UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2022

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X MSCI China Energy ETF (ticker: CHIE)
Global X MSCI China Materials ETF (ticker: CHIM)
Global X MSCI China Industrials ETF (ticker: CHII)
Global X MSCI China Consumer Discretionary ETF (ticker: CHIQ)
Global X MSCI China Consumer Staples ETF (ticker: CHIS)
Global X MSCI China Health Care ETF (ticker: CHIH)
Global X MSCI China Financials ETF (ticker: CHIX)
Global X MSCI China Information Technology ETF (ticker: CHIK)
Global X MSCI China Communication Services ETF (ticker: CHIC)
Global X MSCI China Utilities ETF (ticker: CHIU)
Global X MSCI China Real Estate ETF (ticker: CHIR)
Global X MSCI Greece ETF (ticker: GREK)
Global X DAX Germany ETF (ticker: DAX)
Global X MSCI Portugal ETF (ticker: PGAL)
Global X MSCI Colombia ETF (ticker: GXG)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Pakistan ETF (ticker: PAK)
Global X MSCI Nigeria ETF (ticker: NGE)
Global X MSCI Vietnam ETF (ticker: VNAM)
Global X MSCI Next Emerging & Frontier ETF (ticker: EMFM)
Global X MSCI Norway ETF (ticker: NORW)
Global X FTSE Southeast Asia ETF (ticker: ASEA)

 Annual Report

 October 31, 2022

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Management Discussion of Fund Performance	1
Schedules of Investments
Global X MSCI China Energy ETF	52
Global X MSCI China Materials ETF	54
Global X MSCI China Industrials ETF	58
Global X MSCI China Consumer Discretionary ETF	62
Global X MSCI China Consumer Staples ETF	66
Global X MSCI China Health Care ETF	69
Global X MSCI China Financials ETF	73
Global X MSCI China Information Technology ETF	77
Global X MSCI China Communication Services ETF	81
Global X MSCI China Utilities ETF	84
Global X MSCI China Real Estate ETF	86
Global X MSCI Greece ETF	89
Global X DAX Germany ETF	92
Global X MSCI Portugal ETF	96
Global X MSCI Colombia ETF	99
Global X MSCI Argentina ETF	102
Global X MSCI Pakistan ETF	106
Global X MSCI Nigeria ETF	109
Global X MSCI Vietnam ETF	111
Global X MSCI Next Emerging & Frontier ETF	115
Global X MSCI Norway ETF	130
Global X FTSE Southeast Asia ETF	135
Glossary	140
Statements of Assets and Liabilities	141
Statements of Operations	147
Statements of Changes in Net Assets	153
Financial Highlights	165
Notes to Financial Statements	181
Report of Independent Registered Public Accounting Firm	210
Disclosure of Fund Expenses	213
Liquidity Risk Management Program	217
Supplemental Information	218
Trustees and Officers of the Trust	219
Notice to Shareholders	222

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent

12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Energy ETF

Global X MSCI China Energy ETF

The Global X MSCI China Energy ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Energy IMI Plus 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Investable Market Index (the "Parent Index") that are classified in the Energy sector, as defined by MSCI, Inc. ("MSCI") the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each issuer in the Underlying Index is capped at 10% and the cumulative weight of all issuers with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund increased 16.86%, while the Underlying Index increased 17.64%. The Fund had a net asset value of $11.93 per share on October 31, 2021 and ended the reporting period with a net asset value of $13.64 per share on October 31, 2022.

During the reporting period, the highest returns came from COSCO SHIPPING Energy Transportation Co., Ltd and Yankuang Energy Group Company Limited, which returned 150.02% and 109.90%, respectively. The worst performers were China Suntien Green Energy Corporation Limited and Yantai Jereh Oilfield Services Group Co., Ltd, which returned -43.34% and -37.36%, respectively.

The Fund generated positive returns during the reporting period, performing well due to continued elevated oil prices and increasing criticality of energy security. Coal stocks also delivered high returns during the reporting period, contributing to the Fund's positive performance. During the period, energy security was the primary concern for Chinese policymakers, resulting in an unusually high approval of coal-based power projects by the Chinese government. The demand for coal continued to edge higher as China has prioritized economic stability after the outbreak of the COVID-19 pandemic. The urgent need for energy security is the main reason for high returns throughout the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Energy ETF	16.86%	16.96%	12.88%	13.17%	6.97%	7.19%	2.91%	3.03%
Hybrid Solactive China Energy Total Return Index/ MSCI China Energy IMI Plus 10/50 Index**	17.64%	17.64%	14.08%	14.08%	8.05%	8.05%	3.84%	3.84%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-3.09%	-3.09%	0.79%	0.79%

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Energy ETF

*Fund commenced operations on December 15, 2009.

** Reflects performance of Solactive China Energy Total Return Index through December 5, 2018 and MSCI China Energy IMI Plus 10/50 Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Materials ETF

Global X MSCI China Materials ETF

The Global X MSCI China Materials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Materials 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the "Parent Index") that are classified in the materials sector, as defined by MSCI, Inc. ("MSCI") the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Index by weight.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 41.03%, while the Underlying Index decreased 40.63%. The Fund had a net asset value of $25.22 per share on October 31, 2021 and ended the reporting period with a net asset value of $14.60 per share on October 31, 2022.

During the reporting period, the highest returns came from Hangzhou Oxygen Plant Group Co., Ltd and Zhaojin Mining Industry Co., Ltd, which returned 45.76% and 38.28%, respectively. The worst performers were Huabao International Holdings Limited and Zhejiang Yongtai Technology Co., Ltd, which returned -71.38% and -69.53%, respectively.

The Fund generated negative returns during the reporting period, mostly attributable to COVID-19-influenced lockdowns in China and continued difficulties in the Property sector. The lockdown imposed in Shanghai between the beginning of April and the beginning of June hurt global supply chains as trucks faced obstacles in transporting materials and goods in and out of Shanghai. In addition to difficulties meeting international demand, China had trouble meeting its own growing domestic demand. A slowdown in China’s property market had a negative effect on the Fund’s holdings, many of which were engaged in the supply of construction materials. Notwithstanding opportunities for higher pay, China’s ongoing labor shortage was exacerbated as young people were reluctant to work in factories, further contributing to the Fund’s negative performance during the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Materials ETF	-41.03%	-40.83%	2.79%	3.20%	-4.68%	-4.68%	1.58%	1.66%
Hybrid Solactive China Materials Total Return Index/ MSCI China Materials 10/50 Index**	-40.63%	-40.63%	3.59%	3.59%	-3.92%	-3.92%	1.96%	1.96%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-3.09%	-3.09%	0.79%	0.79%

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Materials ETF

*Fund commenced operations on January 12, 2010.

** Reflects performance of Solactive China Materials Total Return Index through December 5, 2018 and MSCI China Materials 10/50 Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Industrials ETF

Global X MSCI China Industrials ETF

The Global X MSCI China Industrials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Industrials 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the "Parent Index") that are classified in the Industrials sector, as defined by MSCI, Inc. ("MSCI") the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 33.68%, while the Underlying Index decreased 33.28%. The Fund had a net asset value of $16.62 per share on October 31, 2021 and ended the reporting period with a net asset value of $10.93 per share on October 31, 2022.

During the reporting period, the highest returns came from Jiangsu Zhongtian Technology Co., Ltd and Ningbo Deye Technology Co., Ltd, which returned 91.38% and 46.27%, respectively. The worst performers were DiDi Global Inc. and Zhejiang Chint Electrics Co., Ltd, which returned -75.84% and -62.65%, respectively.

The Fund generated negative returns over the reporting period, mainly attributable to rigid COVID-19 pandemic-related restrictions and a worsening Property sector downturn in China, which continued to have a serious effect on factory activity, as more industrial firms with high costs and declining profits faced operational difficulties. Rising investor concerns about the Chinese economy's pullback added further pressure to companies already struggling with low demand and high costs due to higher oil prices and a weaker Chinese yuan. Manufacturers who focus on exports also felt the effects of decreasing global demand during the reporting period. Additionally, unexpected factors such as a heatwave and power crunch also hampered the Industrials sector. However, economic growth picked up toward the end of the reporting period due to favorable government measures, such as tax deferrals, lending rate cuts, and funding largely focused on infrastructure spending, mitigating the Fund’s losses.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Industrials ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Industrials ETF	-33.68%	-33.54%	-4.07%	-3.17%	-5.56%	-5.31%	1.36%	1.42%
Hybrid Solactive China Industrials Total Return Index/ MSCI China Industrials 10/50 Index**	-33.28%	-33.28%	-3.33%	-3.33%	-5.59%	-5.59%	1.88%	1.88%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-3.09%	-3.09%	0.79%	0.79%

*Fund commenced operations on November 30, 2009.

** Reflects performance of Solactive China Industrials Total Return Index through December 5, 2018 and MSCI China Industrials 10/50 Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Industrials ETF

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Discretionary ETF

Global X MSCI China Consumer Discretionary ETF

The Global X MSCI China Consumer Discretionary ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Consumer Discretionary 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the "Parent Index") that are classified in the Consumer Discretionary sector, as defined by MSCI, Inc. ("MSCI") the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 51.28%, while the Underlying Index decreased 51.03%. The Fund had a net asset value of $29.94 per share on October 31, 2021 and ended the reporting period with a net asset value of $14.55 per share on October 31, 2022.

During the reporting period, the highest returns came from New Oriental Education & Technology Group, Inc. and Navinfo Co., Ltd, which returned 71.22% and 35.33%, respectively. The worst performers were XPeng, Inc. and Great Wall Motor Co., Ltd, which returned -85.80% and -75.58%, respectively.

The Fund registered negative growth during the reporting period, as a stiff regulatory environment and strict COVID-19 pandemic-related restrictions in China both adversely affected the Consumer Discretionary sector. Lockdowns in major cities and travel restrictions, together with high joblessness among young people and uncertain economic outlook, made consumers drift away from discretionary products and focus more on necessities, which translated into weaker revenues for many of the holdings in the Fund. A COVID-19 pandemic-related lockdown in Shanghai in early 2022 had a particularly damaging effect on performance for Chinese consumer discretionary stocks. Consumer confidence remained low during the reporting period, and consumers had an inclination to save more due to economic uncertainties and strict measures to control the COVID-19 pandemic.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Discretionary ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Consumer Discretionary ETF	-51.28%	-50.80%	-5.92%	-5.79%	-2.64%	-2.66%	1.91%	1.86%
Hybrid Solactive China Consumer Total Return Index/MSCI China Consumer Discretionary 10/50 Index**	-51.03%	-51.03%	-5.53%	-5.53%	-2.12%	-2.12%	2.52%	2.52%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-3.09%	-3.09%	0.79%	0.79%

*Fund commenced operations on November 30, 2009.

** Reflects performance of Solactive China Total Return Index through December 5, 2018 and MSCI China Consumer Discretionary 10/50 Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Discretionary ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Staples ETF

Global X MSCI China Consumer Staples ETF

The Global X MSCI China Consumer Staples ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Consumer Staples 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the "Parent Index") that are classified in the Consumer Staples sector, as defined by MSCI, Inc. ("MSCI") the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 38.53%, while the Underlying Index decreased 38.07%. The Fund had a net asset value of $29.38 per share on October 31, 2021 and ended the reporting period with a net asset value of $17.24 per share on October 31, 2022.

During the reporting period, the highest returns came from HeilongjiangAgriculture Company Limited and DaShenLin Pharmaceutical Group Co., Ltd, which returned 17.76% and 10.01%, respectively. The worst performers were Smoore International Holdings Limited and RLX Technology, Inc, which returned -77.44% and -74.28%, respectively.

The resurgence of the COVID-19 pandemic and China’s policy to curb the proliferation of the virus through strict lockdowns and travel restrictions in many cities were the main reasons for the Fund’s negative performance during the reporting period. The Chinese economy lost its recovery momentum and growth slowed during most of the reporting period. Unemployment levels shot up, particularly among young people, while sluggish growth in consumer income led to spending cuts and slowing consumption in China. Moreover, the fear of job losses and reduction in wages further undermined consumer confidence. The decline in property prices also discouraged spending as Chinese households who generally have significant investments in property suffered financially from the fall in property prices.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Consumer Staples ETF	-38.53%	-38.79%	-3.70%	-4.27%	6.18%	5.91%
MSCI China Consumer Staples 10/50 Index	-38.07%	-38.07%	-3.14%	-3.14%	6.89%	6.89%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-1.28%	-1.28%

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Staples ETF

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Health Care ETF

Global X MSCI China Health Care ETF

The Global X MSCI China Health Care ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Health Care 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the "Parent Index") that are classified in the Health Care sector, as defined by MSCI, Inc. ("MSCI") the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 45.67%, while the Underlying Index decreased 45.33%. The Fund had a net asset value of $24.81 per share on October 31, 2021 and ended the reporting period with a net asset value of $13.46 per share on October 31, 2022.

During the reporting period, the highest returns came from China Resources Sanjiu Medical & Pharmaceutical Co., Ltd and Shijiazhuang Yiling Pharmaceutical Co., Ltd, which returned 102.67% and 68.49%, respectively. The worst performers were I-MAB and Zai Lab Ltd, which returned -85.97% and -78.66%, respectively.

Policy uncertainties on drug research and development combined with a Chinese government policy to cut drug prices contributed to the Fund’s negative performance during the reporting period. The profit margin of Chinese drug makers shrank with the sharp fall in prices. The Health Care sector came under further strain as the U.S. Department of Commerce added Chinese pharmaceutical companies to its “unverified” list of exporters, as it was unable to verify the end use of the products these companies exported to the United States. Some holdings in the Fund suffered large losses after being added to the “unverified” list, contributing to the Fund’s negative returns during the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Health Care ETF	-45.67%	-45.76%	-8.47%	-8.38%	-2.49%	-2.64%
MSCI China Health Care 10/50 Index	-45.33%	-45.33%	-7.82%	-7.82%	-1.80%	-1.80%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-1.28%	-1.28%

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Health Care ETF

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Financials ETF

Global X MSCI China Financials ETF

The Global X MSCI China Financials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Financials 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the "Parent Index") that are classified in the financials sector, as defined by MSCI, Inc. ("MSCI") the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 30.18%, while the Underlying Index decreased 29.66%. The Fund had a net asset value of $14.42 per share on October 31, 2021 and ended the reporting period with a net asset value of $9.78 per share on October 31, 2022.

During the reporting period, the highest returns came from Guolian Securities Co., Ltd. and Bank of Chengdu Co., Ltd, which returned 29.74% and 23.79%, respectively. The worst performers were Lufax Holding Limited and China Merchants Bank Co., Ltd, which returned -72.41% and -59.56%, respectively.

Investor fears of systemic risk prevailed in China’s Financials sector, resulting in the Fund’s negative performance during the reporting period. The freezing of depositor bank accounts by rural banks in the Henan province led to mass protests, while the ongoing property crisis in China led some investors to believe that the volatility could spill over to banks. Chinese banks have significant exposure to property loans, which positioned them to suffer losses from property developer defaults and mortgage boycotts. In addition, credit demand weakened during the reporting period as, private companies withheld investments due to the gloomy Chinese economic outlook. Holdings in the Fund also saw negative impacts to their bottom-line revenues as a result of a Chinese government initiative to reduce fees in financial transactions.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Financials ETF	-30.18%	-30.33%	-12.16%	-11.90%	-8.06%	-8.14%	0.76%	0.80%
Hybrid Solactive China Financials Total Return Index/MSCI China Financials 10/50 Index**	-29.66%	-29.66%	-11.50%	-11.50%	-7.46%	-7.46%	1.46%	1.46%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-3.09%	-3.09%	0.79%	0.79%

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Financials ETF

*Fund commenced operations on December 10, 2009.

** Reflects performance of Solactive China Financials Total Return Index through December 5, 2018 and MSCI China Financials 10/50 Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Information Technology ETF

Global X MSCI China Information Technology ETF

The Global X MSCI China Information Technology ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Information Technology 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the "Parent Index") that are classified in the Information Technology sector, as defined by MSCI, Inc. ("MSCI") the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified in as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 47.82%, while the Underlying Index decreased 47.47%. The Fund had a net asset value of $29.07 per share on October 31, 2021 and ended the reporting period with a net asset value of $14.81 per share on October 31, 2022.

During the reporting period, the highest returns came from Ninestar Corp and Dawning Information Industry Co., Ltd, which returned 36.60% and 15.27%, respectively. The worst performers were Ming Yuan Cloud Group Holdings Limited and Kingsoft Cloud Holdings Limited, which returned -85.87% and -84.89%, respectively.

Chinese non-consumer internet companies and hardware companies such as semiconductors were largely affected by regulatory moves and came under pressure during the reporting period. This was a key contributor to the Fund’s negative performance. The resurgence of COVID-19 and subsequent lockdowns in many Chinese cities, together with weakening economic growth and slowing consumer and commercial demand in China, resulted in a significant slowdown in the smartphone and personal computer market, negatively impacting the performance of the Information Technology sector. Consumers worried about rising unemployment and a slowdown in income growth cut down on discretionary spending, lengthening smartphone upgrade cycles. Lockdowns also resulted in supply shortages of key inputs, such as integrated circuits, and disrupted production in many Chinese cities. The U.S. Department of Commerce’s regulation limiting the sale of semiconductors and chip-making equipment to Chinese firms also caused investors to sell off Information Technology stocks during the reporting period, negatively impacting the Fund.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Information Technology ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Information Technology ETF	-47.82%	-47.34%	-4.72%	-4.50%	0.98%	0.91%
MSCI China Information Technology 10/50 Index	-47.47%	-47.47%	-3.73%	-3.73%	1.90%	1.90%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-1.28%	-1.28%

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Information Technology ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Communication Services ETF

Global X MSCI China Communication Services ETF

The Global X MSCI China Communication Services ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Communication Services 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the "Parent Index") that are classified in the Communication Services sector, as defined by MSCI, Inc. ("MSCI") the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 52.56%, while the Underlying Index decreased 52.22%. The Fund had a net asset value of $20.56 per share on October 31, 2021 and ended the reporting period with a net asset value of $9.65 per share on October 31, 2022.

During the reporting period, the highest returns came from China South Publishing & Media Group Co., Ltd and Netease Inc., which returned 12.57% and 10.35%, respectively. The worst performers were iQIYI, Inc. and Weibo Corp, which returned -75.60% and -74.83%, respectively.

Continued concerns over the delisting of Chinese ADRs in the United States and China’s regulatory plans for technology companies dragged down the Fund’s returns, which were negative during the reporting period. China’s position in the Ukraine crisis and U.S. regulators’ identification of Chinese companies that might be delisted for failing to meet auditing requirements also had a significant negative impact. Companies in the Communication Services sector benefitted from efforts to roll out 5G networks in China, which helped cushion the Fund from the impact of regulatory concerns.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Communication Services ETF	-52.56%	-52.31%	-23.44%	-23.17%	-18.96%	-19.14%	-2.36%	-2.33%
Hybrid Solactive China Technology Index/NASDAX OMX China Technology Index/MSCI China Communication Services 10/50 Index **	-52.22%	-52.22%	-23.09%	-23.09%	-18.55%	-18.55%	-1.53%	-1.53%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-3.09%	-3.09%	0.79%	0.79%

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Communication Services ETF

*Fund commenced operations on December 8, 2009.

** Reflects performance of Solactive China Technology Index through December 13, 2011, NASDAQ OMX China Technology Index through December 5, 2018 and the MSCI China Communication Services 10/50 Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Utilities ETF

Global X MSCI China Utilities ETF

The Global X MSCI China Utilities ETF (“Fund”) seeks to provide investment results that generally correspond to the price and yield performance, before fees and expenses, of the MSCI China Utilities 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the "Parent Index") that are classified in the utilities sector, as defined by MSCI, Inc. ("MSCI") the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 36.59%, while the Underlying Index decreased 36.11%. The Fund had a net asset value of $19.53 per share on October 31, 2021 and ended the reporting period with a net asset value of $11.84 per share on October 31, 2022.

During the reporting period, the highest returns came from GD Power Development Co., Ltd and Huadian Power International Corp. Ltd, which returned 50.18% and 14.25%, respectively. The worst performers were China Gas Holdings Limited and China Longyuan Power Group Corporation Ltd, which returned -62.85% and -50.56%, respectively.

China’s power shortage continued during the reporting period, but for different reasons than last year. The crisis during the reporting period was the outcome of unusually hot weather plus a lack of rain. In addition, domestic natural gas demand and consumption shrank, contributing to the Fund’s negative performance during the reporting period. However, China continued to boost coal mining and imports to generate electricity and continued transferring electricity between regions to smooth shortages. To counter the power exigency, authorities resorted to power-saving practices, like dimming decorative lights and paring the operational hours of malls. Even though the utilities sector is defensive, the aforementioned challenges contributed to the Fund’s negative performance during the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Utilities ETF	-36.59%	-36.15%	-5.77%	-5.97%	-2.97%	-2.96%
MSCI China Utilities 10/50 Index	-36.11%	-36.11%	-4.95%	-4.95%	-2.15%	-2.15%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-1.28%	-1.28%

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Utilities ETF

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Real Estate ETF

Global X MSCI China Real Estate ETF

The Global X MSCI China Real Estate ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Real Estate 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of companies in the MSCI China Index (the "Parent Index") that are classified in the Real Estate sector, as defined by MSCI, Inc. ("MSCI") the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. Additionally, the Underlying Index utilizes a 10/50 concentration constraint whereby the weight of each group entity in the Underlying Index is capped at 10% and the cumulative weight of all group entities with a weight in excess of 5% does not exceed 50% of the Underlying Index by weight.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 57.96%, while the Underlying Index decreased 59.32%. The Fund had a net asset value of $35.70 per share on October 31, 2021 and ended the reporting period with a net asset value of $14.55 on October 31, 2022 following a 1:3 reverse share split on December 19, 2022.

During the reporting period, the highest returns came from Poly Property Services Co., Ltd and Zhenro Properties Group Limited, which returned 21.02% and 18.66%, respectively. The worst performers were Logan Group Co., Ltd and Country Garden Services Holdings Co. Ltd, which returned -89.49% and -88.63%, respectively.

China’s Three Red Lines policy introduced in late 2020 to reduce the leverage of Chinese real estate developers, and the subsequent default of a few major Chinese real estate companies, led to a crisis in the Chinese housing market, which continued to negatively affect the returns of the Fund during the reporting period. Developers are in financial distress and prices of properties after their sales have fallen significantly. Buyers have gone back on their purchase decisions, fearing that developers could go insolvent, dampening demand and depressing returns for holdings in the Fund during the reporting period. Financially distressed developers failed to finish presold homes, which resulted in a mortgage boycott that further damaged investor sentiment during the reporting period. This was somewhat mitigated by support measures taken by the government towards the end of the reporting period, but these measures were not enough to bring about a sustained rally in the Real Estate sector.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Real Estate ETF	-57.96%	-58.61%	-31.86%	-31.81%	-22.56%	-22.64%
MSCI China Real Estate 10/50 Index	-59.32%	-59.32%	-32.34%	-32.34%	-22.84%	-22.84%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-1.28%	-1.28%

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Real Estate ETF

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Greece ETF

Global X MSCI Greece ETF

The Global X MSCI Greece ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Greece Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Greece equity universe, as defined by MSCI, Inc. ("MSCI"), the provider of the Underlying Index. The broad Greece equity universe includes securities that are classified in Greece according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Greece and carry out the majority of their operations in Greece. The Underlying Index also applies minimum liquidity thresholds as criteria for company inclusion.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 11.63%, while the Underlying Index decreased 11.15%. The Fund had a net asset value of $27.98 per share on October 31, 2021 and ended the reporting period with a net asset value of $24.14 per share on October 31, 2022.

During the reporting period, the highest returns came from Terna Energy SA and GasLog Partners LP, which returned 41.95% and 27.23%, respectively. The worst performers were Public Power Corporation SA and Admie Holdings SA, which returned -41.79% and -41.75%, respectively.

Global inflation, the COVID-19 pandemic, and geopolitical forces such as Greece-Turkey tensions, the Russia-Ukraine war and the European energy crisis, all weighed on Greece's economy during the reporting period. This resulted in negative Fund returns despite the tourism industry's strong performance. Despite macroeconomic headwinds and overall negative returns, the Fund’s negative performance was mitigated by stellar returns from the “Big Four” banks of Greece (Piraeus, Eurobank, National Bank of Greece, and Alpha Bank), all of which are significant holdings in the Fund. During the reporting period, the Big Four banks made significant progress in reducing their non-performing loan (NPL) ratio which boosted sentiment towards them and enabled high returns. Meanwhile, returns for the Greek Energy sector were mixed as Greece experimented with power subsidies and programs to boost energy independence.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Greece ETF	-11.63%	-12.28%	-4.71%	-4.59%	-0.51%	-0.61%	-5.17%	-5.24%
Hybrid MSCI All Greece Select 25/50 Index/ FTSE/ATHEX Custom Capped Index**	-11.15%	-11.15%	-4.25%	-4.25%	-0.02%	-0.02%	-4.54%	-4.54%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-3.09%	-3.09%	0.79%	0.79%

Management Discussion of Fund Performance (unaudited)
Global X MSCI Greece ETF

*Fund commenced operations on December 7, 2011.

** Reflects performance of the FTSE/ATHEX Custom Capped Index through February 29, 2016 and MSCI All Greece Select 25/50 Index, thereafter. The inception of the MSCI All Greece Select 25/50 Index (“New Index”) was on December 23, 2015. Effective on or around March 1, 2016, the Fund began to track the New Index. The change was due to the planned migration to the New Index, potentially allowing for broader exposure to the local market.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Greece ETF

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X DAX Germany ETF

Global X DAX Germany ETF

The Global X DAX Germany ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the DAX® Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the segment of the largest and most actively traded companies – known as blue chips – on the German equities market. It contains the shares of the 40 largest and most liquid companies admitted to the Frankfurt Stock Exchange in the Prime Standard segment. The Underlying Index represents about 80% of the free-float market capitalization authorized in Germany.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 28.29%, while the Underlying Index decreased 27.85%. The Fund had a net asset value of $32.86 per share on October 31, 2021 and ended the reporting period with a net asset value of $22.74 per share on October 31, 2022.

During the reporting period, the highest returns came from Hannover Rueck SE and Deutsche Telekom AG, which returned 7.14% and 5.60%, respectively. The worst performers were Zalando SE and Delivery Hero SE, which returned -75.58% and -70.47%, respectively.

The German economy's recovery from the COVID-19 pandemic was affected by the war in Ukraine, an embargo on Russian oil, rising energy costs, inflation, supply chain bottlenecks, and continuing COVID-19 pandemic-related restrictions in Germany. This resulted in the Fund's negative performance during the reporting period. The Fund holds blue-chip German equities spread across several sectors. Some of these blue-chip companies suffered small shocks to their revenues after suddenly suspending or terminating operations in Russia, dampening performance. Despite headwinds from inflation, Germany avoided recession during the reporting period, which helped mitigate negative investor sentiment, and in turn, Fund losses. Nonetheless, the European Central Bank raised interest rates and reduced bank subsidies during the reporting period, which likely had adverse impact on the Fund's performance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X DAX Germany ETF*	-28.29%	-28.51%	-3.50%	-3.54%	-3.67%	-3.85%	1.07%	1.05%
DAX® Index	-27.85%	-27.85%	-3.00%	-3.00%	-3.16%	-3.16%	1.83%	1.83%
MSCI EAFE Index (Net)	-23.00%	-23.00%	-1.27%	-1.27%	-0.09%	-0.09%	2.48%	2.48%

Management Discussion of Fund Performance (unaudited)
Global X DAX Germany ETF

*Fund commenced operations on October 22, 2014. The financial statements include the financial information of the Predecessor Fund through December 21, 2018 (See Note 1 in Notes to Financial Statements).

The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Portugal ETF

Global X MSCI Portugal ETF

The Global X MSCI Portugal ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Portugal Plus 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Portugal equity universe, while including a minimum number of constituents, as defined by MSCI, Inc. ("MSCI"), the provider of the Underlying Index. The Broad Portugal Equity Universe includes securities that are classified in Portugal according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Portugal and carry out the majority of their operations in Portugal.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 17.55%, while the Underlying Index decreased 17.10%. The Fund had a net asset value of $11.71 per share on October 31, 2021 and ended the reporting period with a net asset value of $9.35 per share on October 31, 2022.

During the reporting period, the highest returns came from Altri Sgps SA and Greenvolt - Energias Renovaveis SA, which returned 16.64% and 14.06%, respectively. The worst performers were Fusion Fuel Green PLC and Fosun International Limited, which returned -65.66% and -46.00%, respectively.

Despite a rebound in the tourism industry and robust public investment in early 2022, the Portuguese economy was adversely affected by the war in Ukraine, rising inflation that weighed on private consumption, supply-chain disruptions, increases in energy and commodities prices as well as lowering consumer confidence and purchasing power. These events contributed to the Fund's negative performance during the reporting period. Furthermore, the Utilities sector was impacted by a severe drought in Iberia, which increased the production costs for Energias de Portugal, a leading Portuguese energy company and holding of the Fund. When combined with an extreme tax on the energy sector in Portugal, this resulted in net losses to the business and contributed to the Fund's negative returns. However, the negative effects of rising inflation and higher interest rates were partly mitigated by the labor market's strong performance, savings accumulated during the COVID-19 pandemic, and economic stimulus measures by the Portuguese government, which were a relief to the country’s economy.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Portugal ETF	-17.55%	-17.50%	-1.43%	-1.43%	-1.82%	-1.87%	-1.88%	-1.90%
Hybrid FTSE Portugal 20 Index/MSCI All Portugal Plus 25/50 Index**	-17.10%	-17.10%	-1.25%	-1.25%	-1.71%	-1.71%	-1.74%	-1.74%
MSCI EAFE Index (Net)	-23.00%	-23.00%	-1.27%	-1.27%	-0.09%	-0.09%	2.00%	2.00%

Management Discussion of Fund Performance (unaudited)
Global X MSCI Portugal ETF

*Fund commenced operations on November 12, 2013.

** Hybrid index performance reflects the performance of the FTSE Portugal 20 Index through December 5, 2016, and the MSCI All Portugal Plus 25/50 Index thereafter.

The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

Global X MSCI Colombia ETF

The Global X MSCI Colombia ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Colombia Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Colombia equity universe, as defined by MSCI, Inc. ("MSCI"), the provider of the Underlying Index. The Broad Colombia Equity Universe includes securities that are classified in Colombia according to the MSCI Global Investable

Market Index Methodology, together with companies that are headquartered or listed in Colombia and carry out the majority of their operations in Colombia.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 31.39%, while the Underlying Index decreased 30.87%. The Fund had a net asset value of $30.76 per share on October 31, 2021 and ended the reporting period with a net asset value of $19.68 per share on October 31, 2022.

During the reporting period, the highest returns came from Grupo Nutresa SA and Grupo de Inversiones Suramericana SA, which returned 74.59% and 65.89%, respectively. The worst performers were Mineros SA and Banco de Bogota SA, which returned -63.52% and -63.37%, respectively.

The Fund generated negative returns during the reporting period as a result of macroeconomic challenges, risk-off sentiment in Columbia, and a contentious presidential election that damaged investor sentiment. During the reporting period, the Fund maintained a high allocation to Financials and Energy. Before May and June 2022, this allocation worked favorably for the Fund’s performance, as a rising interest rate environment, surging commodity prices and a wave of major tender offers boosted the Financials and Energy sectors. However, after two rounds of voting for the presidential election in May and June, Gustavo Petro was elected as president. As the first leftist president in the country’s history, Gustavo Petro created deep uncertainty for investors who speculated over how radical or moderate he would be. More importantly, Petro promised to rapidly move the country away from dependence on oil for revenue and even suggested tough actions against Ecopetrol, the largest holding in the Fund during the reporting period. This had a strongly adverse effect on the Fund’s performance in the latter part of the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Colombia ETF	-31.39%	-32.88%	-16.20%	-16.48%	-8.94%	-9.27%	-11.08%	-11.33%
Hybrid MSCI All Colombia Select 25/50 Index/MSCI All Colombia Capped Index/FTSE Colombia 20 Index**	-30.87%	-30.87%	-15.91%	-15.91%	-8.55%	-8.55%	-10.53%	-10.53%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-3.09%	-3.09%	0.79%	0.79%

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

*Fund commenced operations on February 5, 2009.

**Reflects performance of the FTSE Colombia 20 Index through July 14, 2014, the MSCI All Colombia Capped Index through August 30, 2016 and the MSCI All Colombia Select 25/50 Index, thereafter. The inception of the MSCI All Colombia Select 25/50 Index (“New Index”) was on July 15, 2016. Effective on or around August 31, 2016, the Fund began to track the New Index. This change was due to the planned migration to the New Index, potentially improving the trading characteristics of the Fund.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Argentina ETF

Global X MSCI Argentina ETF

The Global X MSCI Argentina ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Argentina 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Argentina equity universe, while including a minimum number of constituents. The Broad Argentina Equity Universe includes securities that are classified in Argentina according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Argentina and carry out the majority of their operations in Argentina. The Underlying Index targets a minimum of 25 securities and 20 issuers at construction.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 3.42%, while the Underlying Index decreased 3.09%. The Fund had a net asset value of $33.00 per share on October 31, 2021 and ended the reporting period with a net asset value of $31.13 per share on October 31, 2022.

During the reporting period, the highest returns came from YPF SA and Transportadora de Gas del Sur SA, which returned 81.9% and 63.28%, respectively. The worst performers were Despegar.com, Corp and MercadoLibre, Inc. which returned -42.81% and -39.12%, respectively.

The Fund is well-diversified across cyclical and non-cyclical sectors. Argentina's growth slowed during the reporting period due to an increase in COVID-19 cases, interest rate hikes to combat surging inflation and higher energy import costs, including natural gas. This added to higher energy subsidy costs, hitting Argentina's savings and economic growth, resulting in the Fund's negative performance. During the reporting period, Argentina’s economic policy went through a period of deep uncertainty as the Minister of Economy was swapped out multiple times in the span of a month. Despite this uncertainty, Argentina reached a deal to restructure a Paris Club agreement to postpone the bulk of the billions of dollars of debt repayments until 2028, providing some relief to Argentina. Argentina's new economic team, under the guidance of Minister of Economy Sergio Massa, has implemented decisive, corrective measures that are restoring confidence, policy, and credibility among investors. This facilitated rapid recovery and strengthening prospects for growth, which likely contributed to better performance of the Fund in the last few months of the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Argentina ETF	-3.42%	-3.03%	13.69%	13.64%	0.54%	0.55%	7.29%	7.34%
Hybrid FTSE Argentina 20 Index/ MSCI All Argentina 25/50 Index**	-3.09%	-3.09%	14.15%	14.15%	0.48%	0.48%	7.84%	7.84%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-3.09%	-3.09%	0.79%	0.79%

Management Discussion of Fund Performance (unaudited)
Global X MSCI Argentina ETF

*Fund commenced operations on March 2, 2011.

**Reflects performance of the FTSE Argentina 20 Index through August 14, 2014 and the MSCI All Argentina 25/50 Index (“New Index”) thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

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Management Discussion of Fund Performance (unaudited)
Global X MSCI Pakistan ETF

Global X MSCI Pakistan ETF

The Global X MSCI Pakistan ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Pakistan Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Pakistan equity universe, while including a minimum number of constituents as defined by MSCI, Inc. ("MSCI"), the provider of the Underlying Index. The broad Pakistan equity universe includes securities that are classified in Pakistan according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Pakistan and carry out the majority of their operations in Pakistan.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 32.01%, while the Underlying Index decreased 30.66%. The Fund had a net asset value of $25.99 per share on October 31, 2021 and ended the reporting period with a net asset value of $16.45 per share on October 31, 2022.

During the reporting period, the highest returns came from Kot Addu Power Co Ltd and Millat Tractors Limited, which returned 15.37% and 7.61%, respectively. The worst performers were Searle Company Ltd and Habib Bank Limited, which returned -59.49% and -54.45%, respectively.

Despite the resumption of an International Monetary Fund funding program in August which depleted foreign reserves, a weakening local currency, political unrest, decades-high inflation levels, and a large fiscal deficit that inflated the cost of Pakistan imports all contributed to the Fund's negative performance during the reporting period. To combat rising inflationary pressures, Pakistan's central bank raised policy interest rates during the reporting period. Furthermore, floods in Pakistan submerged nearly a third of the country’s land and had a devastating impact on the economy. Political stability became a particular concern for international investors after former Prime Minister Imran Khan began rallying protestors and spreading the claim that the vote of no-confidence that ousted him was, in fact, a foreign-backed coup. The likelihood of political violence increased as many of Khan’s supporters viewed the incumbent leaders as illegitimate, thus dampening investor confidence in Pakistan and dampening the Fund’s returns.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Pakistan ETF*	-32.01%	-31.35%	-10.06%	-9.85%	-16.11%	-16.09%	-11.69%	-11.75%
MSCI All Pakistan Select 25/50 Index	-30.66%	-30.66%	-8.63%	-8.63%	-14.92%	-14.92%	-10.10%	-10.10%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-3.09%	-3.09%	-0.38%	-0.38%

Management Discussion of Fund Performance (unaudited)
Global X MSCI Pakistan ETF

*Fund commenced operations on April 22, 2015.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Nigeria ETF

Global X MSCI Nigeria ETF

The Global X MSCI Nigeria ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Nigeria Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Nigeria equity universe, while including a minimum number of constituents, as defined by MSCI, Inc. ("MSCI"), the provider of the Underlying Index. The broad Nigeria equity universe includes securities that are classified in Nigeria according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Nigeria and carry out the majority of their operations in Nigeria.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 13.69%, while the Underlying Index decreased 12.81%. The Fund had a net asset value of $15.73 per share on October 31, 2021 and ended the reporting period with a net asset value of $12.91 per share on October 31, 2022.

During the reporting period, the highest returns came from Fidelity Bank PLC and MTN Nigeria Communications PLC, which returned 59.08% and 12.77%, respectively. The worst performers were UPDC Real Estate Investment Trust and Guaranty Trust Holding Company Plc, which returned-47.41% and -33.30%, respectively.

The Nigerian economy’s recovery from the COVID-19 pandemic was aided by a recovery in mining & quarrying activities, transportation, and financial activities. However, macroeconomic stability was weakened by trade restrictions, deficit monetization, and higher global inflation, resulting in the Fund’s negative performance during the reporting period. The strong rally in global oil prices did not benefit Nigeria's oil sector during the reporting period due to Nigeria’s negligible refining capacity, massive theft of millions of barrels per day, and the cost of fuel subsidies. However, Nigeria's non-oil exposures boosted the country's economic growth rate, led primarily by the Information Technology and Telecommunications sectors. Nigeria's central bank raised interest rates to combat inflation and relieve pressure on its currency, the naira. At the same time, Nigeria’s system of multiple currency exchange rates continued to create market distortions and problems for investor liquidity, which made the market less appealing for international investors. The majority of Fund assets are in naira and naira-dominated securities. Assets denominated in naira are required to be converted to U.S. Dollars for financial reporting purposes. The currency situation in Nigeria was tenuous and unique, and impacted the Fund in executing repatriation transactions at the spot rate used for financial reporting translation, contributing to the Fund’s negative performance.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Nigeria ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Nigeria ETF	-13.69%	-30.58%	5.52%	-12.09%	-5.38%	-14.45%	-11.91%	-16.43%
Hybrid MSCI All Nigeria Select 25/50 Index/Solactive Nigeria Index**	-12.81%	-12.81%	7.65%	7.65%	-2.98%	-2.98%	-9.90%	-9.90%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-3.09%	-3.09%	0.42%	0.42%

*Fund commenced operations on April 2, 2013.

**Reflects performance of the Solactive Nigeria Index through August 14, 2014 and the MSCI All Nigeria Select 25/50 Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Nigeria ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Vietnam ETF

Global X MSCI Vietnam ETF

The Global X MSCI Vietnam ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Vietnam IMI Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Vietnam equity universe, while including a minimum number of constituents, as defined by MSCI, Inc. ("MSCI"), the provider of the Underlying Index ("Index Provider"). The broad Vietnam equity universe includes securities that are classified in Vietnam according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Vietnam and carry out the majority of their operations in Vietnam, as determined solely by the Index Provider.

From the inception of the Fund to the period ended October 31, 2022 (the “reporting period”), the Fund decreased 42.60%, while the Underlying Index decreased 42.33%. The Fund had a net asset value of $25.64 per share on December 07, 2021 and ended the reporting period with a net asset value of $14.67 per share on October 31, 2022.

During the reporting period, the highest returns came from Van Phu - Invest Investment JSC and Vinh Hoan Corp, which returned 36.58% and 12.22%, respectively. The worst performers were Thaiholdings JSC and An Phat Holdings JSC, which returned -84.95% and -77.16%, respectively.

Financial markets in Vietnam suffered a serious pullback during the reporting period, mainly due to a liquidity crunch in the property sector, strains on the financial sector, and adverse global developments, which negatively affected the Fund’s performance. A Vietnamese government crackdown on property lending aimed to reduce speculation in the property market, but had the effect of stalling projects, discouraging funding, and depressing homebuyer demand. The Fund was strongly impacted by the decline of Vietnam’s property sector, as Real Estate was the largest sector allocation of the Fund during the reporting period. The country also faced challenges from labor shortages and supply chain constraints owing to the Russia-Ukraine conflict and lockdowns in China, contributing to the Fund’s negative performance.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2022
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X MSCI Vietnam ETF	-42.60%	-41.82%
MSCI Vietnam IMI Select 25-50 Index	-42.33%	-42.33%
MSCI Emerging Markets Index (Net)	-29.49%	-29.49%

Management Discussion of Fund Performance (unaudited)
Global X MSCI Vietnam ETF

*Fund commenced operations on December 7, 2021.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Next Emerging & Frontier ETF

Global X MSCI Next Emerging & Frontier ETF

The Global X MSCI Next Emerging & Frontier ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Select Emerging and Frontier Markets Access Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect equity performance of select emerging markets and frontier markets companies while maintaining diversification across individual countries, sectors and issuers. The Underlying Index is constructed from the MSCI EFM ex BRICKT (Brazil, Russia, India, China, South Korea & Taiwan) Index (the "Parent Index"). Securities from the Parent Index are classified into emerging markets countries and frontier markets countries based on the market classification approach of MSCI Inc., the Index Provider.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 11.75%, while the Underlying Index decreased 11.08%. The Fund had a net asset value of $21.00 per share on October 31, 2021 and ended the reporting period with a net asset value of $18.07 per share on October 31, 2022.

During the reporting period, the highest returns came from Grupo Financiero Inbursa SAB de CV and Abu Dhabi Islamic Bank which returned 83.11% and 68.27%, respectively. The worst performers were Thaiholdings JSC and PT Bank Jago Tbk, which returned -79.70% and -70.96%, respectively.

The negative performance of the Fund during the reporting period can be attributed to concerns among investors over the COVID-19 Omicron variant, the Russia–Ukraine crisis, and general risk-off sentiment. Rising commodity prices had mixed effects on emerging and frontier markets, while the rate hikes of the U.S. Federal Reserve weakened currencies around the world. At the same time, due to the relaxation of travel restrictions, tourism and export performance improved, mitigating the Fund’s losses. Sector weightings were the highest in Financials at 30.62%, followed by Communication Services (14.66%) during the reporting period. The highest average country exposures for the Fund were Indonesia (10.52%), Saudi Arabia (10.32%), South Africa (9.24%), and Vietnam (8.17%).

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Next Emerging & Frontier ETF	-11.75%	-11.60%	-0.98%	-0.87%	-2.21%	-2.06%	-1.28%	-1.21%
Hybrid Solactive Next Emerging & Frontier Index/ MSCI Select Emerging and Frontier Markets Access Index**	-11.08%	-11.08%	-0.20%	-0.20%	-1.46%	-1.46%	-0.56%	-0.56%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-3.09%	-3.09%	0.37%	0.37%

Management Discussion of Fund Performance (unaudited)
Global X MSCI Next Emerging & Frontier ETF

*Fund commenced operations on November 6, 2013.

** Reflects performance of the Solactive Next Emerging & Frontier Index through January 15, 2019 and the MSCI Select Emerging and Frontier Markets Access Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Norway ETF

Global X MSCI Norway ETF

The Global X MSCI Norway ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect broad based equity market performance in Norway as defined by MSCI, Inc. ("MSCI"), the provider of the Underlying Index. The broad Norway equity universe includes securities that are classified in Norway according to the MSCI Global Investable Market Index Methodology, which is a methodology that seeks to identify the investable universe of companies globally in order to facilitate the construction of replicable indexes such as the Underlying Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 21.72%, while the Underlying Index decreased 21.63%. The Fund had a net asset value of $32.01 per share on October 31, 2021 and ended the reporting period with a net asset value of $24.43 per share on October 31, 2022.

During the reporting period, the highest returns came from Hafnia Ltd and Golden Ocean Group Ltd, which returned 154.80% and 101.76%, respectively. The worst performers were LINK Mobility Group Holding ASA and Meltwater NV, which returned -75.62% and -73.43%, respectively.

During the reporting period, the Norwegian economy recovered from the COVID-19 pandemic, but the impact of the Russia-Ukraine war on global commodities prices, energy prices and surging inflation created housing market imbalances and outlays on electricity-bill subsidies in Norway. These factors contributed to the Fund’s negative returns during the reporting period. This was mitigated, to some extent, by Energy holdings in the Fund, particularly Equinor, that received a windfall from the sudden need for energy security in Europe as a result of the war in Ukraine. For the broader economy, Norway's central bank raised interest rates significantly during the period, tightening the Norwegian economy and creating a tougher environment for equities, which also negatively impacted the Fund during the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Norway ETF†	-21.72%	-22.51%	2.51%	2.62%	0.69%	0.60%	1.07%	1.08%
Hybrid MSCI Norway IMI 25/50 Index/FTSE Norway 30 Index**	-21.63%	-21.63%	2.79%	2.79%	0.98%	0.98%	1.47%	1.47%
MSCI EAFE Index (Net)	-23.00%	-23.00%	-1.27%	-1.27%	-0.09%	-0.09%	4.13%	4.13%

Management Discussion of Fund Performance (unaudited)
Global X MSCI Norway ETF

*Fund commenced operations on November 9, 2010.

**Reflects performance of the FTSE Norway 30 Index through July 14, 2014 and the MSCI Norway IMI 25/50 Index thereafter.

† Performance for periods prior to November 1, 2021 reflects the historical performance of the Global X MSCI Norway ETF, the predecessor fund. On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF. As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, performance figures for the Combined Fund for periods prior to the date of the Reorganization represent the performance of the Acquired Fund (See Note 1 in Notes to Financial Statements).

The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Norway ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X FTSE Southeast Asia ETF

Global X FTSE Southeast Asia ETF

The Global X FTSE Southeast Asia ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ASEAN 40 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of the 40 largest companies in the five ASEAN regions: Indonesia, Philippines, Singapore, Malaysia and Thailand as defined by FTSE International Limited ("FTSE"), the provider of the Underlying Index. The Underlying Index is free-float adjusted and weighted by market capitalization and designed using eligible stocks within the FTSE All-World universe.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 3.13%, while the Underlying Index decreased 2.43%. The Fund had a net asset value of $15.10 per share on October 31, 2021 and ended the reporting period with a net asset value of $14.02 on October 31, 2022.

During the reporting period, the highest returns came from PTT Exploration & Production PLC and PT Bank Mandiri (Persero) Tbk, which returned 41.53% and 39.85%, respectively. The worst performers were Press Metal Aluminium Holdings Berhad and Ayala Land Inc., which returned -38.84% and -36.57%, respectively.

The Underlying Index delivered negative returns during the reporting period, but a number of factors allowed it to outperform major indices in a time of general risk-off sentiment. In addition to the relaxation of COVID-19 restrictions boosting tourist inflows and strengthening the macroeconomic environment, investors started to become more optimistic on SoutheastAsian financials as interest rates rose. Financials holdings in the Fund generally performed well during the reporting period, which had positive implications for the Fund, as it has a high allocation to Financials. Southeast Asian currencies have held up relatively well against the rising dollar compared to developed-country currencies, with the Indonesian rupiah and Singapore dollar performing particularly well. Furthermore, as Vietnam’s property sector suffered, which in turn negatively impacted Vietnamese equities, the fact that the Fund has no direct exposure to Vietnam worked in its favor. Performance during the reporting period was hampered by supply-chain disruptions, accelerating inflation, and rising interest rates in the United States. Continuing political instability in Myanmar and the war in Ukraine raised additional risks for the Fund during the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Southeast Asia ETF	-3.13%	-2.38%	-1.32%	-0.92%	0.48%	0.67%	1.22%	1.30%
FTSE/ASEAN 40 Index	-2.43%	-2.43%	-0.64%	-0.64%	1.18%	1.18%	1.89%	1.89%
MSCI Emerging Markets Index (Net)	-31.03%	-31.03%	-4.42%	-4.42%	-3.09%	-3.09%	0.79%	0.79%

Management Discussion of Fund Performance (unaudited)
Global X FTSE Southeast Asia ETF

*Fund commenced operations on February 16, 2011.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Schedule of Investments	October 31, 2022
Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 97.7%
Energy — 97.7%
CGN Mining *	2,472,000	$229,885
China Coal Energy, Cl H .	562,800	414,401
China Merchants Energy Shipping, Cl A	271,300	257,972
China Oilfield Services, Cl H	596,586	671,837
China Petroleum & Chemical, Cl A .	51,650	28,678
China Petroleum & Chemical, Cl H	1,966,597	776,633
China Shenhua Energy, Cl A .	7,000	26,768
China Shenhua Energy, Cl H	305,355	803,274
China Suntien Green Energy, Cl H .	749,400	284,491
COSCO SHIPPING Energy Transportation,
Cl A *	166,900	385,026
Guanghui Energy, Cl A	221,650	310,850
Inner Mongolia Dian Tou Energy, Cl A	121,200	204,202
Inner Mongolia Yitai Coal, Cl B	296,594	419,384
Jizhong Energy Resources, Cl A	242,900	201,475
Offshore Oil Engineering, Cl A .	476,575	305,576
PetroChina, Cl A .	40,800	26,662
PetroChina, Cl H	2,093,163	799,950
Pingdingshan Tianan Coal Mining, Cl A .	131,700	197,996
Shaanxi Coal Industry, Cl A	153,786	416,664
Shan Xi Hua Yang Group New Energy, Cl A	116,300	267,978
Shanxi Coking Coal Energy Group, Cl A .	193,853	301,222
Shanxi Lu'an Environmental Energy
Development, Cl A .	156,565	358,621
Sinopec Kantons Holdings	971,300	262,318
Yankuang Energy Group, Cl A .	5,304	29,378
Yankuang Energy Group, Cl H	250,475	705,172
Yantai Jereh Oilfield Services Group, Cl A	58,910	241,584
TOTAL CHINA		8,927,997

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 2.1%
Energy — 2.1%
AAG Energy Holdings .	1,273,400	$193,041
TOTAL COMMON STOCK
(Cost $9,894,917)		9,121,038
TOTAL INVESTMENTS — 99.8%
(Cost $9,894,917)		$9,121,038

Percentages are based on Net Assets of $9,139,567.

* Non-income producing security.

As of October 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 98.1%
Materials — 98.1%
Aluminum Corp of China, Cl A	51,300	$27,014
Aluminum Corp of China, Cl H .	217,339	62,019
Anhui Conch Cement, Cl A	9,900	32,792
Anhui Conch Cement, Cl H .	61,670	158,695
Anhui Honglu Steel Construction Group, Cl A .	1,950	9,066
Asia - Potash International Investment
Guangzhou, Cl A *	1,900	6,610
Baoshan Iron & Steel, Cl A	76,600	50,265
BBMG, Cl A	46,100	14,654
Chengtun Mining Group, Cl A .	8,900	6,727
Chengxin Lithium Group, Cl A .	1,400	8,255
Chifeng Jilong Gold Mining, Cl A *	4,800	12,324
China Hongqiao Group	123,000	87,277
China Jushi, Cl A .	15,659	24,994
China National Building Material, Cl H	200,000	116,181
China Northern Rare Earth Group High-Tech,
Cl A	12,600	41,598
China Rare Earth Resources and Technology,
Cl A *	2,300	9,049
China Resources Cement Holdings	134,100	48,516
CMOC Group, Cl A .	63,200	35,781
CMOC Group, Cl H .	192,854	62,157
CNGR Advanced Material, Cl A .	700	6,888
CNNC Hua Yuan Titanium Dioxide, Cl A .	9,570	8,721
Do-Fluoride New Materials, Cl A	1,725	7,331
Dongyue Group .	69,600	60,469
Ganfeng Lithium, Cl A .	5,440	58,644
Ganfeng Lithium, Cl H	18,960	128,254
GEM, Cl A .	20,400	20,706
Guangzhou Tinci Materials Technology, Cl A ..	5,060	29,338
Hangzhou Oxygen Plant Group, Cl A .	2,700	15,504
Henan Shenhuo Coal & Power, Cl A .	4,700	8,996

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Hengli Petrochemical, Cl A	20,220	$42,315
Hengyi Petrochemical, Cl A	17,200	15,722
Hesteel, Cl A	53,100	15,720
Hoshine Silicon Industry, Cl A .	750	9,792
Huafon Chemical, Cl A	8,200	7,450
Huaibei Mining Holdings, Cl A	4,100	7,288
Huaxin Cement, Cl A .	7,350	13,456
Hubei Xingfa Chemicals Group, Cl A	2,000	7,713
Hunan Valin Steel, Cl A	31,100	16,971
Inner Mongolia BaoTou Steel Union, Cl A	161,700	38,825
Inner Mongolia ERDOS Resources, Cl A	3,220	6,115
Inner Mongolia Junzheng Energy & Chemical
Industry Group, Cl A	37,900	20,061
Inner Mongolia Yuan Xing Energy, Cl A	7,700	6,776
Jiangsu Eastern Shenghong, Cl A .	8,200	13,693
Jiangsu Yangnong Chemical, Cl A	1,400	17,646
Jiangsu Yoke Technology, Cl A	1,200	9,626
Jiangxi Copper, Cl A	9,700	20,379
Jiangxi Copper, Cl H	61,591	67,320
Kingfa Sci & Tech, Cl A .	7,700	10,169
LB Group, Cl A	10,100	21,178
Luxi Chemical Group, Cl A .	4,700	7,284
Maanshan Iron & Steel, Cl A .	16,900	5,810
MMG *	145,800	28,789
Ningbo Shanshan, Cl A	4,100	10,057
Ningxia Baofeng Energy Group, Cl A	14,500	22,689
Pangang Group Vanadium Titanium &
Resources, Cl A *	34,100	21,074
Qinghai Salt Lake Industry, Cl A *	11,900	34,920
Real Gold Mining *(A)	97,864	—
Rongsheng Petrochemical, Cl A .	33,800	49,339
Satellite Chemical, Cl A	7,292	12,336
Shandong Gold Mining, Cl A	13,820	32,617
Shandong Gold Mining, Cl H .	38,700	61,625
Shandong Hualu Hengsheng Chemical, Cl A	8,320	29,716
Shandong Nanshan Aluminum, Cl A .	50,800	21,345
Shandong Sun Paper Industry JSC, Cl A	12,900	18,461
Shanghai Putailai New Energy Technology,
Cl A	4,980	33,908

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Shanxi Meijin Energy, Cl A .	8,200	$9,800
Shanxi Taigang Stainless Steel, Cl A .	27,600	14,948
Shenghe Resources Holding, Cl A	4,300	7,837
Shenzhen Capchem Technology, Cl A	1,720	8,487
Shenzhen Dynanonic, Cl A .	200	7,039
Shenzhen Senior Technology Material, Cl A .	3,500	8,829
Sichuan Hebang Biotechnology .	18,700	7,373
Sichuan Yahua Industrial Group, Cl A .	2,900	10,583
Sinoma Science & Technology, Cl A .	3,700	9,040
Sinomine Resource Group, Cl A	840	10,314
Sinopec Shanghai Petrochemical, Cl A .	33,100	13,863
Skshu Paint, Cl A *	993	11,772
Suzhou TA&A Ultra Clean Technology, Cl A	975	8,227
Tangshan Jidong Cement, Cl A .	5,600	5,799
Tianqi Lithium, Cl A *	3,300	43,016
Tianshan Aluminum Group, Cl A .	9,100	7,747
Tibet Summit Resources, Cl A *	2,675	7,645
Tongkun Group, Cl A .	10,600	17,498
Tongling Nonferrous Metals Group, Cl A .	49,600	17,052
Transfar Zhilian, Cl A	16,600	11,165
Wanhua Chemical Group, Cl A .	10,022	109,871
Weihai Guangwei Composites, Cl A	2,300	24,349
Western Mining, Cl A	5,000	6,460
Western Superconducting Technologies, Cl A ..	896	14,260
Xiamen Tungsten, Cl A	6,400	17,532
Xinjiang Zhongtai Chemical, Cl A	7,825	6,277
Yintai Gold, Cl A .	13,320	25,949
YongXing Special Materials Technology, Cl A .	675	10,725
Youngy, Cl A *	675	10,147
Yunnan Aluminium, Cl A	5,900	7,381
Yunnan Energy New Material, Cl A	2,900	58,569
Yunnan Tin, Cl A	3,600	5,604
Yunnan Yuntianhua, Cl A *	2,000	5,501
Zangge Mining, Cl A	1,600	5,926
Zhaojin Mining Industry *	42,000	34,671
Zhejiang Huayou Cobalt, Cl A .	5,459	40,573
Zhejiang Juhua, Cl A .	11,400	24,386
Zhejiang Yongtai Technology, Cl A .	2,100	6,251
Zibo Qixiang Tengda Chemical, Cl A *	8,100	7,492

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Zijin Mining Group, Cl A .	38,700	$41,814
Zijin Mining Group, Cl H	258,059	246,558
TOTAL CHINA		2,865,340
HONG KONG — 1.9%
Materials — 1.9%
China Lumena New Materials *(A)	48	—
Nine Dragons Paper Holdings	90,970	53,888
TOTAL HONG KONG		53,888
TOTAL COMMON STOCK
(Cost $4,385,546)		2,919,228
TOTAL INVESTMENTS — 100.0%
(Cost $4,385,546)		$2,919,228

Percentages are based on Net Assets of $2,919,716.

* Non-income producing security.

(A) Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3(1)		Total
Investments in Securities
Common Stock	$$2,919,228	$—	$—	^	$2,919,228
Total Investments in
Securities	$$2,919,228	$—	$—		$2,919,228

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Security is fair valued at zero.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 96.7%
Industrials — 96.7%
AECC Aero-Engine Control, Cl A	4,300	$17,599
AECC Aviation Power, Cl A .	8,685	57,631
Air China, Cl A *	21,160	27,915
Air China, Cl H *	96,100	66,843
AVIC Electromechanical Systems, Cl A	12,360	19,728
AviChina Industry & Technology, Cl H .	132,810	58,201
AVICOPTER, Cl A .	1,940	11,619
Beijing Capital International Airport, Cl H *	100,781	54,564
Beijing Easpring Material Technology, Cl A	600	4,829
Beijing New Building Materials, Cl A	5,320	14,392
Beijing Originwater Technology, Cl A .	11,940	7,672
Beijing United Information Technology, Cl A	1,586	26,830
Beijing-Shanghai High Speed Railway, Cl A	130,100	79,159
China Baoan Group, Cl A .	8,080	12,743
China Communications Services, Cl H .	127,000	35,431
China Conch Venture Holdings .	85,730	126,468
China CSSC Holdings, Cl A	14,510	52,497
China Eastern Airlines, Cl A *	29,000	18,990
China Energy Engineering	105,800	33,053
China Everbright Environment Group .	194,250	64,586
China Lesso Group Holdings .	58,090	47,139
China Merchants Port Holdings .	70,381	82,486
China National Chemical Engineering, Cl A .	19,620	18,924
China Railway Group, Cl A .	65,200	44,385
China Railway Group, Cl H	215,648	93,678
China Southern Airlines, Cl A *	35,860	31,603
China Southern Airlines, Cl H *	89,650	46,253
China State Construction Engineering, Cl A	132,375	85,781
China State Construction International
Holdings .	104,810	94,264
CITIC .	301,150	269,697

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Contemporary Amperex Technology, Cl A .	7,142	$363,311
COSCO SHIPPING Development, Cl A .	30,880	10,279
COSCO SHIPPING Holdings, Cl A .	37,010	56,701
COSCO SHIPPING Holdings, Cl H .	162,226	175,042
COSCO SHIPPING Ports	88,830	43,793
CRRC, Cl A	77,850	50,448
CRRC, Cl H .	231,700	70,249
Daqin Railway, Cl A	47,900	41,887
Dongfang Electric, Cl A	8,990	28,466
Eve Energy, Cl A	6,030	68,312
Fangda Carbon New Material, Cl A *	12,323	10,104
Fosun International .	130,570	79,840
Ginlong Technologies, Cl A *	1,155	29,434
Gotion High-Tech, Cl A	5,320	21,809
Guangdong Kinlong Hardware Products, Cl A .	1,054	11,391
Haitian International Holdings .	33,546	67,179
Hongfa Technology, Cl A	3,430	16,055
Jiangsu Expressway, Cl H	65,419	46,086
Jiangsu Hengli Hydraulic, Cl A .	4,258	32,048
Jiangsu Zhongtian Technology, Cl A	9,910	29,703
Jiangxi Special Electric Motor, Cl A *	2,400	6,247
Keda Industrial Group, Cl A	3,100	6,585
Kuang-Chi Technologies, Cl A *	7,240	17,087
Liaoning Port, Cl A .	29,400	6,377
Luoyang Xinqianglian Slewing Bearing, Cl A .	937	8,925
Metallurgical Corp of China, Cl A	57,100	22,435
Ming Yang Smart Energy Group, Cl A	6,750	22,929
NARI Technology, Cl A	21,204	70,583
Ningbo Deye Technology, Cl A	250	11,158
Ningbo Orient Wires & Cables, Cl A .	900	9,454
Ningbo Ronbay New Energy Technology,
Cl A	1,495	15,972
North Industries Group Red Arrow, Cl A .	4,590	12,868
Power Construction Corp of China, Cl A .	49,050	47,109
Pylon Technologies, Cl A	100	4,209
Riyue Heavy Industry, Cl A .	3,270	9,854
Sany Heavy Equipment International Holdings	58,900	48,321
Sany Heavy Industry, Cl A	27,180	50,058
SF Holding, Cl A	15,335	100,963

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shanghai Construction Group, Cl A	28,600	$10,027
Shanghai Electric Group, Cl A *	40,500	21,438
Shanghai International Airport, Cl A *	4,065	29,603
Shanghai International Port Group, Cl A	30,630	21,604
Shanghai M&G Stationery, Cl A .	2,993	16,455
Shenzhen Inovance Technology, Cl A .	8,430	76,708
Shenzhen International Holdings	67,031	45,087
Sichuan New Energy Power *	3,990	10,250
Sichuan Road & Bridge, Cl A .	15,420	23,666
Sieyuan Electric, Cl A .	2,450	11,180
Sinotrans, Cl A	13,600	6,587
Sinotruk Hong Kong .	37,100	33,083
Sungrow Power Supply, Cl A	4,700	83,945
Sunwoda Electronic, Cl A	5,420	17,228
Suzhou Maxwell Technologies, Cl A .	513	33,418
TBEA, Cl A .	12,150	33,831
Titan Wind Energy Suzhou, Cl A	5,625	9,009
Weichai Power, Cl A .	21,760	26,955
Weichai Power, Cl H .	101,916	97,633
Wuxi Shangji Automation, Cl A .	1,202	20,084
XCMG Construction Machinery, Cl A .	25,720	16,246
Xiamen C & D, Cl A .	9,300	15,212
Xinjiang Goldwind Science & Technology,
Cl A	11,197	15,963
Xinjiang Goldwind Science & Technology,
Cl H	41,051	35,613
YTO Express Group, Cl A .	11,040	28,405
Yunda Holding, Cl A .	9,340	16,794
Zhefu Holding Group, Cl A	16,670	8,892
Zhejiang Chint Electrics, Cl A	6,950	24,083
Zhejiang Dingli Machinery, Cl A	1,623	9,948
Zhejiang Expressway, Cl H	73,560	45,636
Zhejiang HangKe Technology, Cl A .	1,313	8,965
Zhejiang Weiming Environment Protection,
Cl A	5,250	13,558
Zhejiang Weixing New Building Materials,
Cl A	5,010	11,893
Zhuzhou CRRC Times Electric, Cl A	981	8,402
Zhuzhou CRRC Times Electric, Cl H .	28,643	124,244

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zhuzhou Kibing Group, Cl A .	8,580	$9,189
Zoomlion Heavy Industry Science and
Technology, Cl A .	22,500	16,422
Zoomlion Heavy Industry Science and
Technology, Cl H	72,320	23,309
ZTO Express Cayman ADR	21,744	367,256
TOTAL CHINA		4,756,052
HONG KONG — 1.6%
Industrials — 1.6%
Orient Overseas International	5,350	78,173
SINGAPORE — 1.5%
Industrials — 1.5%
BOC Aviation .	11,060	74,040
TOTAL COMMON STOCK
(Cost $6,993,839)		4,908,265
TOTAL INVESTMENTS — 99.8%
(Cost $6,993,839)		$4,908,265

Percentages are based on Net Assets of $4,917,223.

* Non-income producing security.

As of October 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Consumer Discretionary — 99.9%
Alibaba Group Holding *	2,369,156	$18,546,168
Alibaba Health Information Technology *	109,300	46,227
ANTA Sports Products .	698,196	6,137,127
Beijing Roborock Technology, Cl A .	10,745	344,510
Bosideng International Holdings .	5,932,000	2,561,766
BTG Hotels Group, Cl A .	131,300	389,237
BYD, Cl A	107,499	3,617,519
BYD, Cl H .	473,180	10,590,995
Changzhou Xingyu Automotive Lighting
Systems, Cl A	32,830	548,383
China Meidong Auto Holdings	844,800	1,110,637
China Tourism Group Duty Free, Cl A	135,650	2,967,604
Chongqing Changan Automobile, Cl A	958,908	1,476,934
Dongfeng Motor Group, Cl H .	4,342,946	1,964,045
Ecovacs Robotics, Cl A .	57,350	456,134
FAW Jiefang Group, Cl A .	367,700	349,135
Fuyao Glass Industry Group, Cl A	228,014	1,039,891
Fuyao Glass Industry Group, Cl H .	805,000	2,886,775
Geely Automobile Holdings	3,993,600	4,293,838
Great Wall Motor, Cl A	257,500	1,024,365
Great Wall Motor, Cl H .	2,436,697	2,660,241
Gree Electric Appliances of Zhuhai, Cl A	208,900	817,064
Guangzhou Automobile Group, Cl A .	394,400	609,617
Guangzhou Automobile Group, Cl H	4,004,223	2,438,287
H World Group ADR	149,841	4,057,694
Haidilao International Holding *	1,635,200	2,428,891
Haier Smart Home, Cl A	733,119	2,080,309
Haier Smart Home, Cl H .	1,831,360	4,581,987
Hangzhou Robam Appliances, Cl A	107,432	300,454

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Huayu Automotive Systems, Cl A .	372,080	$851,255
Huizhou Desay Sv Automotive, Cl A	50,750	717,275
Jason Furniture Hangzhou, Cl A	91,710	376,594
JD Health International *	118,720	651,082
JD.com, Cl A	945,454	17,476,178
Jiumaojiu International Holdings (A)	1,383,200	2,170,873
Li Auto ADR *	352,129	4,795,997
Li Ning	1,402,700	7,254,867
Meituan, Cl B *	1,247,900	19,839,605
Minth Group	1,026,200	2,026,293
New Oriental Education & Technology
Group *	1,776,840	4,350,512
Ningbo Joyson Electronic, Cl A *	150,600	315,372
Ningbo Tuopu Group, Cl A	125,735	1,111,530
NIO ADR *	732,772	7,085,905
Oppein Home Group, Cl A	61,255	680,398
Pinduoduo ADR *	258,826	14,191,430
Ping An Healthcare and Technology * (A)	459,600	847,788
Pop Mart International Group (A)	504,200	652,582
SAIC Motor, Cl A .	908,100	1,703,439
Sailun Group, Cl A	361,153	428,155
Shandong Linglong Tyre, Cl A	184,334	411,665
Shanghai Jinjiang International Hotels, Cl A .	103,056	765,950
Shanghai Yuyuan Tourist Mart Group, Cl A .	453,728	388,109
Shenzhen Kedali Industry, Cl A	29,800	372,597
Shenzhen Overseas Chinese Town, Cl A	982,300	562,838
Shenzhou International Group Holdings .	553,892	3,838,510
Songcheng Performance Development, Cl A	288,480	453,376
TAL Education Group ADR *	719,491	3,388,803
TCL Technology Group, Cl A .	1,607,805	857,630
Tongcheng Travel Holdings *	1,756,700	2,739,162
Topsports International Holdings	2,971,200	1,498,876
Trip.com Group ADR *	345,108	7,809,794
Vipshop Holdings ADR *	466,332	3,250,334
Wuchan Zhongda Group, Cl A .	592,400	337,009
Xiamen Intretech, Cl A	86,540	203,301
XPeng ADR, Cl A *	256,113	1,695,468
Xtep International Holdings	959,300	879,884
Yadea Group Holdings .	1,842,000	2,811,157

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yum China Holdings .	259,773	$10,741,614
Zhejiang Semir Garment, Cl A .	293,387	179,312
Zhejiang Supor, Cl A	68,226	372,399
Zhongsheng Group Holdings .	652,200	2,475,915
TOTAL CHINA		213,886,667
TOTAL COMMON STOCK
(Cost $497,752,051)		213,886,667
SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional, 2.910%
(Cost $843,398)	843,398	843,398
	Face Amount
REPURCHASE AGREEMENT(B) — 0.5%
BNP Paribas
2.930%, dated 10/31/2022, to be repurchased
on 11/01/2022, repurchase price $1,171,917
(collateralized by U.S. Treasury Obligations,
ranging in par value $23,292 - $136,931,
2.500% - 2.750%, 03/31/2027 - 05/31/2029,
with a total market value of $1,193,831)
(Cost $1,171,822)	$1,171,822	1,171,822
TOTAL INVESTMENTS — 100.8%
(Cost $499,767,271)		$215,901,887

Percentages are based on Net Assets of $214,215,551.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at October 31, 2022.

 (B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Consumer Discretionary ETF

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$213,886,667	$—	$—	$213,886,667
Short-Term Investment	843,398	—	—	843,398
Repurchase Agreement	—	1,171,822	—	1,171,822
Total Investments in
Securities	$214,730,065	$1,171,822	$—	$215,901,887

Aounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 98.8%
Consumer Staples — 98.8%
Angel Yeast, Cl A	8,054	$39,753
Anhui Gujing Distillery, Cl A	3,326	89,415
Anhui Gujing Distillery, Cl B	13,400	157,952
Anhui Kouzi Distillery, Cl A	5,500	30,388
Anhui Yingjia Distillery, Cl A .	5,600	35,983
Anjoy Foods Group, Cl A .	2,400	43,982
Beijing Dabeinong Technology Group, Cl A *	49,900	62,357
Beijing Shunxin Agriculture, Cl A	8,030	22,414
By-health, Cl A	14,600	34,896
Chacha Food, Cl A .	4,300	25,917
China Feihe .	350,500	201,820
China Mengniu Dairy	244,100	782,068
China Resources Beer Holdings .	140,250	661,064
Chongqing Brewery, Cl A	4,072	48,563
Chongqing Fuling Zhacai Group, Cl A	6,800	20,882
Dali Foods Group	269,200	110,768
DaShenLin Pharmaceutical Group, Cl A	9,448	46,982
Foshan Haitian Flavouring & Food, Cl A	24,112	196,314
Fujian Sunner Development, Cl A .	11,900	35,651
Guangdong Haid Group, Cl A .	13,291	104,713
Heilongjiang Agriculture, Cl A	16,900	31,817
Henan Shuanghui Investment & Development,
Cl A	24,840	77,196
Hengan International Group	69,280	268,741
Inner Mongolia Yili Industrial Group, Cl A .	42,429	146,097
Jiangsu King's Luck Brewery JSC, Cl A	10,700	54,565
Jiangsu Yanghe Brewery Joint-Stock, Cl A	10,094	179,913
Jiangxi Zhengbang Technology, Cl A *	32,800	15,661
JiuGui Liquor, Cl A .	2,550	35,501
Jonjee Hi-Tech Industrial And Commercial
Holding, Cl A .	8,100	29,946
Juewei Food, Cl A	5,700	36,836

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kweichow Moutai, Cl A .	3,754	$691,382
Luzhou Laojiao, Cl A .	9,347	199,370
Muyuan Foods, Cl A .	34,064	217,393
New Hope Liuhe, Cl A *	43,550	76,583
Nongfu Spring, Cl H .	168,700	847,814
Proya Cosmetics, Cl A	2,022	46,108
RLX Technology ADR *	53,685	67,106
Shanghai Bairun Investment Holding Group,
Cl A	10,064	41,876
Shanxi Xinghuacun Fen Wine Factory, Cl A .	7,878	249,750
Sichuan Swellfun, Cl A	4,068	31,400
Smoore International Holdings	177,100	188,384
Tingyi Cayman Islands Holding	206,100	322,415
Toly Bread, Cl A .	13,870	21,306
Tongwei, Cl A	31,000	183,967
Tsingtao Brewery, Cl A	5,850	65,283
Tsingtao Brewery, Cl H .	61,300	429,499
Uni-President China Holdings	163,500	120,805
Want Want China Holdings	502,900	330,575
Wens Foodstuffs Group *	49,944	121,963
Wuliangye Yibin, Cl A	20,598	375,143
Yifeng Pharmacy Chain, Cl A .	6,830	52,310
Yihai International Holding .	51,840	85,323
Yihai Kerry Arawana Holdings, Cl A	10,400	54,269
Yuan Longping High-tech Agriculture, Cl A*	12,200	24,167
Yunnan Botanee Bio-Technology Group, Cl A .	2,050	39,993
TOTAL CHINA		8,512,339
HONG KONG — 1.0%
Consumer Staples — 1.0%
Vinda International Holdings .	45,200	84,759
TOTAL COMMON STOCK
(Cost $12,058,652)		8,597,098
TOTAL INVESTMENTS — 99.8%
(Cost $12,058,652)		$8,597,098

Percentages are based on Net Assets of $8,618,620.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Consumer Staples ETF

* Non-income producing security.

As of October 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 92.3%
Health Care — 92.3%
3SBio	148,700	$104,944
Aier Eye Hospital Group, Cl A	41,648	140,340
Apeloa Pharmaceutical, Cl A .	8,000	22,723
Asymchem Laboratories Tianjin, Cl A	1,838	35,904
BeiGene ADR *	3,689	623,035
Beijing Tiantan Biological Products, Cl A	10,080	28,424
Beijing Tongrentang, Cl A .	7,200	47,885
Beijing Wantai Biological Pharmacy
Enterprise, Cl A	3,090	52,913
Betta Pharmaceuticals, Cl A	2,920	18,209
BGI Genomics, Cl A .	2,633	19,925
Bloomage Biotechnology, Cl A .	1,801	26,042
CanSino Biologics, Cl A	830	21,474
CanSino Biologics, Cl H	7,900	73,466
Changchun High & New Technology Industry
Group, Cl A	2,328	51,419
China Medical System Holdings .	134,900	147,276
China Resources Sanjiu Medical &
Pharmaceutical, Cl A .	5,600	41,667
China Traditional Chinese Medicine Holdings .	322,600	139,317
Chongqing Zhifei Biological Products, Cl A .	8,733	101,745
CSPC Pharmaceutical Group .	726,808	747,191
Daan Gene, Cl A .	9,160	22,344
Dong-E-E-Jiao, Cl E	7,200	36,874
Genscript Biotech *	100,996	255,261
Guangzhou Baiyunshan Pharmaceutical
Holdings, Cl A	14,959	55,080
Guangzhou Kingmed Diagnostics Group, Cl A .	2,800	28,863
Hangzhou Tigermed Consulting, Cl A .	4,216	47,940
Hangzhou Tigermed Consulting, Cl H .	10,120	68,779
Hansoh Pharmaceutical Group	107,300	165,669
Huadong Medicine, Cl A .	16,711	93,311

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Hualan Biological Engineering, Cl A	11,670	$28,227
Humanwell Healthcare Group, Cl A .	9,800	26,779
HUTCHMED China ADR *	8,357	73,876
Hygeia Healthcare Holdings *	27,000	116,945
Imeik Technology Development, Cl A .	956	54,907
Innovent Biologics *	90,900	321,920
Intco Medical Technology, Cl A .	5,140	14,950
Jafron Biomedical, Cl A	4,700	20,313
Jiangsu Hengrui Medicine, Cl A	35,372	193,988
Jiangsu Yuyue Medical Equipment & Supply,
Cl A	6,300	27,976
Jinxin Fertility Group .	123,200	60,738
Joincare Pharmaceutical Group Industry, Cl A .	13,100	20,892
Joinn Laboratories China, Cl A .	2,640	20,597
Jointown Pharmaceutical Group, Cl A .	21,270	36,446
Lepu Medical Technology Beijing, Cl A	11,501	39,680
Livzon Pharmaceutical Group, Cl A .	4,400	21,207
Meinian Onehealth Healthcare Holdings,
Cl A *	41,020	23,895
Microport Scientific *	57,200	120,815
Nanjing King-Friend Biochemical
Pharmaceutical, Cl A .	10,036	22,276
Ovctek China, Cl A .	5,024	20,370
Pharmaron Beijing, Cl A	5,200	36,889
Pharmaron Beijing, Cl H	16,175	54,398
Shandong Buchang Pharmaceuticals, Cl A	13,087	34,244
Shandong Weigao Group Medical Polymer,
Cl H	221,300	305,033
Shanghai Fosun Pharmaceutical Group, Cl A .	13,574	61,166
Shanghai Fosun Pharmaceutical Group, Cl H	46,800	118,165
Shanghai Junshi Biosciences, Cl A *	3,960	38,389
Shanghai Medicilon, Cl A	585	17,685
Shanghai Pharmaceuticals Holding, Cl A	16,500	39,572
Shanghai Pharmaceuticals Holding, Cl H	87,400	118,465
Shanghai RAAS Blood Products, Cl A	39,100	29,018
Shenzhen Kangtai Biological Products, Cl A	6,548	27,800
Shenzhen Mindray Bio-Medical Electronics,
Cl A	5,861	260,215

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shenzhen New Industries Biomedical
Engineering, Cl A .	4,800	$37,804
Shenzhen Salubris Pharmaceuticals, Cl A .	10,200	43,137
Shijiazhuang Yiling Pharmaceutical, Cl A	10,627	44,189
Sichuan Kelun Pharmaceutical, Cl A .	15,800	53,456
Sinopharm Group, Cl H	123,300	234,981
Topchoice Medical, Cl A *	1,980	33,022
Walvax Biotechnology, Cl A .	9,600	50,357
Winning Health Technology Group, Cl A	15,870	20,958
WuXi AppTec, Cl A .	13,624	142,000
WuXi AppTec, Cl H .	28,156	225,611
Wuxi Biologics Cayman *	98,680	446,268
Yunnan Baiyao Group, Cl A	12,714	94,634
Zai Lab ADR *	6,857	152,774
Zhangzhou Pientzehuang Pharmaceutical,
Cl A	3,906	121,495
Zhejiang Huahai Pharmaceutical, Cl A .	9,210	25,205
Zhejiang Jiuzhou Pharmaceutical, Cl A	5,000	24,229
Zhejiang NHU, Cl A	19,368	47,349
Zhejiang Orient Gene Biotech, Cl A	1,211	13,646
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	3,423	21,948
TOTAL CHINA		7,458,919
HONG KONG — 5.2%
Health Care — 5.2%
Sino Biopharmaceutical	861,300	418,040
UNITED STATES — 2.4%
Health Care — 2.4%
Legend Biotech ADR *	3,852	191,907
TOTAL COMMON STOCK
(Cost $13,864,931)		8,068,866
TOTAL INVESTMENTS — 99.9%
(Cost $13,864,931)		$8,068,866

Percentages are based on Net Assets of $8,075,437.

* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Health Care ETF

As of October 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Financials — 99.8%
360 DigiTech ADR	11,809	$119,979
Agricultural Bank of China, Cl A .	628,400	236,611
Agricultural Bank of China, Cl H	3,541,288	1,010,527
AVIC Industry-Finance Holdings, Cl A	114,400	47,289
Bank of Beijing, Cl A	185,900	102,459
Bank of Changsha, Cl A .	50,950	44,763
Bank of Chengdu, Cl A	55,300	102,752
Bank of China, Cl A .	113,800	46,730
Bank of China, Cl H	8,650,934	2,788,189
Bank of Communications, Cl A	316,100	191,900
Bank of Communications, Cl H .	1,312,171	640,218
Bank of Hangzhou, Cl A	72,095	119,108
Bank of Jiangsu, Cl A	150,530	142,108
Bank of Nanjing, Cl A	97,284	136,966
Bank of Ningbo, Cl A	54,620	177,047
Bank of Shanghai, Cl A .	122,498	93,251
BOC International China, Cl A	32,940	47,230
Caitong Securities, Cl A	64,910	63,315
Changjiang Securities, Cl A	69,000	49,043
China Cinda Asset Management, Cl H	2,227,900	207,184
China CITIC Bank Corp Ltd., Cl H .	1,469,622	554,161
China Construction Bank, Cl A .	20,800	15,153
China Construction Bank, Cl H	4,899,826	2,602,887
China Everbright Bank, Cl A	339,600	126,016
China Everbright Bank, Cl H .	977,200	252,708
China Galaxy Securities, Cl A	52,600	64,655
China Galaxy Securities, Cl H .	768,650	287,882
China Great Wall Securities, Cl A	55,500	61,178
China International Capital, Cl A	13,440	63,514
China International Capital, Cl H .	248,450	345,621
China Life Insurance, Cl A	26,702	96,898
China Life Insurance, Cl H .	845,790	921,228

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Merchants Bank, Cl A	140,434	$513,832
China Merchants Bank, Cl H .	432,324	1,420,914
China Merchants Securities, Cl A	64,480	109,958
China Minsheng Banking, Cl A	288,400	129,837
China Minsheng Banking, Cl H .	1,059,426	307,712
China Pacific Insurance Group, Cl A	55,150	143,177
China Pacific Insurance Group, Cl H	360,362	581,181
China Taiping Insurance Holdings	315,130	218,387
China Zheshang Bank, Cl A *	170,200	64,085
Chongqing Rural Commercial Bank, Cl A .	123,400	58,753
CITIC Securities, Cl A	91,680	215,251
CITIC Securities, Cl H .	328,245	490,913
CSC Financial, Cl A .	38,425	123,766
Dongxing Securities, Cl A .	50,700	53,743
East Money Information, Cl A .	98,527	209,821
Everbright Securities, Cl A .	47,932	91,678
Far East Horizon	418,900	323,386
First Capital Securities, Cl A	83,500	63,222
Founder Securities, Cl A	88,000	75,994
GF Securities Ltd., Cl A	54,200	100,783
GF Securities Ltd., Cl H .	268,200	272,988
Guangzhou Yuexiu Financial Holdings Group,
Cl A	62,886	47,786
Guolian Securities, Cl A .	33,600	42,859
Guosen Securities, Cl A	62,045	72,963
Guotai Junan Securities, Cl A	66,144	119,292
Guoyuan Securities, Cl A	68,720	58,594
Haitong Securities, Cl H	574,500	281,035
Haitong Securities Ltd., Cl A .	84,100	96,834
Hithink RoyalFlush Information Network,
Cl A	6,460	74,963
Huatai Securities Ltd., Cl A .	62,350	101,817
Huatai Securities Ltd., Cl H .	307,350	301,091
Huaxi Securities, Cl A .	43,790	43,849
Huaxia Bank, Cl A .	123,100	80,442
Industrial & Commercial Bank of China, Cl A .	95,700	54,181
Industrial & Commercial Bank of China, Cl H .	5,855,137	2,543,490
Industrial Bank, Cl A	158,680	325,365
Industrial Securities, Cl A *	84,070	62,507

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Lufax Holding ADR	97,085	$154,365
Nanjing Securities, Cl A	48,500	52,403
New China Life Insurance C, Cl A .	21,037	67,071
New China Life Insurance C, Cl H	159,161	252,635
Northeast Securities, Cl A	44,500	38,489
Orient Securities, Cl A	84,824	89,799
People's Insurance Group of China, Cl A .	86,900	57,498
People's Insurance Group of China, Cl H	1,599,900	442,274
PICC Property & Casualty, Cl H .	965,463	890,457
Ping An Bank, Cl A	8,725	12,308
Ping An Insurance Group of China, Cl A .	2,300	11,343
Ping An Insurance Group of China, Cl H .	548,404	2,193,658
Postal Savings Bank of China, Cl A	210,200	111,264
Postal Savings Bank of China, Cl H .	1,205,600	559,040
Qingdao Rural Commercial Bank, Cl A .	100,100	37,827
Sealand Securities, Cl A	99,610	44,165
Shanghai Pudong Development Bank, Cl A .	225,714	204,464
Shanxi Securities, Cl A	65,740	46,188
Shenwan Hongyuan Group, Cl A	197,500	104,811
Sinolink Securities, Cl A	57,500	61,892
SooChow Securities, Cl A	77,084	68,880
Southwest Securities, Cl A	103,300	52,143
Western Securities, Cl A .	67,000	54,568
Zheshang Securities, Cl A	45,040	62,490
ZhongAn Online P&C Insurance, Cl H *	87,000	162,034
Zhongtai Securities, Cl A	64,100	55,617
TOTAL CHINA		27,522,702
TOTAL COMMON STOCK
(Cost $48,811,323)		27,522,702
TOTAL INVESTMENTS — 99.8%
(Cost $48,811,323)		$27,522,702

Percentages are based on Net Assets of $27,567,183.

* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Financials ETF

As of October 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 98.9%
Information Technology — 98.9%
360 Security Technology, Cl A .	50,559	$48,834
AAC Technologies Holdings *	131,400	240,709
Advanced Micro-Fabrication Equipment,
Cl A *	4,158	62,959
Amlogic Shanghai, Cl A *	1,825	14,281
Avary Holding Shenzhen, Cl A	12,000	48,703
Beijing Kingsoft Office Software, Cl A	3,085	122,363
Beijing Shiji Information Technology, Cl A	37,992	65,513
Beijing Sinnet Technology, Cl A	17,000	20,084
Beijing Yuanliu Hongyuan Electronic
Technology, Cl A .	1,380	21,617
BOE Technology Group, Cl A	479,300	218,396
BYD Electronic International	131,700	382,525
Chaozhou Three-Circle Group, Cl A	33,089	128,201
China Greatwall Technology Group, Cl A	31,900	48,524
China Railway Signal & Communication,
Cl A	31,854	19,686
China Resources Microelectronics, Cl A	6,729	46,506
China Zhenhua Group Science & Technology,
Cl A	3,400	62,549
Chinasoft International .	374,700	248,214
Daqo New Energy ADR *	8,522	374,883
DHC Software, Cl A	69,700	58,669
Fiberhome Telecommunication Technologies,
Cl A	11,500	21,619
Flat Glass Group, Cl A *	10,800	50,537
Flat Glass Group, Cl H *	54,500	127,609
Foxconn Industrial Internet, Cl A .	70,250	78,587
GCL System Integration Technology, Cl A *	73,200	32,655
GDS Holdings, Cl A *	119,780	144,959
GigaDevice Semiconductor, Cl A .	7,243	81,292
GoerTek, Cl A	45,700	135,165

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GRG Banking Equipment, Cl A .	22,600	$29,044
Guangzhou Haige Communications Group,
Cl A	50,200	57,870
Guangzhou Shiyuan Electronic Technology,
Cl A	7,000	62,130
Hangzhou First Applied Material, Cl A	10,892	95,189
Hangzhou Lion Electronics, Cl A .	3,300	19,278
Hangzhou Silan Microelectronics, Cl A .	12,100	51,833
Hengtong Optic-electric, Cl A	13,200	35,025
Hua Hong Semiconductor *	95,100	222,672
Huagong Tech, Cl A .	9,700	22,192
Hundsun Technologies, Cl A	34,628	196,900
Iflytek .	34,250	163,678
Ingenic Semiconductor, Cl A	3,800	35,231
Inspur Electronic Information Industry, Cl A	15,052	47,270
JA Solar Technology, Cl A	18,120	154,500
JCET Group, Cl A	17,200	56,503
Kingboard Holdings	117,000	288,556
Kingdee International Software Group *	408,700	668,511
Lenovo Group	1,138,100	910,497
Lens Technology, Cl A	72,600	98,647
Lingyi iTech Guangdong, Cl A *	66,697	43,039
LONGi Green Energy Technology, Cl A .	77,091	504,608
Luxshare Precision Industry, Cl A .	78,852	306,583
Maxscend Microelectronics, Cl A	4,502	56,726
Ming Yuan Cloud Group Holdings .	73,800	33,939
Montage Technology, Cl A	7,149	55,338
National Silicon Industry, Cl A *	16,340	45,274
NAURA Technology Group, Cl A .	5,608	203,278
NavInfo, Cl A .	12,100	19,578
Ninestar, Cl A .	25,270	196,883
OFILM Group, Cl A *	70,300	44,884
Raytron Technology, Cl A	3,300	21,407
Sangfor Technologies, Cl A	4,410	75,805
SG Micro, Cl A .	3,550	72,481
Shanghai Baosight Software, Cl A	14,962	86,382
Shanghai Baosight Software, Cl B	66,750	201,118
Shanghai Friendess Electronic Technology,
Cl A	768	21,581

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Shengyi Technology, Cl A	22,800	$43,142
Shennan Circuits, Cl A .	5,082	52,046
Shenzhen SC New Energy Technology, Cl A	3,400	62,962
Shenzhen Sunlord Electronics, Cl A .	5,500	16,057
Shenzhen Transsion Holdings, Cl A	4,672	39,600
StarPower Semiconductor, Cl A .	1,140	57,963
Sunny Optical Technology Group .	101,680	881,459
Suzhou Dongshan Precision Manufacturing,
Cl A	32,000	110,318
TCL Zhonghuan Renewable Energy
Technology, Cl A .	33,700	181,601
Thunder Software Technology, Cl A .	4,500	60,617
Tianjin 712 Communication & Broadcasting,
Cl A	7,600	40,840
Tianma Microelectronics, Cl A	53,400	64,400
Tianshui Huatian Technology, Cl A .	31,600	38,023
TongFu Microelectronics, Cl A *	12,800	32,881
TravelSky Technology, Cl H .	192,000	278,833
Trina Solar, Cl A .	16,631	150,721
Unigroup Guoxin Microelectronics, Cl A	8,759	196,101
Unisplendour, Cl A	30,213	70,688
Westone Information Industry, Cl A	4,400	21,802
Will Semiconductor Shanghai, Cl A .	12,585	125,968
Wingtech Technology, Cl A	13,340	87,136
Wuhan Guide Infrared, Cl A .	32,765	51,896
WUS Printed Circuit Kunshan, Cl A	18,620	27,663
Xiamen Faratronic, Cl A	1,260	30,444
Xiaomi, Cl B *	1,079,500	1,211,538
Xinyi Solar Holdings	760,500	754,702
Yangzhou Yangjie Electronic Technology,
Cl A	2,300	16,122
Yealink Network Technology, Cl A	7,700	72,356
Yonyou Network Technology, Cl A .	52,256	174,232
Zhejiang Dahua Technology, Cl A .	59,593	94,144
Zhejiang Jingsheng Mechanical & Electrical,
Cl A	12,800	124,436
Zhongji Innolight, Cl A	7,800	31,157
Zhuzhou Hongda Electronics, Cl A	2,500	15,126
ZTE, Cl A	56,531	170,979

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ZTE, Cl H .	151,200	$269,661
TOTAL CHINA		13,767,683
HONG KONG — 1.1%
Information Technology — 1.1%
Kingboard Laminates Holdings	190,900	152,480
TOTAL COMMON STOCK
(Cost $23,551,330)		13,920,163
TOTAL INVESTMENTS — 100.0%
(Cost $23,551,330)		$13,920,163

Percentages are based on Net Assets of $13,919,611.

* Non-income producing security.

As of October 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 97.5%
Communication Services — 97.5%
37 Interactive Entertainment Network
Technology Group, Cl A .	84,751	$167,534
Autohome ADR .	8,326	217,475
Baidu, Cl A *	41,458	396,631
Beijing Enlight Media, Cl A	177,800	163,244
Bilibili, Cl Z *	13,949	120,657
China Literature *	600	1,617
China Ruyi Holdings * (A)	804,000	125,979
China Tower, Cl H .	2,758,600	249,509
China United Network Communications, Cl A .	500,300	229,330
Focus Media Information Technology, Cl A .	280,500	171,436
G-bits Network Technology Xiamen, Cl A *	4,664	162,029
Giant Network Group, Cl A .	134,600	142,127
iQIYI ADR *	64,418	130,124
JOYY ADR	8,222	207,441
Kanzhun ADR *	12,802	139,926
Kingsoft .	90,100	272,601
Kuaishou Technology, Cl B *	59,700	245,649
Kunlun Tech, Cl A	79,600	141,280
Mango Excellent Media, Cl A .	53,820	161,017
NetEase	39,815	434,169
Perfect World, Cl A .	113,210	175,913
Tencent Holdings .	16,615	435,173
Tencent Music Entertainment Group ADR *	576	2,079
Weibo ADR *	11,990	135,727
Zhejiang Century Huatong Group, Cl A *	340,720	171,520
		4,800,187

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.0%
National Agricultural Holdings *(B)	204,200	$2
TOTAL CHINA		4,800,189
HONG KONG — 2.3%
Communication Services — 2.3%
Alibaba Pictures Group *	3,061,300	113,095
TOTAL COMMON STOCK
(Cost $10,104,188)		4,913,284
SHORT-TERM INVESTMENT(C)(D) — 0.8%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,

(Cost $41,640) .	41,640	41,640
	Face Amount
REPURCHASE AGREEMENT(C) — 1.2%
BNP Paribas
2.930%, dated 10/31/2022, to be repurchased
on 11/01/2022, repurchase price $57,860
(collateralized by U.S. Treasury Obligations,
ranging in par value $1,150 - $6,761,
2.500% - 2.750%, 03/31/2027 - 05/31/2029,
with a total market value of $58,945)
(Cost $57,855) .	$57,855	57,855
TOTAL INVESTMENTS — 101.8%
(Cost $10,203,683)		$5,012,779

Percentages are based on Net Assets of $4,921,916.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at October 31, 2022.

(B) Level 3 security in accordance with fair value hierarchy.

(C) Security was purchased with cash collateral held from securities on loan.

(D) The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Communication Services ETF

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$4,913,282	$—	$2	$4,913,284
Short-Term Investment	41,640	—	—	41,640
Repurchase Agreement	—	57,855	—	57,855
Total Investments in Securities	$4,954,922	$57,855	$2	$5,012,779

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Utilities ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Utilities — 99.9%
Beijing Enterprises Holdings	41,700	$105,819
Beijing Enterprises Water Group	377,100	79,265
CECEP Solar Energy, Cl A .	52,000	47,956
CECEP Wind-Power, Cl A	66,800	39,004
CGN Power, Cl H .	605,400	122,625
China Gas Holdings .	197,290	174,925
China Longyuan Power Group, Cl H	167,900	191,859
China National Nuclear Power, Cl A	99,400	81,770
China Power International Development	248,500	71,861
China Resources Gas Group .	60,720	155,477
China Resources Power Holdings	71,950	104,673
China Three Gorges Renewables Group, Cl A .	136,200	103,496
China Yangtze Power, Cl A	86,000	237,699
ENN Energy Holdings	18,390	182,849
ENN Natural Gas, Cl A .	5,000	10,559
GD Power Development, Cl A *	157,300	93,778
Guangdong Investment	149,760	94,436
Huadian Power International, Cl A .	91,700	67,930
Huaneng Power International, Cl A *	26,300	24,039
Huaneng Power International, Cl H *	215,400	77,106
Kunlun Energy	200,260	119,648
SDIC Power Holdings, Cl A	55,000	75,783
Shenzhen Energy Group, Cl A	57,780	44,931
Sichuan Chuantou Energy, Cl A .	37,500	56,531
TOTAL CHINA		2,364,019
TOTAL COMMON STOCK
(Cost $3,269,556)		2,364,019

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Utilities ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 6.3%
U.S. Treasury Bill
2.201%, 11/01/22(A)
(Cost $150,000)	$150,000	150,000
TOTAL INVESTMENTS — 106.2%
(Cost $3,419,556)		$2,514,019

Percentages are based on Net Assets of $2,367,777.

* Non-income producing security.

(A) Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,364,019	$—	$—	$2,364,019
U.S. Treasury Obligation	—	150,000	—	150,000
Total Investments in Securities	$2,364,019	$150,000	$—	$2,514,019

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Real Estate — 99.8%
A-Living Smart City Services, Cl H	182,550	$103,486
China Jinmao Holdings Group .	923,300	122,325
China Merchants Shekou Industrial Zone
Holdings, Cl A	81,700	146,122
China Overseas Land & Investment .	231,500	441,775
China Overseas Property Holdings	12,100	7,615
China Resources Land	148,700	465,999
China Resources Mixc Lifestyle Services .	2,450	7,178
China Vanke, Cl A	86,700	159,914
China Vanke, Cl H .	200,000	256,820
CIFI Holdings Group (A)	677,904	44,907
Country Garden Holdings	934,100	120,186
Country Garden Services Holdings	151,800	132,658
Gemdale, Cl A .	74,700	79,692
Greentown China Holdings	123,500	117,524
Greentown Service Group .	229,000	93,936
Hopson Development Holdings	135,567	108,801
Jinke Properties Group, Cl A *	114,000	27,528
KE Holdings ADR *	38,676	393,722
Longfor Group Holdings .	186,500	237,584
Poly Developments and Holdings Group, Cl A .	99,253	186,858
Seazen Group *	406,100	65,184
Seazen Holdings, Cl A *	39,200	70,538
Shanghai Lingang Holdings, Cl A .	51,500	80,656
Shanghai Lujiazui Finance & Trade Zone
Development, Cl B .	197,085	146,237
Shanghai Zhangjiang High-Tech Park
Development, Cl A .	33,200	50,954
Wharf Holdings .	79,800	228,222
Youngor Group, Cl A	99,600	81,255
Yuexiu Property .	196,820	167,990

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Zhejiang China Commodities City Group,
Cl A	118,100	$67,508
TOTAL CHINA		4,213,174
TOTAL COMMON STOCK
(Cost $8,891,291)		4,213,174
	Face Amount
U.S. TREASURY OBLIGATION — 9.5%
U.S. Treasury Bill
2.200%, 11/01/22(B)
(Cost $400,000)	$400,000	400,000
TOTAL INVESTMENTS — 109.3%
(Cost $9,291,291)		$4,613,174

Percentages are based on Net Assets of $4,219,269.

* Non-income producing security.

(A) Level 3 security in accordance with fair value hierarchy.

(B) Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,168,267	$—	$44,907	$4,213,174
U.S. Treasury Obligation	—	400,000	—	400,000
Total Investments in
Securities	$4,168,267	$400,000	$44,907	$4,613,174

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI China Real Estate ETF

The following is a reconciliation of investments in which significant unobservable inputs                                                                                                                                                                                                                                                                                                                                                           (Level 3) were used in determining fair value.

Investments in
Common Stock
Beginning Balance as of October 31, 2021	$-
Transfers out of Level 3	-
Transfers into Level 3	44,907
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of October 31, 2022	$44,907

For the year ended October 31, 2022, transfers in and out of Level 3 were due to the availability of observable inputs to determine fair value.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of October 31, 2022. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at	Valuation	Unobservable	Discount
Assets	10/31/22	Technique(s)	Input	Percentage
			Last Traded Price
			Comparability
Common Stock	$44,907	Last Traded Price	Adjustment %	0.00%

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.8%
CYPRUS — 0.1%
Financials — 0.1%
Galaxy Cosmos Mezz *	368,897	$59,575
GREECE — 97.0%
Communication Services — 13.5%
Hellenic Telecommunications Organization .	921,285	14,477,739
Consumer Discretionary — 14.5%
FF Group *(A)	452,712	5
FF Group ADR *(A)	200,300	2
JUMBO	325,786	4,633,432
OPAP .	887,091	10,871,750
		15,505,189
Consumer Staples — 1.6%
Sarantis .	278,692	1,749,073
Energy — 9.8%
GasLog Partners .	188,686	1,454,769
Helleniq Energy Holdings	402,183	2,746,701
Motor Oil Hellas Corinth Refineries	276,051	4,741,860

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Tsakos Energy Navigation .	88,879	$1,537,607
		10,480,937
Financials — 29.9%
Alpha Services and Holdings *	10,123,730	9,385,405
Eurobank Ergasias Services and Holdings *	11,835,386	11,697,473
Hellenic Exchanges - Athens Stock Exchange .	498,585	1,542,386
National Bank of Greece *	1,440,265	5,224,179
Piraeus Financial Holdings *	3,386,113	4,176,627
		32,026,070
Industrials — 12.0%
Aegean Airlines *	318,645	1,574,660
Capital Product Partners (B)	126,622	1,811,961
Ellaktor *	574,996	986,561
GEK Terna Holding Real Estate Construction .	341,812	3,253,293
Mytilineos .	308,628	5,179,438
		12,805,913
Real Estate — 2.5%
LAMDA Development *	452,218	2,739,794
Utilities — 13.2%
Athens Water Supply & Sewage	297,129	2,114,400
Holding ADMIE IPTO .	943,254	1,562,472
Public Power *	835,112	5,274,183
Terna Energy .	278,371	5,177,895
		14,128,950
TOTAL GREECE		103,913,665
UNITED STATES — 2.7%
Materials — 2.7%
Titan Cement International .	261,486	2,920,361
TOTAL COMMON STOCK
(Cost $131,521,438)		106,893,601
TOTAL INVESTMENTS — 99.8%
(Cost $131,521,438)		$106,893,601

Percentages are based on Net Assets of $107,078,219.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Greece ETF

* Non-income producing security.

(A) Level 3 security in accordance with fair value hierarchy.

(B) Security considered Master Limited Partnership.  At October 31, 2022, these securities amounted to $1,811,961 or 1.7% of net assets.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$106,893,594	$—	$7	$106,893,601
Total Investments in
Securities	$106,893,594	$—	$7	$106,893,601

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 95.0%
FRANCE — 5.8%
Industrials — 5.8%
Airbus .	20,945	$2,267,995
GERMANY — 77.9%
Communication Services — 6.0%
Deutsche Telekom	123,993	2,348,513
Consumer Discretionary — 9.3%
adidas	6,048	591,656
Bayerische Motoren Werke	11,276	886,219
Continental	3,823	198,293
Mercedes-Benz Group	28,218	1,634,306
Puma	3,586	158,816
Zalando *	8,243	190,068
		3,659,358
Consumer Staples — 0.8%
Beiersdorf	3,469	333,189
Financials — 15.3%
Allianz .	14,486	2,608,594

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Deutsche Bank	73,202	$698,892
Deutsche Boerse .	6,585	1,071,586
Hannover Rueck .	2,110	343,676
Muenchener Rueckversicherungs-Gesellschaft
in Muenchen .	4,996	1,320,363
		6,043,111
Health Care — 9.2%
Bayer .	35,277	1,855,565
Fresenius & KGaA	14,785	340,476
Fresenius Medical Care & KGaA .	7,065	195,375
Merck KGaA .	4,651	758,473
Siemens Healthineers .	9,940	457,610
		3,607,499
Industrials — 13.9%
Brenntag	5,561	337,686
Daimler Truck Holding *	16,844	449,489
Deutsche Post .	34,760	1,233,686
MTU Aero Engines .	1,896	339,646
Siemens	26,691	2,918,681
Siemens Energy .	16,648	194,404
		5,473,592
Information Technology — 11.9%
Infineon Technologies	46,735	1,138,132
SAP .	36,713	3,543,975
		4,682,107
Materials — 6.1%
BASF	32,144	1,443,444
Covestro	6,750	229,761
HeidelbergCement .	5,018	231,362
Symrise, Cl A	4,769	487,133
		2,391,700
Real Estate — 1.4%
Vonovia	25,611	567,002

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 4.0%
E.ON	74,701	$625,788
RWE .	24,255	934,682
		1,560,470
TOTAL GERMANY		30,666,541
UNITED KINGDOM — 10.4%
Materials — 10.4%
Linde	13,635	4,078,547
UNITED STATES — 0.9%
Health Care — 0.9%
QIAGEN *	8,092	349,500
TOTAL COMMON STOCK
(Cost $42,879,747)		37,362,583
PREFERRED STOCK — 4.9%
GERMANY— 4.9%
Consumer Discretionary — 3.2%
Porsche Automobil Holding (A)	5,530	309,351
Volkswagen (A)	7,416	948,008
		1,257,359
Consumer Staples — 0.9%
Henkel & KGaA (A)	6,038	380,616
Health Care — 0.8%
Sartorius (A)	869	306,704
TOTAL GERMANY		1,944,679
TOTAL PREFERRED STOCK
(Cost $2,724,177)		1,944,679
TOTAL INVESTMENTS — 99.9%
(Cost $45,603,924)		$39,307,262

Percentages are based on Net Assets of $39,338,868.

* Non-income producing security.

(A) There is currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X DAX Germany ETF

As of October 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 2.9%
Industrials — 2.9%
Fosun International .	731,190	$447,106
IRELAND — 0.4%
Industrials — 0.4%
Fusion Fuel Green, Cl A *	14,709	57,071
PORTUGAL — 77.2%
Communication Services — 5.9%
NOS SGPS .	187,329	733,919
Pharol SGPS * (A)	1,107,591	69,841
Sonaecom	51,341	96,411
		900,171
Consumer Discretionary — 1.5%
Ibersol SGPS (A)	39,056	228,517
Consumer Staples — 9.3%
Jeronimo Martins .	33,788	700,612

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sonae .	737,001	$709,110
		1,409,722
Energy — 4.8%
Galp Energia	71,959	730,763
Financials — 5.0%
Banco Comercial Portugues, Cl R .	5,256,995	750,265
Industrials — 4.4%
CTT-Correios de Portugal (A)	158,189	488,580
Mota-Engil .	152,472	182,944
		671,524
Information Technology — 0.4%
Novabase SGPS	12,884	53,355
Materials — 15.6%
Altri .	113,447	631,825
Corticeira Amorim SGPS	64,280	621,333
Navigator .	180,854	689,604
Ramada Investimentos E Industria .	10,756	73,989
Semapa-Sociedade de Investimento e Gestao	26,992	343,606
		2,360,357
Utilities — 30.3%
Energias de Portugal	758,285	3,316,312
Greenvolt-Energias Renovaveis *	70,500	542,099
REN - Redes Energeticas Nacionais .	281,012	727,672
		4,586,083
TOTAL PORTUGAL		11,690,757
SPAIN — 19.3%
Utilities — 19.3%
EDP Renovaveis .	138,974	2,927,027
TOTAL COMMON STOCK
(Cost $17,715,133)		15,121,961

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Portugal ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 1.3%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional, 2,910%
(Cost $203,153)	203,153	$203,153
	Face Amount
REPURCHASE AGREEMENT(B) — 1.9%
BNP Paribas
2.930%, dated 10/31/2022, to be repurchased
on 11/01/2022, repurchase price $282,285
(collateralized by U.S. Treasury Obligations,
ranging in par value $5,610 - $32,983,
2.500% - 2.750%, 03/31/2027 - 05/31/2029,
with a total market value of $287,562)
(Cost $282,262)	$282,262	282,262
TOTAL INVESTMENTS — 103.0%
(Cost $18,200,548)		$15,607,376

Percentages are based on Net Assets of $15,145,814.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at October 31, 2022.

(B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$15,121,961	$—	$—	$15,121,961
Short-Term Investment	203,153	—	—	203,153
Repurchase Agreement	—	282,262	—	282,262
Total Investments in
Securities	$15,325,114	$282,262	$—	$15,607,376

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 72.7%
BRAZIL — 3.5%
Consumer Staples — 3.5%
Cia Brasileira de Distribuicao	173,605	$729,523
CANADA — 3.1%
Energy — 3.1%
Parex Resources	42,721	650,814
CHILE — 5.8%
Energy — 2.9%
Empresas Copec .	87,195	600,691
Utilities — 2.9%
Enel Americas	6,064,727	600,680
TOTAL CHILE		1,201,371
COLOMBIA — 57.8%
Communication Services — 2.1%
Millicom International Cellular SDR *	40,668	440,889
Energy — 17.4%
Canacol Energy (A)	377,200	555,824
Ecopetrol	6,143,848	3,082,493
		3,638,317

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Financials — 13.0%
Banco de Bogota	68,924	$366,978
Bancolombia .	219,340	1,594,563
Financiera Colombiana *	229,303	756,016
		2,717,557
Materials — 8.2%
Cementos Argos	1,071,027	730,365
Grupo Argos .	348,652	731,832
Mineros	687,944	236,678
		1,698,875
Utilities — 17.1%
Celsia ESP	1,123,144	638,255
Grupo Energia Bogota ESP	2,463,947	831,037
Interconexion Electrica	531,804	2,098,596
		3,567,888
TOTAL COLOMBIA		12,063,526
UNITED STATES — 2.5%
Utilities — 2.5%
Brookfield Renewable, Cl A	17,123	531,371
TOTAL COMMON STOCK
(Cost $23,004,280)		15,176,605
PREFERRED STOCK — 27.2%
COLOMBIA— 27.2%
Financials — 26.2%
Banco Davivienda (B)	159,530	849,398
Bancolombia (B)	487,558	3,120,124
Grupo Aval Acciones y Valores (B)	6,932,770	766,648
Grupo de Inversiones Suramericana (B)	260,816	729,593
		5,465,763
Materials — 1.0%
Grupo Argos (B)	166,960	201,725
TOTAL COLOMBIA		5,667,488
TOTAL PREFERRED STOCK
(Cost $11,483,648)		5,667,488

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Colombia ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 0.9%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
2.910%
(Cost $177,853)	177,853	$177,853
	Face Amount
REPURCHASE AGREEMENT(C) — 1.2%
BNP Paribas
2.930%, dated 10/31/2022, to be repurchased
on 11/01/2022, repurchase price $247,131
(collateralized by U.S. Treasury Obligations,
ranging in par value $4,912 - $28,876,
2.500% - 2.750%, 03/31/2027 - 05/31/2029,
with a total market value of $251,755)
(Cost $247,111)	$247,111	247,111
TOTAL INVESTMENTS — 102.0%
(Cost $34,912,892)		$21,269,057

Percentages are based on Net Assets of $20,857,353.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at October 31, 2022.

(B) There is currently no stated interest rate.

(C) Security was purchased with cash collateral held from securities on loan.

(D) The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$13,975,234	$1,201,371	$—	$15,176,605
Preferred Stock	5,667,488	—	—	5,667,488
Short-Term Investment	177,853	—	—	177,853
Repurchase Agreement	—	247,111	—	247,111
Total Investments in
Securities	$19,820,575	$1,448,482	$—	$21,269,057

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 96.0%
ARGENTINA — 50.7%
Communication Services — 2.6%
Telecom Argentina ADR	169,555	$707,044
Consumer Discretionary — 2.8%
Despegar.com *	116,795	742,816
Consumer Staples — 1.4%
Cresud SACIF y A ADR *	68,127	364,479
Energy — 13.0%
Transportadora de Gas del Sur ADR * (A)	134,506	1,166,167
YPF ADR *	304,192	2,324,027
		3,490,194
Financials — 12.2%
Banco BBVA Argentina ADR .	137,581	414,119
Banco Macro ADR (A)	85,085	1,263,512
Grupo Financiero Galicia ADR (A)	177,824	1,379,914

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Grupo Supervielle ADR	121,219	$225,468
		3,283,013
Industrials — 1.8%
America Airports *	62,818	493,750
Materials — 6.0%
Bioceres Crop Solutions * (A)	59,701	863,277
Loma Negra Cia Industrial Argentina ADR	112,856	760,649
		1,623,926
Real Estate — 1.0%
IRSA Inversiones y Representaciones ADR *	62,256	265,833
Utilities — 9.9%
Central Puerto ADR * (A)	190,421	934,967
Empresa Distribuidora Y Comercializadora
Norte ADR *	37,465	270,872
Pampa Energia ADR *	58,447	1,471,111
		2,676,950
TOTAL ARGENTINA		13,648,005
BRAZIL — 30.3%
Consumer Discretionary — 26.2%
Arcos Dorados Holdings, Cl A .	189,568	1,429,343
MercadoLibre *	6,263	5,646,846
		7,076,189
Consumer Staples — 4.1%
Adecoagro	126,832	1,098,365
TOTAL BRAZIL		8,174,554
CANADA — 7.1%
Materials — 7.1%
SSR Mining	70,825	974,068
Yamana Gold	213,877	937,637
TOTAL CANADA		1,911,705

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 7.9%
Consumer Staples — 7.9%
Cencosud	803,996	$1,081,859
Cia Cervecerias Unidas .	190,273	1,043,280
TOTAL CHILE		2,125,139
TOTAL COMMON STOCK
(Cost $40,491,560)		25,859,403
PREFERRED STOCK — 3.8%
CHILE— 3.8%
Consumer Staples — 3.8%
Embotelladora Andina (B)
(Cost $1,259,421)	579,788	1,013,599
	Face Amount
U.S. TREASURY OBLIGATION — 1.1%
U.S. Treasury Bill
1.000%, 11/01/22(C)
(Cost $300,000)	$300,000	300,000
	Shares
SHORT-TERM INVESTMENT(D)(E) — 2.8%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional, 2.910%

(Cost $754,096)	754,096	754,096

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Argentina ETF

Face Amount		Value
REPURCHASE AGREEMENT(D) — 3.9%
BNP Paribas
2.930%, dated 10/31/2022, to be repurchased
on 11/01/2022, repurchase price $1,047,829
(collateralized by U.S. Treasury Obligations,
ranging in par value $20,825 - $122,432,
2.500% - 2.750%, 03/31/2027 - 05/31/2029,
with a total market value of $1,067,421)
(Cost $1,047,744)	$1,047,744	$1,047,744
TOTAL INVESTMENTS — 107.6%
(Cost $43,852,821)		$28,974,842

Percentages are based on Net Assets of $26,930,312.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at October 31, 2022

. (B) There is currently no stated interest rate.

(C) Interest rate represents the security's effective yield at the time of purchase.

(D) Security was purchased with cash collateral held from securities on loan.

(E) The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,734,264	$2,125,139	$—	$25,859,403
Preferred Stock	—	1,013,599	—	1,013,599
U.S. Treasury Obligation	—	300,000	—	300,000
Short-Term Investment	754,096	—	—	754,096
Repurchase Agreement	—	1,047,744	—	1,047,744
Total Investments in Securities	$24,488,360	$4,486,482	$—	$28,974,842

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 99.7%
PAKISTAN — 99.7%
Consumer Discretionary — 2.2%
Honda Atlas Cars Pakistan	178,596	$133,605
Nishat Mills	680,543	187,634
		321,239
Energy — 20.4%
Mari Petroleum	90,107	688,080
Oil & Gas Development .	1,807,383	574,590
Pakistan Oilfields	364,831	638,957
Pakistan Petroleum	2,138,531	500,147
Pakistan State Oil	817,316	520,190
		2,921,964
Financials — 13.9%
Habib Bank .	2,238,892	708,420
MCB Bank .	1,183,383	653,297
United Bank .	1,316,637	640,171
		2,001,888
Health Care — 1.9%
Searle	787,188	266,010
Industrials — 9.8%
Millat Tractors .	204,564	621,474

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
TRG Pakistan *	1,562,765	$779,131
		1,400,605
Information Technology — 8.9%
Systems	631,520	1,271,551
Materials — 34.4%
DG Khan Cement	1,082,526	256,171
Engro .	1,088,831	1,162,079
Engro Fertilizers .	2,329,070	853,209
Engro Polymer & Chemicals	1,513,400	360,606
Fauji Cement *	3,819,249	244,709
Fauji Fertilizer .	1,493,748	699,172
International Steels	700,299	163,432
Lucky Cement *	434,172	956,075
Maple Leaf Cement Factory *	2,063,225	247,259
		4,942,712
Utilities — 8.2%
Hub Power .	3,924,421	1,175,323
TOTAL PAKISTAN		14,301,292
TOTAL COMMON STOCK
(Cost $24,089,755)		14,301,292
	Face Amount
U.S. TREASURY OBLIGATION — 2.8%
U.S. Treasury Bill
1.000%, 11/01/22(A)
(Cost $400,000)	400,000	400,000
TOTAL INVESTMENTS — 102.5%
(Cost $24,489,755)		$14,701,292

Percentages are based on Net Assets of $14,347,400.

* Non-income producing security.

(A) Interest rate represents the security's effective yield at the time of purchase.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Pakistan ETF

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,301,292	$—	$—	$14,301,292
U.S. Treasury Obligation	—	400,000	—	400,000
Total Investments in Securities	$14,301,292	$400,000	$—	$14,701,292

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — 93.0%
NIGERIA — 88.8%
Communication Services — 5.7%
Nigeria Communications .	4,864,255	$2,173,050
Consumer Staples — 23.0%
Dangote Sugar Refinery	37,659,094	1,392,724
Flour Mills of Nigeria	24,002,438	1,650,083
Nestle Nigeria	1,149,667	3,169,247
Nigerian Breweries .	13,145,296	1,248,169
UAC of Nigeria .	38,120,465	774,085
Unilever Nigeria .	23,383,901	570,339
		8,804,647
Financials — 39.5%
Access Bank	69,588,623	1,231,517
FBN Holdings	105,964,770	2,368,129
FCMB Group	162,598,933	1,224,795
Fidelity Bank	177,840,873	1,694,683
Guaranty Trust Holding	62,675,911	2,502,771
Stanbic IBTC Holdings .	19,605,429	1,278,857
Sterling Bank	201,593,633	667,786
United Bank for Africa .	89,619,784	1,453,844
Zenith Bank	59,101,971	2,681,882
		15,104,264
Materials — 17.9%
Dangote Cement .	10,522,666	5,264,317

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Lafarge Africa	31,522,330	$1,591,315
		6,855,632
Utilities — 2.7%
Transnational Corp of Nigeria	417,740,027	1,014,139
TOTAL NIGERIA		33,951,732
TOGO — 4.2%
Financials — 4.2%
Ecobank Transnational .	72,220,468	1,630,388
TOTAL COMMON STOCK
(Cost $41,325,206)		35,582,120
	Face Amount
U.S. TREASURY OBLIGATIONS — 16.2%
U.S. Treasury Bills
3.690%, 01/05/23(A)	$1,200,000	1,191,817
2.200%, 11/01/22(A)	5,000,000	5,000,000
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,192,064)		6,191,817
TOTAL INVESTMENTS — 109.2%
(Cost $47,517,270)		$41,773,937

Percentages are based on Net Assets of $38,242,997.

(A) Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$35,582,120	$—	$—	$35,582,120
U.S. Treasury Obligations	—	6,191,817	—	6,191,817
Total Investments in Securities	$35,582,120	$6,191,817	$—	$41,773,937

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 99.9%
VIETNAM — 99.9%
Consumer Discretionary — 0.3%
FPT DIGITAL RETAIL JSC	2,900	$9,546
Consumer Staples — 20.7%
Hoang Anh Gia Lai International Agriculture
JSC *	36,100	5,956
KIDO Group	18,500	45,785
Masan Group	57,020	196,185
Saigon Beer Alcohol Beverage	6,900	51,452
Thanh Thanh Cong - Bien Hoa JSC *	43,300	23,349
Vietnam Dairy Products JSC	67,800	214,177
Vinh Hoan .	13,400	39,364
		576,268
Energy — 2.6%
PetroVietnam Drilling & Well Services JSC *	42,152	29,176
PetroVietnam Technical Service	35,600	30,657
Vietnam National Petroleum Group *	10,300	11,813
		71,646
Financials — 18.4%
Bank for Foreign Trade of Vietnam JSC	49,875	147,518

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank for Investment and Development of
Vietnam JSC	28,876	$40,147
Bao Viet Holdings	11,800	24,930
Ho Chi Minh City Development Joint Stock
Commercial Bank *	30,375	20,046
National Citizen Commercial JSC *	10,528	6,270
Saigon - Hanoi Commercial Joint Stock Bank *.	68,300	31,470
Saigon - Hanoi Securities JSC *	25,375	7,863
Saigon Thuong Tin Commercial JSB *	72,000	46,793
SSI Securities .	116,650	76,515
Viet Capital Securities JSC	26,640	28,087
Vietnam Joint Stock Commercial Bank for
Industry and Trade	36,300	35,935
VIX Securities JSC	25,322	7,642
VNDirect Securities .	85,540	39,586
		512,802
Industrials — 9.3%
Bamboo Capital Group JSC	12,935	4,138
Development Investment Construction JSC *	23,180	16,510
Gelex Group JSC	53,900	29,065
Gemadept	5,900	10,910
Ha Do Group JSC	8,308	9,929
Hoang Huy Investment Financial Services
JSC	48,416	15,587
IDICO JSC	13,040	23,194
PC1 Group JSC *	6,300	5,235
Sai Gon Cargo Service .	1,420	4,109
Tan Tao Investment & Industry JSC *	20,200	3,024
Tasco JSC *	9,800	6,507
Thaiholdings JSC *	19,200	29,746
Vietjet Aviation JSC *	19,800	85,734
Vietnam Construction and Import-Export JSC .	19,610	12,587
Viettel Construction Joint Stock	2,069	4,604
		260,879
Information Technology — 0.4%
Digiworld	4,720	11,586

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Materials — 11.8%
An Phat Holdings JSC *	15,475	$5,163
Duc Giang Chemicals JSC	17,080	52,855
Hoa Phat Group JSC	295,540	186,125
Hoa Sen Group *	37,120	17,029
Nam Kim Steel JSC	6,460	3,522
PetroVietNam Ca Mau Fertilizer JSC	6,600	8,765
Petrovietnam Fertilizer & Chemicals JSC	20,900	36,417
Phuoc Hoa Rubber JSC	8,700	14,144
Vietnam Rubber Group	9,600	5,563
		329,583
Real Estate — 32.6%
Dat Xanh Group JSC *	28,800	16,225
Dat Xanh Real Estate Services JSC *	8,627	2,746
Hai Phat Investment JSC *	8,800	9,101
Khang Dien House Trading and Investment
JSC *	38,260	34,950
Kinh Bac City Development Share Holding *	36,500	25,704
Nam Long Investment .	12,600	11,561
No Va Land Investment Group *	67,591	190,397
Phat Dat Real Estate Development *	33,989	59,772
Van Phu - Invest Investment JSC *	16,120	37,624
Vincom Retail JSC *	96,400	95,430
Vingroup JSC *	99,000	220,708
Vinhomes JSC	113,000	204,628
		908,846
Utilities — 3.8%
Binh Duong Water Enviroment JSC	2,600	4,761
PetroVietnam Gas JSC	8,700	38,896
PetroVietnam Nhon Trach 2 Power JSC	20,000	20,443
PetroVietnam Power *	67,300	28,030
Pha Lai Thermal Power JSC	21,300	12,857
		104,987
TOTAL VIETNAM		2,786,143
TOTAL COMMON STOCK
(Cost $4,214,590)		2,786,143

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Vietnam ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 3.6%
U.S. Treasury Bill
2.200%, 11/01/22(A)
(Cost $100,000)	$100,000	$100,000
TOTAL INVESTMENTS — 103.5%
(Cost $4,314,590)		$2,886,143

Percentages are based on Net Assets of $2,787,199.

* Non-income producing security.

(A) Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,786,143	$—	$—	$2,786,143
U.S. Treasury Obligation	—	100,000		100,000
Total Investments in Securities	$2,786,143	$100,000	$—	$2,886,143

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.9%
BANGLADESH — 0.9%
Health Care — 0.6%
Square Pharmaceuticals	52,457	$108,642
Industrials — 0.3%
Bangladesh Export Import .	52,931	60,403
TOTAL BANGLADESH		169,045
CHILE — 0.9%
Consumer Discretionary — 0.3%
Falabella	32,412	63,353
Financials — 0.6%
Banco de Chile .	668,376	61,108
Banco de Credito e Inversiones	852	23,732
Banco Santander Chile .	964,956	34,557
		119,397
TOTAL CHILE		182,750

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
COLOMBIA — 0.4%
Utilities — 0.4%
Interconexion Electrica	18,693	$73,766
CYPRUS — 0.0%
Financials — 0.0%
Galaxy Cosmos Mezz *	1,198	193
CZECH REPUBLIC — 1.4%
Financials — 0.2%
Komercni Banka .	1,110	31,838
Moneta Money Bank	5,128	14,968
		46,806
Utilities — 1.2%
CEZ .	6,887	225,205
TOTAL CZECH REPUBLIC		272,011
EGYPT — 0.3%
Financials — 0.3%
Commercial International Bank Egypt SAE	37,127	49,810
GREECE — 1.8%
Communication Services — 0.7%
Hellenic Telecommunications Organization .	8,558	134,487
Consumer Discretionary — 0.5%
OPAP .	8,200	100,495
Financials — 0.3%
Alpha Services and Holdings *	32,348	29,989
National Bank of Greece *	8,239	29,885
		59,874
Utilities — 0.3%
Public Power *	9,137	57,705
TOTAL GREECE		352,561

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
ICELAND — 1.3%
Financials — 0.4%
Arion Banki HF .	39,003	$43,709
Islandsbanki HF	34,206	30,336
		74,045
Industrials — 0.9%
Marel HF	49,162	172,230
TOTAL ICELAND		246,275
INDONESIA — 10.5%
Communication Services — 2.3%
Sarana Menara Nusantara .	675,868	50,048
Telkom Indonesia Persero	1,353,112	380,841
Tower Bersama Infrastructure .	153,979	24,285
		455,174
Consumer Discretionary — 1.4%
Astra International .	665,993	283,946
Consumer Staples — 2.0%
Charoen Pokphand Indonesia	240,315	85,896
Gudang Garam	15,424	23,832
Indofood CBP Sukses Makmur .	77,390	48,252
Indofood Sukses Makmur	146,166	60,444
Sumber Alfaria Trijaya .	540,129	97,654
Unilever Indonesia .	248,168	73,826
		389,904
Financials — 4.0%
Bank Central Asia .	623,064	351,528
Bank Jago *	47,618	15,570
Bank Mandiri	207,837	140,579
Bank Negara Indonesia Persero	82,435	49,680
Bank Rakyat Indonesia Persero	766,564	228,532
		785,889
Health Care — 0.5%
Kalbe Farma	686,022	90,165

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.3%
Semen Indonesia Persero	98,295	$50,101
TOTAL INDONESIA		2,055,179
KAZAKHSTAN — 1.4%
Energy — 0.8%
NAC Kazatomprom JSC GDR	5,502	145,253
Financials — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR .	2,522	25,472
Kaspi.KZ JSC GDR	1,436	94,058
		119,530
TOTAL KAZAKHSTAN		264,783
KENYA — 1.1%
Communication Services — 1.1%
Safaricom	1,002,501	207,357
KUWAIT — 3.3%
Financials — 2.9%
Gulf Bank KSCP	24,011	26,589
Kuwait Finance House .	72,060	188,439
National Bank of Kuwait SAK	104,468	363,572
		578,600
Real Estate — 0.4%
Mabanee KPSC .	26,782	75,396
TOTAL KUWAIT		653,996
LUXEMBOURG — 0.2%
Financials — 0.2%
Reinet Investments SCA	1,953	31,365
MALAYSIA — 6.9%
Communication Services — 1.6%
Axiata Group	118,788	71,604
DiGi.com .	131,603	105,494
Maxis	101,293	82,483

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Telekom Malaysia	49,094	$57,733
		317,314
Consumer Staples — 1.2%
Nestle Malaysia .	3,024	85,066
PPB Group .	27,049	95,541
QL Resources .	47,393	51,322
		231,929
Energy — 0.3%
Petronas Dagangan	12,914	59,217
Financials — 2.0%
CIMB Group Holdings	99,492	116,158
Hong Leong Bank	9,544	42,714
Public Bank .	212,253	200,671
RHB Bank	21,744	26,306
		385,849
Health Care — 0.2%
Top Glove	229,529	38,595
Utilities — 1.6%
Petronas Gas	34,152	123,519
Tenaga Nasional	109,503	195,012
		318,531
TOTAL MALAYSIA		1,351,435
MEXICO — 8.6%
Communication Services — 0.5%
Grupo Televisa	102,082	108,104
Consumer Staples — 2.9%
Kimberly-Clark de Mexico, Cl A	64,458	101,514
Wal-Mart de Mexico	118,670	457,545
		559,059
Financials — 1.8%
Grupo Financiero Banorte, Cl O	37,814	306,814

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Grupo Financiero Inbursa, Cl O *	30,876	$56,886
		363,700
Industrials — 2.6%
Grupo Aeroportuario del Pacifico, Cl B .	15,474	239,255
Grupo Aeroportuario del Sureste, Cl B .	8,236	192,404
Promotora y Operadora de Infraestructura .	9,836	73,856
		505,515
Real Estate — 0.8%
Fibra Uno Administracion ‡	128,650	149,851
TOTAL MEXICO		1,686,229
MOROCCO — 0.3%
Financials — 0.3%
Attijariwafa Bank	1,256	44,135
Banque Centrale Populaire .	519	10,422
TOTAL MOROCCO		54,557
NIGERIA — 0.5%
Financials — 0.1%
Guaranty Trust Holding	216,406	8,641
Zenith Bank	230,376	10,454
		19,095
Materials — 0.4%
Dangote Cement .	146,538	73,311
TOTAL NIGERIA		92,406
OMAN — 0.2%
Financials — 0.2%
BankMuscat SAOG	26,862	39,904
PERU — 0.8%
Financials — 0.8%
Credicorp .	1,034	151,336

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
PHILIPPINES — 4.7%
Communication Services — 0.5%
PLDT	3,654	$103,031
Consumer Staples — 0.4%
Universal Robina .	36,908	77,701
Financials — 0.7%
Bank of the Philippine Islands	26,455	43,826
BDO Unibank	29,052	63,819
Metropolitan Bank & Trust	26,080	23,267
		130,912
Industrials — 0.7%
SM Investments .	10,225	144,685
Real Estate — 2.1%
Ayala Land .	314,030	138,184
SM Prime Holdings	492,807	267,876
		406,060
Utilities — 0.3%
Manila Electric .	9,727	50,590
TOTAL PHILIPPINES		912,979
POLAND — 2.5%
Communication Services — 0.2%
Cyfrowy Polsat .	11,109	41,676
Consumer Discretionary — 0.4%
Allegro.eu *	15,868	77,156
Consumer Staples — 0.7%
Dino Polska *	2,079	136,034
Financials — 1.0%
Bank Polska Kasa Opieki .	2,706	44,486
Powszechna Kasa Oszczednosci Bank Polski	12,937	70,686
Powszechny Zaklad Ubezpieczen	8,901	49,995

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Santander Bank Polska	520	$27,704
		192,871
Utilities — 0.2%
PGE Polska Grupa Energetyczna *	38,765	44,279
TOTAL POLAND		492,016
QATAR — 5.9%
Energy — 1.2%
Qatar Fuel QSC .	20,586	107,855
Qatar Gas Transport .	105,384	118,645
		226,500
Financials — 1.8%
Commercial Bank PSQC .	46,691	80,696
Masraf Al Rayan QSC	80,465	84,779
Qatar International Islamic Bank QSC	10,711	34,029
Qatar Islamic Bank SAQ .	23,905	160,100
		359,604
Industrials — 1.4%
Industries Qatar QSC .	64,513	279,363
Materials — 0.6%
Mesaieed Petrochemical Holding .	185,987	115,931
Real Estate — 0.4%
Barwa Real Estate	82,256	76,795
Utilities — 0.5%
Qatar Electricity & Water QSC .	18,582	94,396
TOTAL QATAR		1,152,589
ROMANIA — 1.8%
Energy — 1.0%
OMV Petrom .	1,321,319	120,211
Societatea Nationala de Gaze Naturale
ROMGAZ	9,803	75,669
		195,880

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.3%
Banca Transilvania	15,640	$53,516
BRD-Groupe Societe Generale .	6,025	13,704
		67,220
Real Estate — 0.5%
NEPI Rockcastle	19,295	97,118
TOTAL ROMANIA		360,218
SAUDI ARABIA — 10.0%
Communication Services — 2.1%
Etihad Etisalat	6,474	63,059
Mobile Telecommunications Saudi Arabia *	7,684	26,544
Saudi Research & Media Group *	614	32,910
Saudi Telecom .	26,079	280,393
		402,906
Consumer Discretionary — 0.2%
Jarir Marketing .	1,038	45,304
Consumer Staples — 0.5%
Almarai JSC	4,288	64,248
Savola Group	4,466	34,824
		99,072
Financials — 4.3%
Al Rajhi Bank *	11,637	263,861
Alinma Bank .	5,738	57,265
Arab National Bank .	3,480	29,868
Bank AlBilad *	2,856	38,535
Bank Al-Jazira .	2,402	14,946
Banque Saudi Fransi .	3,449	39,653
Bupa Arabia for Cooperative Insurance .	357	18,337
Riyad Bank	7,922	75,793
Saudi British Bank .	5,414	62,676
Saudi Investment Bank	3,083	14,883
Saudi National Bank .	13,031	205,996
Saudi Tadawul Group Holding	226	13,064
		834,877

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.7%
Dr Sulaiman Al Habib Medical Services
Group .	1,504	$90,699
Mouwasat Medical Services .	840	48,957
		139,656
Information Technology — 0.2%
Elm	410	36,117
Materials — 1.3%
SABIC Agri-Nutrients	3,696	156,395
Saudi Kayan Petrochemical *	12,586	44,080
Yanbu National Petrochemical .	4,342	51,653
		252,128
Real Estate — 0.2%
Dar Al Arkan Real Estate Development *	9,015	32,197
Utilities — 0.5%
Saudi Electricity .	14,344	103,069
TOTAL SAUDI ARABIA		1,945,326
SOUTH AFRICA — 8.3%
Communication Services — 0.5%
MultiChoice Group .	15,894	103,809
Consumer Discretionary — 1.0%
Mr Price Group	10,858	104,483
Pepkor Holdings .	70,194	86,589
		191,072
Consumer Staples — 2.3%
Clicks Group .	10,365	175,546
Shoprite Holdings .	21,375	272,051
		447,597
Financials — 3.8%
Absa Group .	12,297	133,653
Capitec Bank Holdings	1,259	130,204
Discovery *	7,167	46,884
Nedbank Group	6,632	78,512

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Old Mutual .	67,389	$38,283
Remgro .	7,602	56,551
Sanlam .	25,662	74,623
Standard Bank Group .	19,406	181,256
		739,966
Materials — 0.7%
African Rainbow Minerals	4,840	68,122
Harmony Gold Mining .	23,940	66,294
		134,416
TOTAL SOUTH AFRICA		1,616,860
SRI LANKA — 0.1%
Industrials — 0.1%
John Keells Holdings .	58,710	21,283
THAILAND — 10.3%
Communication Services — 1.1%
Advanced Info Service NVDR	30,769	154,411
Intouch Holdings PCL NVDR	28,827	54,533
		208,944
Consumer Discretionary — 0.8%
Central Retail NVDR .	46,394	51,197
Home Product Center NVDR	152,079	58,338
PTT Oil & Retail Business NVDR .	77,132	48,841
		158,376
Consumer Staples — 1.4%
Berli Jucker NVDR	32,246	29,018
CP ALL NVDR	152,156	239,868
		268,886
Energy — 1.1%
PTT Exploration & Production NVDR .	35,927	171,328
Thai Oil NVDR .	29,549	42,313
		213,641
Financials — 0.3%
Kasikornbank NVDR .	5,098	19,556

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Krungthai Card NVDR	8,660	$12,970
SCB X NVDR .	7,495	20,874
Srisawad NVDR .	5,640	6,076
		59,476
Health Care — 1.5%
Bangkok Dusit Medical Services NVDR .	267,373	207,238
Bumrungrad Hospital NVDR	15,373	91,689
		298,927
Industrials — 1.6%
Airports of Thailand NVDR *	111,050	215,914
Bangkok Expressway & Metro NVDR .	195,969	48,400
BTS Group Holdings PCL NVDR	202,607	44,184
		308,498
Materials — 0.2%
SCG Packaging NVDR .	33,103	45,228
Real Estate — 0.8%
Central Pattana NVDR .	52,053	94,026
Land & Houses NVDR	214,608	51,876
		145,902
Utilities — 1.5%
Electricity Generating	6,148	27,541
Electricity Generating NVDR .	900	4,032
Energy Absolute NVDR .	43,277	109,727
Global Power Synergy NVDR .	18,004	29,329
Gulf Energy Development NVDR	75,615	100,330
Ratch Group NVDR	27,714	29,855
		300,814
TOTAL THAILAND		2,008,692
TURKEY — 2.0%
Communication Services — 0.4%
Turkcell Iletisim Hizmetleri	52,320	72,112

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.7%
BIM Birlesik Magazalar .	19,251	$138,668
Financials — 0.2%
Akbank Turk	44,987	35,355
Industrials — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret .	29,803	51,619
Materials — 0.5%
Eregli Demir ve Celik Fabrikalari .	59,113	94,375
TOTAL TURKEY		392,129
UNITED ARAB EMIRATES — 7.1%
Communication Services — 2.0%
Emirates Telecommunications Group PJSC	56,795	398,936
Consumer Discretionary — 0.8%
Abu Dhabi National Oil for Distribution PJSC .	132,262	162,399
Financials — 3.3%
Abu Dhabi Commercial Bank PJSC	40,666	104,625
Abu Dhabi Islamic Bank PJSC	21,056	54,459
Dubai Islamic Bank PJSC	42,424	67,222
Emirates NBD Bank PJSC	27,695	99,906
First Abu Dhabi Bank PJSC	64,347	313,584
		639,796
Real Estate — 1.0%
Aldar Properties PJSC	163,205	191,951
TOTAL UNITED ARAB EMIRATES		1,393,082
VIETNAM — 6.4%
Consumer Staples — 1.8%
Masan Group	47,952	164,986
Saigon Beer Alcohol Beverage	50	373
Vietnam Dairy Products JSC	62,296	196,790
		362,149
Financials — 0.4%
Bank for Foreign Trade of Vietnam JSC	13,706	40,539

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ho Chi Minh City Development Joint Stock
Commercial Bank *	10	$7
SSI Securities .	31,350	20,563
VNDirect Securities .	27,500	12,726
		73,835
Industrials — 0.4%
Thaiholdings JSC *	14,600	22,620
Vietjet Aviation JSC *	13,880	60,100
		82,720
Materials — 0.8%
Hoa Phat Group JSC	242,321	152,609
Real Estate — 3.0%
No Va Land Investment Group *	57,246	161,256
Vincom Retail JSC *	78,590	77,799
Vingroup JSC *	81,329	181,313
Vinhomes JSC	92,757	167,971
		588,339
TOTAL VIETNAM		1,259,652
TOTAL COMMON STOCK
(Cost $20,065,500)		19,489,784
TOTAL INVESTMENTS — 99.9%
(Cost $20,065,500)		$19,489,784

Percentages are based on Net Assets of $19,518,934.

* Non-income producing security.

‡ Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Next Emerging & Frontier ETF

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,394,055	$1,095,729	$—	$19,489,784
Total Investments in
Securities	$18,394,055	$1,095,729	$—	$19,489,784

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 4.5%
Materials — 4.5%
Yara International	100,749	$4,496,317
FAROE ISLANDS — 1.6%
Consumer Staples — 1.6%
Bakkafrost P/F	31,686	1,583,256
FRANCE — 1.3%
Communication Services — 1.3%
Adevinta, Cl B *	181,246	1,241,214
GABON — 0.2%
Energy — 0.2%
BW Energy *	57,323	145,005
NETHERLANDS — 0.1%
Industrials — 0.1%
Meltwater *	84,916	104,544

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 88.6%
Communication Services — 5.9%
Kahoot! *	165,417	$352,731
Schibsted, Cl A .	46,083	709,627
Schibsted, Cl B .	61,360	910,646
Telenor	427,694	3,887,436
		5,860,440
Consumer Discretionary — 0.6%
Europris .	100,094	595,932
Consumer Staples — 10.3%
Austevoll Seafood	57,749	427,139
Grieg Seafood	32,209	223,053
Leroy Seafood Group .	187,748	863,180
Mowi .	275,465	4,108,057
Norway Royal Salmon *	7,673	97,417
Orkla	473,379	3,194,455
Salmar	36,970	1,252,383
		10,165,684
Energy — 32.9%
Aker BP .	199,173	6,348,647
Aker Solutions	155,306	594,524
BW Offshore .	55,649	141,734
DNO .	276,710	360,897
Equinor .	614,592	22,483,739
FLEX LNG .	18,760	582,819
Frontline	75,639	945,046
Odfjell Drilling *	58,741	153,677
TGS .	73,936	1,009,817
		32,620,900
Financials — 18.4%
DNB Bank	584,775	10,349,154
Gjensidige Forsikring	126,052	2,302,358
Protector Forsikring .	38,153	454,305
Sparebank 1 Nord Norge .	60,283	500,385
Sparebank 1 Oestlandet .	26,001	281,096
SpareBank 1 SMN .	81,830	883,087
SpareBank 1 SR-Bank	112,837	1,148,247

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Storebrand	295,971	$2,300,164
		18,218,796
Health Care — 0.2%
Nykode Therapeutics *	82,981	199,055
Industrials — 10.5%
Aker ASA, Cl A .	16,399	1,155,376
Aker Carbon Capture *	205,054	230,361
Aker Horizons Holding *	146,193	183,570
Bonheur .	13,186	374,774
Golden Ocean Group	82,110	674,454
Hexagon Composites *	73,911	169,905
Hexagon Purus Holding *	48,312	93,679
Kongsberg Gruppen .	56,356	2,019,674
MPC Container Ships	167,806	264,697
NEL *	920,571	1,124,942
Norwegian Air Shuttle *	401,516	321,387
Stolt-Nielsen	16,417	393,970
TOMRA Systems	149,268	2,412,270
Veidekke .	68,297	568,219
Wallenius Wilhelmsen, Cl B .	66,620	473,850
		10,461,128
Information Technology — 2.7%
Atea .	53,131	590,750
Crayon Group Holding *	43,866	363,481
LINK Mobility Group Holding *	111,878	87,054
Nordic Semiconductor *	109,350	1,545,037
Volue *	31,862	82,744
		2,669,066
Materials — 6.6%
BEWi *	29,722	140,365
Borregaard	59,872	805,062
Elkem .	199,946	665,022
Elopak	77,209	174,144
Norsk Hydro	752,995	4,778,621
		6,563,214

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.5%
Entra .	40,178	$365,383
Selvaag Bolig .	28,439	92,044
		457,427
TOTAL NORWAY		87,811,642
SINGAPORE — 0.8%
Energy — 0.8%
BW LPG .	52,426	424,073
Hafnia .	72,851	375,577
TOTAL SINGAPORE		799,650
SOUTH AFRICA — 0.5%
Utilities — 0.5%
Scatec .	75,097	531,617
UNITED ARAB EMIRATES — 0.4%
Energy — 0.4%
Borr Drilling *	83,903	409,151
UNITED KINGDOM — 1.5%
Energy — 1.5%
Subsea 7	150,166	1,502,115
UNITED STATES — 0.3%
Information Technology — 0.3%
REC Silicon *	171,725	330,010
TOTAL COMMON STOCK
(Cost $124,718,261)		98,954,521
TOTAL INVESTMENTS — 99.8%
(Cost $124,718,261)		$98,954,521

Percentages are based on Net Assets of $99,105,212.

* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X MSCI Norway ETF

As of October 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 1.5%
Consumer Staples — 1.5%
Wilmar International .	210,682	$577,660
INDONESIA — 24.2%
Communication Services — 3.4%
Telkom Indonesia Persero	4,651,742	1,309,258
Consumer Discretionary — 2.3%
Astra International .	2,025,512	863,578
Consumer Staples — 0.6%
Hanjaya Mandala Sampoerna	859,924	55,408
Unilever Indonesia .	569,437	169,398
		224,806
Financials — 17.9%
Bank Central Asia .	5,559,596	3,136,685
Bank Mandiri	1,853,281	1,253,541

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Negara Indonesia Persero	744,241	$448,525
Bank Rakyat Indonesia Persero	6,516,898	1,942,848
		6,781,599
TOTAL INDONESIA		9,179,241
MALAYSIA — 13.5%
Financials — 9.0%
CIMB Group Holdings	665,954	777,510
Malayan Banking	711,779	1,293,185
Public Bank .	1,417,504	1,340,153
		3,410,848
Health Care — 0.7%
IHH Healthcare	208,852	262,832
Materials — 2.3%
Petronas Chemicals Group	283,233	522,376
Press Metal Aluminium Holdings	350,729	322,688
		845,064
Utilities — 1.5%
Tenaga Nasional	322,613	574,535
TOTAL MALAYSIA		5,093,279
PHILIPPINES — 4.5%
Financials — 1.1%
BDO Unibank	196,611	431,900
Industrials — 0.9%
Ayala	27,889	321,000
Real Estate — 2.5%
Ayala Land .	799,327	351,731
SM Prime Holdings	1,058,424	575,330
		927,061
Utilities — 0.0%
ACEN .	105,477	11,376
TOTAL PHILIPPINES		1,691,337

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 34.3%
Communication Services — 3.5%
Singapore Telecommunications	754,470	$1,332,892
Financials — 26.3%
DBS Group Holdings .	181,619	4,389,350
Oversea-Chinese Banking	352,881	3,024,837
United Overseas Bank .	129,265	2,535,790
		9,949,977
Industrials — 1.3%
Singapore Airlines *	128,005	475,801
Real Estate — 3.2%
Capitaland Integrated Commercial Trust ‡	507,858	674,704
Capitaland Investment	255,526	543,519
		1,218,223
TOTAL SINGAPORE		12,976,893
THAILAND — 21.9%
Communication Services — 1.5%
Advanced Info Service NVDR	112,000	562,060
Consumer Discretionary — 0.5%
PTT Oil & Retail Business	280,908	177,874
Consumer Staples — 2.5%
CP ALL NVDR	596,390	940,184
Energy — 5.3%
PTT NVDR .	1,427,031	1,349,793
PTT Exploration & Production NVDR .	138,215	659,118
		2,008,911
Financials — 2.8%
Kasikornbank NVDR (A)	152,099	583,459
SCB X NVDR .	168,628	469,642
		1,053,101

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.8%
Bangkok Dusit Medical Services NVDR .	892,461	$691,739
Industrials — 2.2%
Airports of Thailand NVDR *	429,811	835,681
Information Technology — 1.1%
Delta Electronics Thailand NVDR (A)	27,691	421,986
Materials — 1.6%
Siam Cement NVDR	72,307	615,540
Utilities — 2.6%
Energy Absolute	167,080	423,626
Gulf Energy Development NVDR	422,139	560,116
		983,742
TOTAL THAILAND		8,290,818
TOTAL COMMON STOCK
(Cost $39,837,422)		37,809,228
SHORT-TERM INVESTMENT(B)(C) — 0.8%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
2.910%
(Cost $284,390)	284,390	284,390
	Face Amount
REPURCHASE AGREEMENT(B) — 1.0%
BNP Paribas
2.930%, dated 10/31/2022, to be repurchased
on 11/01/2022, repurchase price $395,166
(collateralized by U.S. Treasury Obligations,
ranging in par value $7,854 - $46,173,
2.500% - 2.750%, 03/31/2027 - 05/31/2029,
with a total market value of $402,558)
(Cost $395,134)	$395,134	395,134
TOTAL INVESTMENTS — 101.7%
(Cost $40,516,946)		$38,488,752

Percentages are based on Net Assets of $37,860,754.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2022
Global X FTSE Southeast Asia ETF

* Non-income producing security.

‡ Real Estate Investment Trust

(A) This security or a partial position of this security is on loan at October 31, 2022.

 (B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2022.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$36,117,891	$1,691,337	$—	$37,809,228
Short-Term Investment	284,390	—	—	284,390
Repurchase Agreement	—	395,134	—	395,134
Total Investments in Securities	$36,402,281	$2,086,471	$—	$38,488,752

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

October 31, 2022
Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Portfolio Abbreviations

ADR — American Depositary Receipt

 Cl — Class

 GDR — Global Depositary Receipt

JSC — Joint-Stock Company

 NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

SDR — Swedish Depositary Receipt

Statements of Assets and Liabilities
October 31, 2022

	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI China Industrials ETF	Global X MSCI China Consumer Discretionary ETF
Assets:
Cost of Investments	$9,894,917	$4,385,546	$6,993,839	$498,595,449
Cost of Repurchase Agreement	—	—	—	1,171,822
Cost of Foreign Currency	48,925	2,050	73	18,824
Investments, at Value	$9,121,038	$2,919,228	$4,908,265	$214,730,065	*
Repurchase Agreement, at Value	—	—	—	1,171,822
Cash	—	215	540	167,853
Foreign Currency, at Value	48,922	2,050	72	18,824
Unrealized Appreciation on Spot Contracts	1	—	—	5
Receivable for Investment Securities Sold	—	—	—	270,632
Dividend, Interest, and Securities Lending Income Receivable	—	—	11,424	12,652
Total Assets	9,169,961	2,921,493	4,920,301	216,371,853
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	—	2,015,220
Payable due to Investment Adviser	5,407	1,769	2,926	141,082
Cash Overdraft	24,968	—	—	—
Custodian Fees Payable	19	8	152	—
Total Liabilities	30,394	1,777	3,078	2,156,302
Net Assets	$9,139,567	$2,919,716	$4,917,223	$214,215,551
Net Assets Consist of:
Paid-in Capital	$10,950,251	$7,256,883	$12,241,682	$646,267,350
Total Distributable Loss	(1,810,684)	(4,337,167)	(7,324,459)	(432,051,799)
Net Assets	$9,139,567	$2,919,716	$4,917,223	$214,215,551
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	670,000	199,971	450,000	14,720,000
Net Asset Value, Offering and Redemption Price Per Share	$13.64	$14.60	$10.93	$14.55
*Includes Market Value of Securities on Loan	$—	$—	$—	$1,904,028

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2022

	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF	Global X MSCI China Financials ETF	Global X MSCI China Information Technology ETF
Assets:
Cost of Investments	$12,058,652	$13,864,931	$48,811,323	$23,551,330
Cost of Foreign Currency	6,273	—	1,821	—
Investments, at Value	$8,597,098	$8,068,866	$27,522,702	$13,920,163
Cash	21,028	9,435	59,354	5,474
Foreign Currency, at Value	6,260	—	1,803	—
Dividend, Interest, and Securities Lending Income Receivable	1,239	2,436	—	1,586
Prepaid Expenses	—	—	—	16
Total Assets	8,625,625	8,080,737	27,583,859	13,927,239
Liabilities:
Payable due to Investment Adviser	6,923	4,541	16,601	7,628
Unrealized Depreciation on Spot Contracts	—	—	1	—
Custodian Fees Payable	82	27	74	—
Due to Broker	—	732	—	—
Total Liabilities	7,005	5,300	16,676	7,628
Net Assets	$8,618,620	$8,075,437	$27,567,183	$13,919,611
Net Assets Consist of:
Paid-in Capital	$12,570,895	$17,145,071	$60,846,576	$28,407,159
Total Distributable Loss	(3,952,275)	(9,069,634)	(33,279,393)	(14,487,548)
Net Assets	$8,618,620	$8,075,437	$27,567,183	$13,919,611
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	500,002	600,002	2,820,000	940,002
Net Asset Value, Offering and Redemption Price Per Share	$17.24	$13.46	$9.78	$14.81

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2022

	Global X MSCI China Communication Services ETF		Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF‡	Global X MSCI Greece ETF
Assets:
Cost of Investments	$10,145,828		$3,419,556	$9,291,291	$131,521,438
Cost of Repurchase Agreement	57,855		—	—	—
Cost of Foreign Currency	—		—	4,010	(1,455)
Investments, at Value	$4,954,924	*	$2,514,019	$4,613,174	$106,893,601
Repurchase Agreement, at Value	57,855		—	—	—
Cash	11,731		—	—	—
Foreign Currency, at Value	—		—	4,007	—
Dividend, Interest, and Securities Lending Income Receivable	51		1,871	18,503	301,253
Unrealized Appreciation on Spot Contracts	—		—	—	16
Receivable for Investment Securities Sold	—		—	—	40,084
Prepaid Expenses	—		—	294	—
Due from Broker	—		—	—	1,614
Total Assets	5,024,561		2,515,890	4,635,978	107,236,568
Liabilities:
Obligation to Return Securities Lending Collateral	99,495		—	—	—
Payable due to Investment Adviser	3,150		1,500	3,069	47,146
Overdraft of Foreign Currency	—		—	—	1,822
Cash Overdraft	—		146,565	413,640	61,069
Due to Custodian	—		—	—	33,933
Custodian Fees Payable	—		48	—	12,535
Due to Broker	—		—	—	1,844
Total Liabilities	102,645		148,113	416,709	158,349
Net Assets	$4,921,916		$2,367,777	$4,219,269	$107,078,219
Net Assets Consist of:
Paid-in Capital	$19,720,548		$3,224,966	$12,010,227	$369,092,453
Total Distributable Loss	(14,798,632)		(857,189)	(7,790,958)	(262,014,234)
Net Assets	$4,921,916		$2,367,777	$4,219,269	$107,078,219
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	510,000		200,002	290,001	4,435,644
Net Asset Value, Offering and Redemption Price Per Share	$9.65		$11.84	$14.55	$24.14
*Includes Market Value of Securities on Loan	$94,485		$—	$—	$—

‡
The Outstanding Shares of Beneficial Interest and Net Asset Value, Offering and Redemption Price Per Share were updated to reflect the effect of a 1 for 3 reverse share split on December 19, 2022 (See Note 11 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2022

	Global X DAX Germany ETF	Global X MSCI Portugal ETF		Global X MSCI Colombia ETF		Global X MSCI Argentina ETF
Assets:
Cost of Investments	$45,603,924	$17,918,286		$34,665,781		$42,805,077
Cost of Repurchase Agreement	—	282,262		247,111		1,047,744
Cost of Foreign Currency	(6,110)	158		—		15,294
Investments, at Value	$39,307,262	$15,325,114	*	$21,021,946	*	$27,927,098	*
Repurchase Agreement, at Value	—	282,262		247,111		1,047,744
Foreign Currency, at Value	—	160		—		15,157
Reclaim Receivable	147,270	203,552		—		—
Dividend, Interest, and Securities Lending Income Receivable	—	846		103,328		6,837
Total Assets	39,454,532	15,811,934		21,372,385		28,996,836
Liabilities:
Obligation to Return Securities Lending Collateral	—	485,415		424,964		1,801,840
Overdraft of Foreign Currency	6,042	—		—		—
Payable due to Investment Adviser	5,982	7,562		10,978		12,940
Cash Overdraft	96,667	171,166		77,986		251,744
Custodian Fees Payable	923	1,977		1,104		—
Due to Broker	6,050	—		—		—
Total Liabilities	115,664	666,120		515,032		2,066,524
Net Assets	$39,338,868	$15,145,814		$20,857,353		$26,930,312
Net Assets Consist of:
Paid-in Capital	$50,028,708	$37,057,066		$128,583,138		$72,551,363
Total Distributable Loss	(10,689,840)	(21,911,252)		(107,725,785)		(45,621,051)
Net Assets	$39,338,868	$15,145,814		$20,857,353		$26,930,312
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,730,000	1,620,000		1,059,699		864,975
Net Asset Value, Offering and Redemption Price Per Share	$22.74	$9.35		$19.68		$31.13
*Includes Market Value of Securities on Loan	$—	$464,655		$398,970		$1,771,835

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2022

	Global X MSCI Pakistan ETF	Global X MSCI Nigeria ETF	Global X MSCI Vietnam ETF
Assets:
Cost of Investments	$24,489,755	$47,517,270	$4,314,590
Cost of Foreign Currency	—	2,224,402	3,588
Investments, at Value	$14,701,292	$41,773,937	$2,886,143
Foreign Currency, at Value	—	2,122,645	3,583
Dividend, Interest, and Securities Lending Income Receivable	411,447	3,136	—
Unrealized Appreciation on Spot Contracts	323	—	2
Total Assets	15,113,062	43,899,718	2,889,728
Liabilities:
Payable for Investment Securities Purchased	63,571	—	—
Payable due to Investment Adviser	8,405	721,735	1,590
Cash Overdraft	680,350	4,910,533	100,869
Custodian Fees Payable	13,336	24,453	70
Total Liabilities	765,662	5,656,721	102,529
Net Assets	$14,347,400	$38,242,997	$2,787,199
Net Assets Consist of:
Paid-in Capital	$64,008,854	$71,665,504	$6,128,294
Total Distributable Loss	(49,661,454)	(33,422,507)	(3,341,095)
Net Assets	$14,347,400	$38,242,997	$2,787,199
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	872,293	2,962,135	190,000
Net Asset Value, Offering and Redemption Price Per Share	$16.45	$12.91	$14.67

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2022

	Global X MSCI Next Emerging & Frontier ETF	Global X MSCI Norway ETF	Global X FTSE Southeast Asia ETF
Assets:
Cost of Investments	$20,065,500	$124,718,261	$40,121,812
Cost of Repurchase Agreement	—	—	395,134
Cost of Foreign Currency	70,693	—	27,046
Investments, at Value	$19,489,784	$98,954,521	$38,093,618	*
Repurchase Agreement, at Value	—	—	395,134
Cash	—	—	63,215
Foreign Currency, at Value	65,646	—	27,046
Dividend, Interest, and Securities Lending Income Receivable	20,397	86,964	6,910
Reclaim Receivable	3,665	148,358	—
Unrealized Appreciation on Spot Contracts	—	—	74
Total Assets	19,579,492	99,189,843	38,585,997
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	679,524
Payable due to Investment Adviser	7,952	40,077	20,081
Unrealized Depreciation on Spot Contracts	4	—	—
Payable for Investment Securities Purchased	—	—	25,505
Cash Overdraft	40,667	43,942	—
Custodian Fees Payable	11,935	612	133
Total Liabilities	60,558	84,631	725,243
Net Assets	$19,518,934	$99,105,212	$37,860,754
Net Assets Consist of:
Paid-in Capital	$45,247,034	$173,063,460	$49,251,718
Total Distributable Loss	(25,728,100)	(73,958,248)	(11,390,964)
Net Assets	$19,518,934	$99,105,212	$37,860,754
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,080,000	4,056,111	2,700,000
Net Asset Value, Offering and Redemption Price Per Share	$18.07	$24.43	$14.02
*Includes Market Value of Securities on Loan	$—	$—	$643,778

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2022

	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI China Industrials ETF	Global X MSCI China Consumer Discretionary ETF
Investment Income:
Dividend Income	$403,472	$145,120	$230,139	$3,358,546
Interest Income	231	31	159	7,382
Security Lending Income	—	—	—	146,885
Less: Foreign Taxes Withheld	(38,490)	(10,781)	(10,284)	(130,933)
Total Investment Income	365,213	134,370	220,014	3,381,880
Supervision and Administration Fees(1)	43,997	36,539	75,330	2,448,391
Custodian Fees(2)	864	206	397	949
Total Expenses	44,861	36,745	75,727	2,449,340
Net Investment Income	320,352	97,625	144,287	932,540
Net Realized Gain (Loss) on:
Investments(3)	1,383,476	(213,037)	(3,253,368)	(67,214,838)
Foreign Currency Transactions	(2,293)	(1,943)	(14,264)	576
Net Realized Gain (Loss)	1,381,183	(214,980)	(3,267,632)	(67,214,262)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,326,525)	(2,138,143)	(2,360,372)	(207,659,019)
Foreign Currency Translations	146	(29)	(4)	(116)
Net Change in Unrealized Appreciation (Depreciation)	(1,326,379)	(2,138,172)	(2,360,376)	(207,659,135)
Net Realized and Unrealized Gain (Loss)	54,804	(2,353,152)	(5,628,008)	(274,873,397)
Net Increase (Decrease) in Net Assets Resulting from Operations	$375,156	$(2,255,527)	$(5,483,721)	$(273,940,857)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2022

	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF	Global X MSCI China Financials ETF	Global X MSCI China Information Technology ETF
Investment Income:
Dividend Income	$374,649	$128,057	$2,377,605	$263,943
Interest Income	—	—	454	—
Security Lending Income	—	—	—	2,977
Less: Foreign Taxes Withheld	(16,601)	(7,325)	(224,258)	(8,277)
Total Investment Income	358,048	120,732	2,153,801	258,643
Supervision and Administration Fees(1)	98,056	76,875	400,660	145,532
Custodian Fees(2)	172	58	4,086	119
Total Expenses	98,228	76,933	404,746	145,651
Net Investment Income	259,820	43,799	1,749,055	112,992
Net Realized Gain (Loss) on:
Investments(3)	(641,357)	(2,773,473)	(12,940,280)	(3,909,232)
Foreign Currency Transactions	(3,571)	(232)	(11,283)	154
Net Realized Gain (Loss)	(644,928)	(2,773,705)	(12,951,563)	(3,909,078)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,093,366)	(4,712,814)	(11,700,389)	(11,042,399)
Foreign Currency Translations	(14)	(2)	(18)	—
Net Change in Unrealized Appreciation (Depreciation)	(5,093,380)	(4,712,816)	(11,700,407)	(11,042,399)
Net Realized and Unrealized Gain (Loss)	(5,738,308)	(7,486,521)	(24,651,970)	(14,951,477)
Net Decrease in Net Assets Resulting from Operations	$(5,478,488)	$(7,442,722)	$(22,902,915)	$(14,838,485)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2022

	Global X MSCI China Communication Services ETF	Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI Greece ETF
Investment Income:
Dividend Income	$172,369	$70,097	$329,045	$4,255,227
Interest Income	77	27	298	1,002
Security Lending Income	700	—	—	3,323
Less: Foreign Taxes Withheld	(8,262)	(3,065)	(11,234)	(161,973)
Total Investment Income	164,884	67,059	318,109	4,097,579
Supervision and Administration Fees(1)	59,401	13,308	46,218	663,875
Custodian Fees(2)	56	147	885	20,267
Total Expenses	59,457	13,455	47,103	684,142
Net Investment Income	105,427	53,604	271,006	3,413,437
Net Realized Gain (Loss) on:
Investments(3)	(1,971,283)	66,391	(3,013,888)	4,378,476
Foreign Currency Transactions	(470)	770	(474)	(31,698)
Net Realized Gain (Loss)	(1,971,753)	67,161	(3,014,362)	4,346,778
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,936,947)	(1,309,979)	(2,950,499)	(24,625,079)
Foreign Currency Translations	—	(1)	(7)	3,346
Net Change in Unrealized Appreciation (Depreciation)	(3,936,947)	(1,309,980)	(2,950,506)	(24,621,733)
Net Realized and Unrealized Gain (Loss)	(5,908,700)	(1,242,819)	(5,964,868)	(20,274,955)
Net Decrease in Net Assets Resulting from Operations	$(5,803,273)	$(1,189,215)	$(5,693,862)	$(16,861,518)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

.

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2022

	Global X DAX Germany ETF	Global X MSCI Portugal ETF	Global X MSCI Colombia ETF	Global X MSCI Argentina ETF
Investment Income:
Dividend Income	$1,367,716	$369,922	$3,003,031	$1,006,677
Interest Income	—	58	192	186
Security Lending Income	—	13,496	12,754	32,173
Reclaim Income	104,911	34,835	—	—
Less: Foreign Taxes Withheld	(237,150)	(88,169)	(158,740)	(113,406)
Total Investment Income	1,235,477	330,142	2,857,237	925,630
Supervision and Administration Fees(1)	66,212	61,424	201,989	175,705
Custodian Fees(2)	3,377	6,831	4,541	289
Total Expenses	69,589	68,255	206,530	175,994
Net Investment Income	1,165,888	261,887	2,650,707	749,636
Net Realized Gain (Loss) on:
Investments(3)	1,218,901	(3,341,560)	(2,997,111)	(5,418,378)
Foreign Currency Transactions	(7,240)	(1,001)	(53,506)	(17,155)
Net Realized Gain (Loss)	1,211,661	(3,342,561)	(3,050,617)	(5,435,533)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(11,857,413)	144,598	(9,362,425)	2,074,605
Foreign Currency Translations	(16,806)	(31,302)	(3,734)	(140)
Net Change in Unrealized Appreciation (Depreciation)	(11,874,219)	113,296	(9,366,159)	2,074,465
Net Realized and Unrealized Gain (Loss)	(10,662,558)	(3,229,265)	(12,416,776)	(3,361,068)
Net Decrease in Net Assets Resulting from Operations	$(9,496,670)	$(2,967,378)	$(9,766,069)	$(2,611,432)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2022

	Global X MSCI Pakistan ETF	Global X MSCI Nigeria ETF	Global X MSCI Vietnam ETF(1)
Investment Income:
Dividend Income	$1,789,794	$3,208,610	$85,679
Interest Income	183	5,944	6
Less: Foreign Taxes Withheld	(251,658)	(246,289)	—
Total Investment Income	1,538,319	2,968,265	85,685
Supervision and Administration Fees(2)	123,776	297,850	26,577
Custodian Fees(3)	21,734	63,584	221
Total Expenses	145,510	361,434	26,798
Net Investment Income	1,392,809	2,606,831	58,887
Net Realized Gain (Loss) on:
Investments(4)	(2,485,741)	(76,151)	(1,926,234)
Forward Foreign Currency Contracts	—	(263,677)	—
Foreign Currency Transactions	(159,044)	(521,981)	(29,321)
Net Realized Gain (Loss)	(2,644,785)	(861,809)	(1,955,555)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,842,735)	(8,047,464)	(1,428,447)
Foreign Currency Translations	(6,754)	119,227	(3)
Net Change in Unrealized Appreciation (Depreciation)	(5,849,489)	(7,928,237)	(1,428,450)
Net Realized and Unrealized Gain (Loss)	(8,494,274)	(8,790,046)	(3,384,005)
Net Decrease in Net Assets Resulting from Operations	$(7,101,465)	$(6,183,215)	$(3,325,118)

(1)	The Fund commenced operations on December 7, 2021.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2022

	Global X MSCI Next Emerging & Frontier ETF	Global X MSCI Norway ETF	Global X FTSE Southeast Asia ETF
Investment Income:
Dividend Income	$689,383	$4,983,806	$1,347,927
Interest Income	71	691	224
Security Lending Income	—	—	757
Reclaim Income	—	391,131	—
Less: Foreign Taxes Withheld	(62,631)	(1,106,435)	(81,749)
Total Investment Income	626,823	4,269,193	1,267,159
Supervision and Administration Fees(1)	101,497	506,046	248,178
Custodian Fees(2)	11,781	2,639	674
Total Expenses	113,278	508,685	248,852
Net Investment Income	513,545	3,760,508	1,018,307
Net Realized Gain (Loss) on:
Investments(3)	(394,701)	(1,871,952)	(919,791)
Foreign Currency Transactions	(18,226)	(68,855)	(17,166)
Net Realized Gain (Loss)	(412,927)	(1,940,807)	(936,957)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,633,571)	(29,657,682)	(2,036,328)
Foreign Currency Translations	(2,281)	(16,043)	(111)
Net Change in Unrealized Appreciation (Depreciation)	(2,635,852)	(29,673,725)	(2,036,439)
Net Realized and Unrealized Gain (Loss)	(3,048,779)	(31,614,532)	(2,973,396)
Net Decrease in Net Assets Resulting from Operations	$(2,535,234)	$(27,854,024)	$(1,955,089)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Energy ETF		Global X MSCI China Materials ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$320,352	$134,694	$97,625	$79,985
Net Realized Gain (Loss)	1,381,183	(92,471)	(214,980)	(23,187)
Net Change in Unrealized Appreciation (Depreciation)	(1,326,379)	1,094,639	(2,138,172)	587,544
Net Increase (Decrease) in Net Assets Resulting from Operations	375,156	1,136,862	(2,255,527)	644,342
Distributions	(152,497)	(61,017)	(95,929)	(85,767)
Capital Share Transactions:
Issued	16,176,723	2,018,561	7,850,722	4,181,106
Redeemed	(11,911,829)	—	(9,137,160)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	4,264,894	2,018,561	(1,286,438)	4,181,106
Total Increase (Decrease) in Net Assets	4,487,553	3,094,406	(3,637,894)	4,739,681
Net Assets:
Beginning of Year	4,652,014	1,557,608	6,557,610	1,817,929
End of Year	$9,139,567	$4,652,014	$2,919,716	$6,557,610
Share Transactions:
Issued	1,200,000	190,000	320,000	160,000
Redeemed	(920,000)	—	(380,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	280,000	190,000	(60,000)	160,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Industrials ETF		Global X MSCI China Consumer Discretionary ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$144,287	$39,484	$932,540	$(33,596)
Net Realized Gain (Loss)	(3,267,632)	110,632	(67,214,262)	96,720,744
Net Change in Unrealized Appreciation (Depreciation)	(2,360,376)	506,026	(207,659,135)	(172,971,644)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,483,721)	656,142	(273,940,857)	(76,284,496)
Distributions	(68,060)	(44,984)	(925,757)	(380,749)
Capital Share Transactions:
Issued	28,588,729	2,517,246	73,113,390	588,818,607
Redeemed	(21,277,458)	(1,984,822)	(233,534,253)	(255,768,042)
Increase (Decrease) in Net Assets from Capital Share Transactions	7,311,271	532,424	(160,420,863)	333,050,565
Total Increase (Decrease) in Net Assets	1,759,490	1,143,582	(435,287,477)	256,385,320
Net Assets:
Beginning of Year	3,157,733	2,014,151	649,503,028	393,117,708
End of Year	$4,917,223	$3,157,733	$214,215,551	$649,503,028
Share Transactions:
Issued	1,720,000	160,000	3,150,000	16,210,000
Redeemed	(1,460,000)	(120,000)	(10,120,000)	(7,870,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	260,000	40,000	(6,970,000)	8,340,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Consumer Staples ETF		Global X MSCI China Health Care ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$259,820	$167,186	$43,799	$(8,868)
Net Realized Gain (Loss)	(644,928)	878,489	(2,773,705)	1,644,823
Net Change in Unrealized Appreciation (Depreciation)	(5,093,380)	(986,348)	(4,712,816)	(2,513,462)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,478,488)	59,327	(7,442,722)	(877,507)
Distributions	(707,626)	(165,719)	(16,856)	(7,709)
Capital Share Transactions:
Issued	14,177,959	3,451,698	2,063,554	14,751,520
Redeemed	(14,947,194)	(5,194,967)	(3,148,309)	(7,902,991)
Increase (Decrease) in Net Assets from Capital Share Transactions	(769,235)	(1,743,269)	(1,084,755)	6,848,529
Total Increase (Decrease) in Net Assets	(6,955,349)	(1,849,661)	(8,544,333)	5,963,313
Net Assets:
Beginning of Year	15,573,969	17,423,630	16,619,770	10,656,457
End of Year	$8,618,620	$15,573,969	$8,075,437	$16,619,770
Share Transactions:
Issued	630,000	100,000	110,000	500,000
Redeemed	(660,000)	(170,000)	(180,000)	(280,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(30,000)	(70,000)	(70,000)	220,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Financials ETF		Global X MSCI China Information Technology ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$1,749,055	$2,318,915	$112,992	$132,770
Net Realized Gain (Loss)	(12,951,563)	503,715	(3,909,078)	787,182
Net Change in Unrealized Appreciation (Depreciation)	(11,700,407)	(1,299,229)	(11,042,399)	(1,700,916)
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,902,915)	1,523,401	(14,838,485)	(780,964)
Distributions	(1,762,014)	(1,869,196)	(754,839)	(266,120)
Capital Share Transactions:
Issued	78,469,847	27,548,622	4,888,873	16,904,921
Redeemed	(74,994,024)	(26,173,070)	(6,189,174)	(5,876,490)
Increase (Decrease) in Net Assets from Capital Share Transactions	3,475,823	1,375,552	(1,300,301)	11,028,431
Total Increase (Decrease) in Net Assets	(21,189,106)	1,029,757	(16,893,625)	9,981,347
Net Assets:
Beginning of Year	48,756,289	47,726,532	30,813,236	20,831,889
End of Year	$27,567,183	$48,756,289	$13,919,611	$30,813,236
Share Transactions:
Issued	5,340,000	1,720,000	170,000	500,000
Redeemed	(5,900,000)	(1,690,000)	(290,000)	(190,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(560,000)	30,000	(120,000)	310,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Communication Services ETF		Global X MSCI China Utilities ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$105,427	$34,943	$53,604	$69,303
Net Realized Gain (Loss)	(1,971,753)	(1,732,970)	67,161	70,662
Net Change in Unrealized Appreciation (Depreciation)	(3,936,947)	(1,335,467)	(1,309,980)	505,954
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,803,273)	(3,033,494)	(1,189,215)	645,919
Distributions	(91,893)	(201,302)	(80,857)	(63,139)
Return of Capital	—	(30,513)	—	—
Capital Share Transactions:
Issued	—	—	1,868,732	—
Redeemed	(1,520,074)	(1,381,816)	(183,465)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,520,074)	(1,381,816)	1,685,267	—
Total Increase (Decrease) in Net Assets	(7,415,240)	(4,647,125)	415,195	582,780
Net Assets:
Beginning of Year	12,337,156	16,984,281	1,952,582	1,369,802
End of Year	$4,921,916	$12,337,156	$2,367,777	$1,952,582
Share Transactions:
Issued	—	—	110,000	—
Redeemed	(90,000)	(50,000)	(10,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(90,000)	(50,000)	100,000	—

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Real Estate ETF‡		Global X MSCI Greece ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$271,006	$216,343	$3,413,437	$2,748,557
Net Realized Gain (Loss)	(3,014,362)	(344,770)	4,346,778	(22,332,006)
Net Change in Unrealized Appreciation (Depreciation)	(2,950,506)	(935,733)	(24,621,733)	85,495,557
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,693,862)	(1,064,160)	(16,861,518)	65,912,108
Distributions	(205,698)	(311,838)	(2,877,578)	(3,402,946)
Capital Share Transactions:
Issued	8,122,602	626,443	11,142,137	10,058,149
Redeemed	(2,408,522)	(2,126,313)	(36,152,985)	(29,754,751)
Increase (Decrease) in Net Assets from Capital Share Transactions	5,714,080	(1,499,870)	(25,010,848)	(19,696,602)
Total Increase (Decrease) in Net Assets	(185,480)	(2,875,868)	(44,749,944)	42,812,560
Net Assets:
Beginning of Year	4,404,749	7,280,617	151,828,163	109,015,603
End of Year	$4,219,269	$4,404,749	$107,078,219	$151,828,163
Share Transactions:
Issued	270,000	16,667	400,000	410,000
Redeemed	(103,333)	(43,333)	(1,390,000)	(1,150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	166,667	(26,666)	(990,000)	(740,000)

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022 (See Note 11 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X DAX Germany ETF		Global X MSCI Portugal ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$1,165,888	$729,263	$261,887	$499,075
Net Realized Gain (Loss)	1,211,661	(1,315,725)	(3,342,561)	(1,224,498)
Net Change in Unrealized Appreciation (Depreciation)	(11,874,219)	9,284,357	113,296	5,936,190
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,496,670)	8,697,895	(2,967,378)	5,210,767
Distributions	(1,178,656)	(1,062,843)	(300,309)	(509,812)
Capital Share Transactions:
Issued	21,895,926	12,449,491	12,259,897	—
Redeemed	(15,914,235)	—	(4,851,384)	(6,865,055)
Increase (Decrease) in Net Assets from Capital Share Transactions	5,981,691	12,449,491	7,408,513	(6,865,055)
Total Increase (Decrease) in Net Assets	(4,693,635)	20,084,543	4,140,826	(2,164,100)
Net Assets:
Beginning of Year	44,032,503	23,947,960	11,004,988	13,169,088
End of Year	$39,338,868	$44,032,503	$15,145,814	$11,004,988
Share Transactions:
Issued	960,000	390,000	1,190,000	—
Redeemed	(570,000)	—	(510,000)	(610,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	390,000	390,000	680,000	(610,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X MSCI Argentina ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$2,650,707	$908,881	$749,636	$367,527
Net Realized Gain (Loss)	(3,050,617)	(2,294,198)	(5,435,533)	5,051,501
Net Change in Unrealized Appreciation (Depreciation)	(9,366,159)	13,372,523	2,074,465	8,391,450
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,766,069)	11,987,206	(2,611,432)	13,810,478
Distributions	(2,097,252)	(1,240,682)	(647,649)	(163,672)
Capital Share Transactions:
Issued	5,767,466	—	2,904,673	7,640,472
Redeemed	(14,877,594)	(3,096,228)	(7,525,318)	(24,897,995)
Decrease in Net Assets from Capital Share Transactions	(9,110,128)	(3,096,228)	(4,620,645)	(17,257,523)
Total Increase (Decrease) in Net Assets	(20,973,449)	7,650,296	(7,879,726)	(3,610,717)
Net Assets:
Beginning of Year	41,830,802	34,180,506	34,810,038	38,420,755
End of Year	$20,857,353	$41,830,802	$26,930,312	$34,810,038
Share Transactions:
Issued	200,000	—	80,000	250,000
Redeemed	(500,000)	(110,000)	(270,000)	(820,000)
Net Decrease in Shares Outstanding from Share Transactions	(300,000)	(110,000)	(190,000)	(570,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Pakistan ETF		Global X MSCI Nigeria ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$1,392,809	$2,127,510	$2,606,831	$2,165,472
Net Realized Gain (Loss)	(2,644,785)	1,227,822	(861,809)	149,837
Net Change in Unrealized Appreciation (Depreciation)	(5,849,489)	(2,514,010)	(7,928,237)	4,351,171
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,101,465)	841,322	(6,183,215)	6,666,480
Distributions	(1,339,067)	(1,563,198)	(2,165,774)	(2,273,637)
Capital Share Transactions:
Issued	—	7,796,942	—	—
Redeemed	(1,179,537)	(17,662,995)	—	—
Decrease in Net Assets from Capital Share Transactions	(1,179,537)	(9,866,053)	—	—
Total Increase (Decrease) in Net Assets	(9,620,069)	(10,587,929)	(8,348,989)	4,392,843
Net Assets:
Beginning of Year	23,967,469	34,555,398	46,591,986	42,199,143
End of Year	$14,347,400	$23,967,469	$38,242,997	$46,591,986
Share Transactions:
Issued	—	250,000	—	—
Redeemed	(50,000)	(590,000)	—	—
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	(340,000)	—	—

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Vietnam ETF	Global X MSCI Next Emerging & Frontier ETF
	Period Ended October 31, 2022(1)	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$58,887	$513,545	$438,105
Net Realized Gain (Loss)	(1,955,555)	(412,927)	270,765
Net Change in Unrealized Appreciation (Depreciation)	(1,428,450)	(2,635,852)	3,879,134
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,325,118)	(2,535,234)	4,588,004
Distributions	(15,977)	(507,163)	(448,516)
Capital Share Transactions:
Issued	10,227,557	933,599	3,497,177
Redeemed	(4,099,263)	—	—
Increase in Net Assets from Capital Share Transactions	6,128,294	933,599	3,497,177
Total Increase (Decrease) in Net Assets	2,787,199	(2,108,798)	7,636,665
Net Assets:
Beginning of Year/Period	—	21,627,732	13,991,067
End of Year/Period	$2,787,199	$19,518,934	$21,627,732
Share Transactions:
Issued	410,000	50,000	180,000
Redeemed	(220,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	190,000	50,000	180,000

(1)	The Fund commenced operations on December 7, 2021.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Norway ETF		Global X FTSE Southeast Asia ETF
	Year Ended October 31, 2022	Year Ended October 31, 2021‡	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment Income	$3,760,508	$1,350,068	$1,018,307	$1,396,343
Net Realized Gain (Loss)	(1,940,807)	94,788	(936,957)	(553,468)
Net Change in Unrealized Appreciation (Depreciation)	(29,673,725)	18,083,257	(2,036,439)	6,420,014
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,854,024)	19,528,113	(1,955,089)	7,262,889
Distributions	(2,606,650)	(1,549,127)	(1,542,635)	(630,414)
Return of Capital	—	(28,009)	—	—
Capital Share Transactions:
Issued	57,122,800	19,132,549	10,665,350	13,865,571
Redeemed	(31,492,167)	(9,932,744)	(5,083,072)	(5,703,002)
Merger	—	43,214,538	—	—
Increase in Net Assets from Capital Share Transactions	25,630,633	52,414,343	5,582,278	8,162,569
Total Increase (Decrease) in Net Assets	(4,830,041)	70,365,320	2,084,554	14,795,044
Net Assets:
Beginning of Year	103,935,253	33,569,933	35,776,200	20,981,156
End of Year	$99,105,212	$103,935,253	$37,860,754	$35,776,200
Share Transactions:
Issued	1,900,000	605,315	700,000	970,000
Redeemed	(1,090,860)	(376,536)	(370,000)	(400,000)
Merger(1)	—	1,350,000	—	—
Net Increase in Shares Outstanding from Share Transactions	809,140	1,578,779	330,000	570,000

‡
On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF. As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, the financial information for the Combined Fund for periods prior to the date of the Reorganization represent the performance of the Acquired Fund (See Note 10 in Notes to Financial Statements).

(1)	See Note 10 in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI China Energy ETF
2022	11.93	0.65	1.34	1.99	(0.28)	—	—
2021	7.79	0.48	3.93	4.41	(0.27)	—	—
2020	10.43	0.44	(2.66)	(2.22)	(0.42)	—	—
2019	11.82	0.30	(1.12)	(0.82)	(0.57)	—	—
2018	11.69	0.49	0.05	0.54	(0.41)	—	—
Global X MSCI China Materials ETF
2022	25.22	0.38	(10.60)	(10.22)	(0.40)	—	—
2021	18.18	0.43	7.12	7.55	(0.51)	—	—
2020	14.50	0.32	3.93	4.25	(0.57)	—	—
2019	15.97	0.52	(0.99)	(0.47)	(1.00)	—	—
2018	21.59	0.46	(5.84)	(5.38)	(0.24)	—	—
Global X MSCI China Industrials ETF
2022	16.62	0.19	(5.75)	(5.56)	(0.13)	—	—
2021	13.43	0.21	3.27	3.48	(0.29)	—	—
2020	12.92	0.23	0.49	0.72	(0.21)	—	—
2019	13.59	0.27	(0.49)	(0.22)	(0.45)	—	—
2018	16.06	0.29	(2.41)	(2.12)	(0.35)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††
(0.28)	13.64	16.86	9,140	0.66	4.73	106.55
(0.27)	11.93	57.88	4,652	0.67	4.74	51.48
(0.42)	7.79	(22.05)	1,558	0.66	5.02	34.18
(0.57)	10.43	(7.04)	1,564	0.66	2.67	109.41
(0.41)	11.82	4.77	2,955	0.65	4.00	14.60

(0.40)	14.60	(41.03)	2,920	0.65	1.74	101.99
(0.51)	25.22	41.80	6,558	0.66	1.70	26.64
(0.57)	18.18	29.88	1,818	0.66	1.95	36.02
(1.00)	14.50	(3.13)	2,175	0.66	3.30	65.67
(0.24)	15.97	(25.20)	2,395	0.66	2.27	26.95

(0.13)	10.93	(33.68)	4,917	0.65	1.25	105.23
(0.29)	16.62	26.08	3,158	0.66	1.28	66.09
(0.21)	13.43	5.57	2,014	0.66	1.71	19.54
(0.45)	12.92	(1.66)	1,938	0.66	1.99	80.17
(0.35)	13.59	(13.44)	2,038	0.66	1.92	18.28

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI China Consumer Discretionary ETF
2022	29.94	0.06	(15.39)	(15.33)	(0.06)	—	—
2021	29.45	—	0.51 ^	0.51	(0.02)	—	—
2020	17.68	0.04	11.89	11.93	(0.16)	—	—
2019	13.57	0.16	4.35	4.51	(0.40)	—	—
2018	17.44	0.20	(3.95)	(3.75)	(0.12)	—	—
Global X MSCI China Consumer Staples ETF
2022	29.38	0.42	(11.23)	(10.81)	(0.30)	(1.03)	—
2021	29.04	0.26	0.34 ^	0.60	(0.21)	(0.05)	—
2020	21.08	0.31	8.41	8.72	(0.25)	(0.51)	—
2019(1)	15.00	0.28	5.93	6.21	(0.13)	—	—
Global X MSCI China Health Care ETF
2022	24.81	0.07	(11.40)	(11.33)	(0.02)	—	—
2021	23.68	(0.01)	1.16 ^	1.15	(0.02)	—	—
2020	17.70	0.03	6.06	6.09	(0.04)	(0.07)	—
2019(1)	15.00	0.09	2.64	2.73	(0.03)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	The Fund commenced operations on December 7, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
(0.06)	14.55	(51.28)	214,216	0.65		0.25		22.64
(0.02)	29.94	1.73	649,503	0.65		—		34.56
(0.16)	29.45	67.98	393,118	0.65		0.21		32.56
(0.40)	17.68	34.20	156,486	0.65		1.03		83.41
(0.12)	13.57	(21.70)	120,102	0.65		1.11		17.92

(1.33)	17.24	(38.53)	8,619	0.65		1.72		65.46
(0.26)	29.38	1.97	15,574	0.65		0.82		35.56
(0.76)	29.04	42.48	17,424	0.65		1.21		44.54
(0.13)	21.08	41.48	2,109	0.67	†	1.66	†	29.25

(0.02)	13.46	(45.67)	8,075	0.65		0.37		20.49
(0.02)	24.81	4.84	16,620	0.65		(0.05)		29.41
(0.11)	23.68	34.62	10,656	0.65		0.16		31.60
(0.03)	17.70	18.22	2,655	0.66	†	0.60	†	12.20

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI China Financials ETF
2022	14.42	0.39	(4.62)	(4.23)	(0.41)	—	—
2021	14.25	0.62	0.07 ^	0.69	(0.52)	—	—
2020	15.83	0.41	(1.50)	(1.09)	(0.49)	—	—
2019	15.39	0.67	0.65	1.32	(0.88)	—	—
2018	17.63	0.48	(2.38)	(1.90)	(0.34)	—	—
Global X MSCI China Information Technology ETF
2022	29.07	0.11	(13.73)	(13.62)	(0.09)	(0.55)	—
2021	27.78	0.12	1.46 ^	1.58	(0.12)	(0.17)	—
2020	17.92	0.09	10.03	10.12	(0.10)	(0.16)	—
2019(1)	15.00	0.19	2.81	3.00	(0.08)	—	—
Global X MSCI China Communication Services ETF
2022	20.56	0.19	(10.92)	(10.73)	(0.18)	—	—
2021	26.13	0.06	(5.27)	(5.21)	(0.31)	—	(0.05)
2020	22.18	0.16	3.96	4.12	(0.17)	—	—
2019	22.40	0.09	(0.21)	(0.12)	(0.10)	—	—
2018	29.24	0.07	(6.23)	(6.16)	(0.68)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	The Fund commenced operations on December 7, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
(0.41)	9.78	(30.18)	27,567	0.66		2.84		37.97
(0.52)	14.42	4.65	48,756	0.65		4.00		21.42
(0.49)	14.25	(7.24)	47,727	0.65		2.72		21.72
(0.88)	15.83	8.95	60,160	0.66		4.11		54.17
(0.34)	15.39	(11.04)	30,784	0.66		2.67		15.09

(0.64)	14.81	(47.82)	13,920	0.65		0.50		32.20
(0.29)	29.07	5.58	30,813	0.65		0.39		52.48
(0.26)	27.78	57.01	20,832	0.65		0.37		29.01
(0.08)	17.92	20.06	1,792	0.66	†	1.29	†	36.75

(0.18)	9.65	(52.56)	4,922	0.65		1.15		30.28
(0.36)	20.56	(20.27)	12,337	0.65		0.22		65.54
(0.17)	26.13	18.61	16,984	0.65		0.67		27.78
(0.10)	22.18	(0.54)	21,071	0.66		0.39		114.67
(0.68)	22.40	(21.70)	24,645	0.65		0.24		33.79

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI China Utilities ETF
2022	19.53	0.43	(7.22)	(6.79)	(0.45)	(0.45)	—
2021	13.70	0.69	5.77	6.46	(0.63)	—	—
2020	15.81	0.39	(2.09)	(1.70)	(0.35)	(0.06)	—
2019(1)	15.00	0.33	0.60	0.93	(0.12)	—	—
Global X MSCI China Real Estate ETF
2022(2)	35.70	1.05	(21.23)	(20.18)	(0.97)	—	—
2021(2)	48.54	1.77	(12.27)	(10.50)	(2.34)	—	—
2020(2)	51.69	2.43	(3.51)	(1.08)	(2.07)	—	—
2019(1)(2)	45.00	2.01	5.46	7.47	(0.78)	—	—
Global X MSCI Greece ETF
2022	27.98	0.73	(3.94)	(3.21)	(0.63)	—	—
2021	17.68	0.47	10.36	10.83	(0.53)	—	—
2020(3)	29.91	0.66	(12.20)	(11.54)	(0.69)	—	—
2019(3)	23.04	0.63	6.87	7.50	(0.63)	—	—
2018(3)	27.90	0.57	(4.77)	(4.20)	(0.66)	—	—
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on December 7, 2018.
(2)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022 (See Note 11 in the Notes to Financial Statements.
(3)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020. (See Note 9 in the Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
(0.90)	11.84	(36.59)	2,368	0.66		2.62		38.78
(0.63)	19.53	48.14	1,953	0.67		4.11		44.06
(0.41)	13.70	(10.92)	1,370	0.66		2.78		37.12
(0.12)	15.81	6.24	1,581	0.66	†	2.42	†	28.26

(0.97)	14.55	(57.96)	4,219	0.66		3.81		45.91
(2.34)	35.70	(22.77)	4,405	0.66		3.80		38.66
(2.07)	48.54	(2.55)	7,281	0.66		4.73		25.75
(0.78)	51.69	16.56	1,723	0.65	†	4.44	†	14.00

(0.63)	24.14	(11.63)	107,078	0.57		2.83		24.34
(0.53)	27.98	61.52	151,828	0.56		1.76		38.42
(0.69)	17.68	(39.39)	109,016	0.58		2.81		28.48
(0.63)	29.91	33.57	338,840	0.57		2.43		12.67
(0.66)	23.04	(15.63)	257,901	0.59		1.98		16.38

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X DAX Germany ETF(1)
2022	32.86	0.95	(10.13)	(9.18)	(0.94)	—	—
2021	25.21	0.62	7.95	8.57	(0.92)	—	—
2020	27.28	0.87	(2.64)	(1.77)	(0.30)	—	—
2019(2)	25.92	0.67	1.82	2.49	(1.11)	—	(0.02)
2018(2)	31.25	0.77	(5.75)‡	(4.98)	(0.35)	—	—
Global X MSCI Portugal ETF
2022	11.71	0.24	(2.25)	(2.01)	(0.35)	—	—
2021	8.50	0.36	3.22	3.58	(0.37)	—	—
2020	10.71	0.23	(2.16)	(1.93)	(0.28)	—	—
2019	11.24	0.36	(0.11)	0.25	(0.78)	—	—
2018	12.49	0.36	(1.25)	(0.89)	(0.36)	—	—
Global X MSCI Colombia ETF
2022	30.76	2.26	(11.49)	(9.23)	(1.85)	—	—
2021	23.26	0.64	7.73	8.37	(0.87)	—	—
2020(3)	38.16	1.14	(15.00)	(13.86)	(1.04)	—	—
2019(3)	34.72	1.04	3.96	5.00	(1.56)	—	—
2018(3)	38.24	0.84	(3.64)	(2.80)	(0.72)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Includes a $0.10 gain per share derived from a payment from the prior administrator of the Predecessor Fund
#	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.68% for the year ended October 31, 2018.
@	Before payment from the prior administrator of the Predecessor Fund for the loss resulting from an error, the total return for the period would have been (16.37%).
+
Effective March 1, 2021, the Fund’s management fees were permanently lowered to 0.20%. Prior to March 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.27%, 0.45% and 0.46% for the years ended October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

(1)	The financial statements include the financial information of the Predecessor Fund through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(2)
As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund (See Note 1 in Notes to Financial Statements).

(3)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020 (See Note 9 in the Notes to Financial Statements)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††
(0.94)	22.74	(28.29)	39,339	0.21		3.52	10.74
(0.92)	32.86	34.06	44,033	0.20	+	1.90	24.22
(0.30)	25.21	(6.53)	23,948	0.20	+	3.30	10.93
(1.13)	27.28	9.98	16,370	0.21	+	2.65	15.36
(0.35)	25.92	(16.05)@	16,851	0.20		2.57	7.00

(0.35)	9.35	(17.55)	15,146	0.61		2.34	40.76
(0.37)	11.71	42.30	11,005	0.58		3.26	53.05
(0.28)	8.50	(18.37)	13,169	0.58		2.34	25.19
(0.78)	10.71	2.72	22,487	0.58		3.41	20.74
(0.36)	11.24	(7.26)	25,295	0.57		2.91	21.05

(1.85)	19.68	(31.39)	20,857	0.62		8.01	50.35
(0.87)	30.76	35.98	41,831	0.61		2.21	16.08
(1.04)	23.26	(36.91)	34,181	0.62		3.91	20.85
(1.56)	38.16	15.05	72,282	0.62		2.81	18.05
(0.72)	34.72	(7.55)	82,282	0.62	#	2.01	39.15

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Argentina ETF
2022	33.00	0.77	(1.99)	(1.22)	(0.65)	—	—
2021	23.64	0.26	9.21	9.47	(0.11)	—	—
2020	21.83	0.06	1.83	1.89	(0.08)	—	—
2019	25.36	0.29	(3.26)	(2.97)	(0.56)	—	—
2018	32.05	0.35	(6.87)	(6.52)	(0.17)	—	—
Global X MSCI Pakistan ETF
2022	25.99	1.58	(9.63)	(8.05)	(1.49)	—	—
2021	27.38	1.93	(1.77)	0.16	(1.55)	—	—
2020(1)	26.32	0.68	1.17	1.85	(0.79)	—	—
2019(1)	41.04	1.52	(13.88)	(12.36)	(2.36)	—	—
2018(1)	54.24	1.88	(10.72)	(8.84)	(1.76)	(2.60)	—
Global X MSCI Nigeria ETF
2022	15.73	0.88	(2.97)	(2.09)	(0.73)	—	—
2021	14.25	0.73	1.52	2.25	(0.77)	—	—
2020	12.23	0.80	1.30	2.10	(0.08)	—	—
2019	17.98	0.87	(4.96)	(4.09)	(1.66)	—	—
2018	21.43	0.73	(3.76)	(3.03)	(0.42)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.66% for the year ended October 31, 2018.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020 (See Note 9 in the Notes to Financial Statements)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††
(0.65)	31.13	(3.42)	26,930	0.59		2.52	44.70
(0.11)	33.00	40.09	34,810	0.59		0.85	31.35
(0.08)	23.64	8.61	38,421	0.60		0.25	49.17
(0.56)	21.83	(12.08)	59,482	0.60		1.08	28.88
(0.17)	25.36	(20.48)	89,391	0.60	‡	1.07	34.46

(1.49)	16.45	(32.01)	14,347	0.80		7.65	28.59
(1.55)	25.99	0.02	23,967	0.76		6.59	41.83
(0.79)	27.38	6.99	34,555	0.90		2.44	52.38
(2.36)	26.32	(30.73)	41,804	0.88		5.14	19.09
(4.36)	41.04	(17.53)	40,024	0.87		3.84	44.05

(0.73)	12.91	(13.69)	38,243	0.83		5.95	1.95
(0.77)	15.73	16.11	46,592	0.91		5.02	5.79
(0.08)	14.25	17.25	42,199	0.89		6.81	18.79
(1.66)	12.23	(24.55)	32,561	0.89		5.70	45.62
(0.42)	17.98	(14.46)	40,675	0.88		3.29	62.52

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Vietnam ETF
2022(1)	25.64	0.22	(11.12)	(10.90)	(0.07)	—	—
Global X MSCI Next Emerging & Frontier ETF
2022	21.00	0.49	(2.93)	(2.44)	(0.49)	—	—
2021	16.46	0.46	4.56	5.02	(0.48)	—	—
2020	20.09	0.41	(3.55)	(3.14)	(0.49)	—	—
2019	20.22	0.55	0.31	0.86	(0.99)	—	—
2018	23.28	0.59	(3.24)	(2.65)	(0.41)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on December 7, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
(0.07)	14.67	(42.60)	2,787	0.50	†	1.12	†	78.28

(0.49)	18.07	(11.75)	19,519	0.55		2.48		20.09
(0.48)	21.00	30.74	21,628	0.63		2.31		28.62
(0.49)	16.46	(15.85)	13,991	0.70		2.36		31.66
(0.99)	20.09	4.29	18,077	0.66		2.66		78.67
(0.41)	20.22	(11.66)	13,145	0.55		2.54		14.62

.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Norway ETF(1)
2022	32.01	1.05	(7.93)	(6.88)	(0.70)	—	—
2021	20.12	0.42	11.94	12.36	(0.46)	—	(0.01)
2020(2)	24.52	0.42	(4.38)	(3.96)	(0.44)	—	—
2019(2)	29.31	0.88	(3.78)	(2.90)	(1.89)	—	—
2018(2)	28.32	0.78	1.01	1.79	(0.80)	—	—
Global X FTSE Southeast Asia ETF
2022	15.10	0.39	(0.86)	(0.47)	(0.61)	—	—
2021	11.66	0.62	3.09	3.71	(0.27)	—	—
2020	15.95	0.37	(4.27)	(3.90)	(0.39)	—	—
2019	15.32	0.44	0.91	1.35	(0.72)	—	—
2018	15.91	0.49	(0.81)	(0.32)	(0.27)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)
On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF. As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, performance figures for the Combined Fund for periods prior to the date of the Reorganization represent the performance of the Acquired Fund (See Note 1 in Notes to Financial Statements).

(2)
Per share data for the Acquired Fund has been restated for periods prior to the reorganization to reflect the conversion ratio of 0.4766 in effect on the reorganization date of October 29, 2021 (See Note 1 in Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††
(0.70)	24.43	(21.72)	99,105	0.50	3.72	15.58
(0.47)	32.01	64.44	103,935	0.50	3.09	9.74
(0.44)	20.12	(16.32)	33,570	0.50	1.92	8.38
(1.89)	24.52	(9.77)	78,323	0.50	3.36	9.63
(0.80)	29.31	6.47	163,471	0.50	2.64	9.55

(0.61)	14.02	(3.13)	37,861	0.65	2.67	13.92
(0.27)	15.10	31.94	35,776	0.65	4.27	13.46
(0.39)	11.66	(24.82)	20,981	0.65	2.77	5.98
(0.72)	15.95	8.94	26,323	0.65	2.76	7.01
(0.27)	15.32	(2.15)	17,614	0.65	2.94	11.98

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
October 31, 2022

1. ORGANIZATION

Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2022, the Trust had one hundred and seven portfolios, ninety-seven of which were operational. The financial statements herein and the related notes pertain to the Global X MSCI China Energy ETF, Global X MSCI China Materials ETF, Global X MSCI China Industrials ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Consumer Staples ETF, Global X MSCI China Health Care ETF, Global X MSCI China Financials ETF, Global X MSCI China Information Technology ETF, Global X MSCI China Communication Services ETF, Global X MSCI China Utilities ETF, Global X MSCI China Real Estate ETF, Global X MSCI Greece ETF, Global X DAX Germany ETF, Global X MSCI Portugal ETF, Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Pakistan ETF, Global X MSCI Nigeria ETF, Global X MSCI Vietnam ETF, Global X MSCI Next Emerging & Frontier ETF, Global X MSCI Norway ETF and Global X FTSE Southeast Asia ETF (each a “Fund”, and collectively, the “Funds”). Each Fund (except for the Global X MSCI Next Emerging & Frontier ETF) has elected non-diversified status.

Global X MSCI Vietnam ETF commenced operations on December 7, 2021.

On August 4, 2021, the Board of Trustees (the “Board”) of the Trust unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free reorganization (the “Reorganization”) of the Global X MSCI Norway ETF (the “Acquired Fund”) with and into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”). The Agreement provided for: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of the shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided in the Agreement, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Combined Fund, and the Combined Fund was renamed the Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund. See Note 10 in the Notes to Financial Statements.

On December 24, 2018, the shareholders of the Horizons DAX Germany ETF (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets to the Global X DAX Germany ETF (the “Germany Fund”) and the assumption of certain of the liabilities of

Notes to Financial Statements (Continued)
October 31, 2022

1. ORGANIZATION (continued)

the Predecessor Fund; (b) the issuance of shares of the Germany Fund to the shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was December 24, 2018. The Germany Fund had no operations prior to the Reorganization. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Germany Fund. The financial statements and financial highlights include the financial information of the Predecessor Fund through December 21, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Global X Management LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the "Committee") of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2022. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

As of October 31, 2022, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

		Fair Value
		of Non-cash	Cash
	Repurchase	Collateral	Collateral
	Agreements*	Received(1)	Received	Net Amount(2)
Global X MSCI China Consumer Discretionary
ETF
BNP Paribas	$1,171,822	$1,171,822	$-	$-
Global X MSCI China Communication Services
ETF
BNP Paribas	57,855	57,855	-	-
Global X MSCI Portugal ETF
BNP Paribas	282,262	282,262	-	-
Global X MSCI Colombia ETF
BNP Paribas	247,111	247,111	-	-
Global X MSCI Argentina ETF
BNP Paribas	1,047,744	1,047,744	-	-
Global X FTSE Southeast Asia ETF
BNP Paribas	395,134	395,134	-	-

* Repurchase agreements with an overnight and continuous maturity.
(1) Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period October 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as in income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. Foreign governments and their agencies may enact policies that delay or place limits on repatriation of local currency to U.S. dollars. Market quoted rates for immediate currency settlement may have access or transaction volume restrictions that are insufficient to convert a significant portion of a fund’s local currency denominated assets and liabilities to U.S. dollars. Monetary policies enacted by government agencies

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

in Nigeria, limiting its local currency's repatriation to safeguard U.S. dollar reserves and exchange rates, significantly impacts the ability of the Global X MSCI Nigeria ETF and other Funds to convert local denominated assets and liabilities amounts to U.S. dollars using quoted immediate currency settlement rates. As of October 31, 2022, assets and liabilities denominated in Nigerian Naira are translated using the Nigerian Autonomous Foreign Exchange Rate Fixing (“NAFEX”) rate. The use of an alternative exchange rate would impact the effect of currency translation and the results of operations.

The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FOREIGN CURRENCY CONTRACTS - To the extent consistent with its investment policies, each Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. No Fund, however, expects to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of Fund's assets that are denominated in a foreign currency. A Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. A Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S dollars. The net realized gain or loss on forward foreign currency contracts is reflected in the Statements of Operations and the net unrealized gains (losses) are included as component of the net change in unrealized appreciation (depreciation) on forward foreign currency contracts in the Statements of Operations. As of October 31, 2022, there were no foreign currency exchange contracts and foreign currency futures contracts held by the Funds.

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended October 31, 2022, the average balances of forward foreign currency exchange contracts for Global X MSCI Nigeria ETF were as follows:

Average Monthly Notional Balance Short	$1,305,616

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

Notes to Financial Statements (Continued)
October 31, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

			Value at
	Creation Unit	Creation	October	Redemption
	Shares	Fee	31, 2022	Fee
Global X MSCI China Energy ETF	10,000	$800	$136,400	$800
Global X MSCI China Materials ETF	10,000	1,500	146,000	1,500
Global X MSCI China Industrials ETF	10,000	2,100	109,300	2,100
Global X MSCI China Consumer Discretionary
ETF	10,000	3,500	145,500	3,500
Global X MSCI China Consumer Staples ETF	10,000	1,300	172,400	1,300
Global X MSCI China Health Care ETF	10,000	1,400	134,600	1,400
Global X MSCI China Financials ETF	10,000	4,500	97,800	4,500
Global X MSCI China Information Technology	10,000	1,900	148,100	1,900
ETF
Global X MSCI China Communication Services	10,000	800	96,500	800
ETF
Global X MSCI China Utilities ETF	10,000	1,000	118,400	1,000
Global X MSCI China Real Estate ETF	10,000	1,200	145,500	1,200
Global X MSCI Greece ETF	10,000	500	241,400	500
Global X DAX Germany ETF	10,000	500	227,400	500
Global X MSCI Portugal ETF	10,000	700	93,500	700
Global X MSCI Colombia ETF	10,000	1,500	196,800	1,500
Global X MSCI Argentina ETF	10,000	500	311,300	500
Global X MSCI Pakistan ETF	10,000	2,800	164,500	2,800
Global X MSCI Nigeria ETF	10,000	2,000	129,100	2,000
Global X MSCI Vietnam ETF	10,000	1,000	146,700	1,000
Global X MSCI Next Emerging & Frontier ETF	10,000	9,500	180,700	9,500
Global X MSCI Norway ETF	10,000	1,200	244,300	1,200
Global X FTSE Southeast Asia ETF	10,000	2,100	140,200	2,100

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

Notes to Financial Statements (Continued)
October 31, 2022

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the "Supervision and Administration Agreement"), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses).

Notes to Financial Statements (Continued)
October 31, 2022

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and
Administration Fee
Global X MSCI China Energy ETF	0.65%
Global X MSCI China Materials ETF	0.65%
Global X MSCI China Industrials ETF	0.65%
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI China Consumer Staples ETF	0.65%
Global X MSCI China Health Care ETF	0.65%
Global X MSCI China Financials ETF	0.65%
Global X MSCI China Information Technology ETF	0.65%
Global X MSCI China Communication Services ETF	0.65%
Global X MSCI China Utilities ETF	0.65%
Global X MSCI China Real Estate ETF	0.65%
Global X MSCI Greece ETF	0.55%
Global X DAX Germany ETF	0.20%
Global X MSCI Portugal ETF	0.55%
Global X MSCI Colombia ETF	0.61%
Global X MSCI Argentina ETF	0.59%
Global X MSCI Pakistan ETF	0.68%
Global X MSCI Nigeria ETF	0.68%
Global X MSCI Vietnam ETF	0.50%
Global X MSCI Next Emerging & Frontier ETF	0.49%
Global X MSCI Norway ETF	0.50%
Global X FTSE Southeast Asia ETF	0.65%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

Notes to Financial Statements (Continued)
October 31, 2022

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the "Distribution Agreement"). SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as transfer agent and Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (Continued)
October 31, 2022

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X MSCI China Energy ETF	$18,917,005	$7,134,021
Global X MSCI China Materials ETF	8,905,326	5,555,491
Global X MSCI China Industrials ETF	28,422,240	12,350,458
Global X MSCI China Consumer Discretionary ETF	112,863,378	86,859,593
Global X MSCI China Consumer Staples ETF	16,207,569	9,862,891
Global X MSCI China Health Care ETF	3,270,318	2,436,895
Global X MSCI China Financials ETF	83,255,233	21,826,607
Global X MSCI China Information Technology ETF	8,426,094	7,237,854
Global X MSCI China Communication Services ETF	2,769,572	3,237,823
Global X MSCI China Utilities ETF	2,617,186	770,996
Global X MSCI China Real Estate ETF	10,373,655	3,147,164
Global X MSCI Greece ETF	30,328,150	29,449,163
Global X DAX Germany ETF	3,595,418	3,606,269
Global X MSCI Portugal ETF	4,674,611	4,452,717
Global X MSCI Colombia ETF	16,602,889	21,154,564
Global X MSCI Argentina ETF	13,285,433	13,802,802
Global X MSCI Pakistan ETF	5,193,556	6,315,607
Global X MSCI Nigeria ETF	1,157,948	810,387
Global X MSCI Vietnam ETF	10,777,442	4,636,618
Global X MSCI Next Emerging & Frontier ETF	4,615,871	4,149,485
Global X MSCI Norway ETF	16,894,407	15,617,372
Global X FTSE Southeast Asia ETF	5,793,386	5,269,909

During the year ended October 31, 2022, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Continued)
October 31, 2022

4. INVESTMENT TRANSACTIONS (continued)

For the year ended October 31, 2022, in-kind transactions associated with creations and redemptions were:

			Realized
2022	Purchases	Sales	Gains (Loss)
Global X MSCI China Energy ETF	$–	$7,232,812	$1,014,244
Global X MSCI China Materials ETF	–	4,632,446	580,323
Global X MSCI China Industrials ETF	2,982,873	11,688,526	(835,733)
Global X MSCI China Consumer Discretionary ETF	18,955,296	204,800,995	2,257,587
Global X MSCI China Consumer Staples ETF	126,090	7,686,973	(65,036)
Global X MSCI China Health Care ETF	278,196	2,159,620	(2,930)
Global X MSCI China Financials ETF	915,081	58,866,374	(6,242,513)
Global X MSCI China Information Technology ETF	289,439	3,378,521	84,824
Global X MSCI China Communication Services ETF	–	1,040,304	39,809
Global X MSCI China Utilities ETF	–	136,022	40,192
Global X MSCI China Real Estate ETF	490,541	1,933,602	(159,997)
Global X MSCI Greece ETF	11,172,735	36,152,405	8,886,376
Global X DAX Germany ETF	21,881,463	15,897,038	2,423,484
Global X MSCI Portugal ETF	11,991,466	4,844,829	(120,158)
Global X MSCI Colombia ETF	2,285,138	6,249,153	221,033
Global X MSCI Argentina ETF	2,531,900	6,539,079	1,155,852
Global X MSCI Pakistan ETF	–	–	–
Global X MSCI Nigeria ETF	–	–	–
Global X MSCI Vietnam ETF	–	–	–
Global X MSCI Next Emerging & Frontier ETF	468,248	–	–
Global X MSCI Norway ETF	57,064,489	31,468,633	3,686,331
Global X FTSE Southeast Asia ETF	8,781,767	4,262,352	508,556

 5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Continued)
October 31, 2022

5. TAX INFORMATION (continued)

The following differences, primarily attributable to redemptions in-kind, sales of passive foreign investment companies, and foreign currency, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2022:

		Distributable
	Paid-in	Earnings
Global X Funds	Capital	(Loss)
Global X MSCI China Energy ETF	$876,892	$(876,892)
Global X MSCI China Materials ETF	544,827	(544,827)
Global X MSCI China Industrials ETF	(846,518)	846,518
Global X MSCI China Consumer Discretionary ETF	(1,635,434)	1,635,434
Global X MSCI China Consumer Staples ETF	(87,890)	87,890
Global X MSCI China Health Care ETF	(40,723)	40,723
Global X MSCI China Financials ETF	(6,492,918)	6,492,918
Global X MSCI China Information Technology ETF	45,214	(45,214)
Global X MSCI China Communication Services ETF	(139,256)	139,256
Global X MSCI China Utilities ETF	37,623	(37,623)
Global X MSCI China Real Estate ETF	(168,395)	168,395
Global X MSCI Greece ETF	7,634,229	(7,634,229)
Global X DAX Germany ETF	2,180,608	(2,180,608)
Global X MSCI Portugal ETF	(138,355)	138,355
Global X MSCI Colombia ETF	169,098	(169,098)
Global X MSCI Argentina ETF	1,135,018	(1,135,018)
Global X MSCI Norway ETF	3,538,185	(3,538,185)
Global X FTSE Southeast Asia ETF	462,606	(462,606)

These reclassifications have no impact on net assets or NAV per share.

Notes to Financial Statements (Continued)
October 31, 2022

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the periods ended October 31, 2022 and 2021 were as follows:

	Long-Term
Global X Funds	Ordinary Income	Capital Gain	Return of Capital	Totals
Global X MSCI China Energy ETF
2022	$152,497	$–	$–	$152,497
2021	61,017	–	–	61,017
Global X MSCI China Materials ETF
2022	$95,929	$–	$–	$95,929
2021	85,767	–	–	85,767
Global X MSCI China Industrials ETF
2022	$68,060	$–	$–	$68,060
2021	44,984	–	–	44,984
Global X MSCI China Consumer Discretionary ETF
2022	$925,757	$–	$–	$925,757
2021	380,749	–	–	380,749
Global X MSCI China Consumer Staples ETF
2022	$203,537	$504,089	$–	$707,626
2021	165,719	–	–	165,719
Global X MSCI China Health Care ETF
2022	$16,856	$–	$–	$16,856
2021	7,709	–	–	7,709
Global X MSCI China Financials ETF
2022	$1,762,014	$–	$–	$1,762,014
2021	1,869,196	–	–	1,869,196
Global X MSCI China Information Technology ETF
2022	$92,279	$662,560	$–	$754,839
2021	254,780	11,340	–	266,120
Global X MSCI China Communication Services ETF
2022	$91,893	$–	$–	$91,893
2021	201,302	–	30,513	231,815
Global X MSCI China Utilities ETF
2022	$46,157	$34,700	$–	$80,857
2021	63,139	–	–	63,139
Global X MSCI China Real Estate ETF
2022	$205,698	$–	$–	$205,698
2021	311,838	–	–	311,838
Global X MSCI Greece ETF
2022	$2,877,578	$–	$–	$2,877,578
2021	3,402,946	–	–	3,402,946
Global X DAX Germany ETF
2022	$1,178,656	$–	$–	$1,178,656
2021	1,062,843	–	–	1,062,843

Notes to Financial Statements (Continued)
October 31, 2022

5. TAX INFORMATION (continued)

	Long-Term
Global X Funds	Ordinary Income	Capital Gain	Return of Capital	Totals
Global X MSCI Portugal ETF
2022	$300,309	$–	$–	$300,309
2021	509,812	–	–	509,812
Global X MSCI Colombia ETF
2022	$2,097,252	$–	$–	$2,097,252
2021	1,240,682	–	–	1,240,682
Global X MSCI Argentina ETF
2022	$647,649	$–	$–	$647,649
2021	163,672	–	–	163,672
Global X MSCI Pakistan ETF
2022	$1,339,067	$–	$–	$1,339,067
2021	1,563,198	–	–	1,563,198
Global X MSCI Nigeria ETF
2022	$2,165,774	$–	$–	$2,165,774
2021	2,273,637	–	–	2,273,637
Global X MSCI Vietnam ETF
2022	$15,977	$–	$–	$15,977
Global X MSCI Next Emerging & Frontier ETF
2022	$507,163	$–	$–	$507,163
2021	448,516	–	–	448,516
Global X MSCI Norway ETF
2022	$2,606,650	$–	$–	$2,606,650
2021	1,549,127	–	28,009	1,577,136
Global X FTSE Southeast Asia ETF
2022	$1,542,635	$–	$–	$1,542,635
2021	630,414	–	–	630,414

As of October 31, 2022, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X MSCI	Global X	Global X
	China Energy	China Materials	MSCI China
	ETF	ETF	Industrials ETF
Undistributed Ordinary Income	$289,602	$37,508	$84,274
Capital Loss Carryforwards	(1,224,288)	(2,768,409)	(5,044,362)
Unrealized Depreciation on Investments and
Foreign Currency	(875,993)	(1,606,267)	(2,364,366)
Other Temporary Differences	(5)	1	(5)
Total Accumulated Losses	$(1,810,684)	$(4,337,167)	$(7,324,459)

Notes to Financial Statements (Continued)
October 31, 2022

5. TAX INFORMATION (continued)

		Global X Funds
	Global X
	MSCI China	Global X
	Consumer	MSCI China	Global X MSCI
	Discretionary	Consumer	China Health
	ETF	Staples ETF	Care ETF
Undistributed Ordinary Income	$233,832	$133,383	$27,342
Capital Loss Carryforwards	(139,200,177)	(534,002)	(3,080,893)
Unrealized Depreciation on Investments and
Foreign Currency	(293,085,442)	(3,551,656)	(6,016,083)
Other Temporary Differences	(12)	–	–
Total Accumulated Losses	$(432,051,799)	$(3,952,275)	$(9,069,634)

		Global X Funds
		Global X	Global X
	Global X	MSCI China	MSCI China
	MSCI China	Information	Communication
	Financials ETF	Technology ETF	Services ETF
Undistributed Ordinary Income	$1,606,157	$45,783	$13,635
Capital Loss Carryforwards	(12,762,794)	(3,937,847)	(9,315,617)
Unrealized Depreciation on Investments and
Foreign Currency	(22,122,755)	(10,595,483)	(5,496,651)
Other Temporary Differences	(1)	(1)	1
Total Accumulated Losses	$(33,279,393)	$(14,487,548)	$(14,798,632)

		Global X Funds
		Global X	Global X
	Global X	MSCI China	MSCI
	MSCI China	Real Estate	Greece
	Utilities ETF	ETF	ETF
Undistributed Ordinary Income	$45,685	$256,518	$2,713,525
Undistributed Long-Term Capital Gain	39,826	–	–
Capital Loss Carryforwards	–	(3,029,414)	(226,844,784)
Unrealized Depreciation on Investments and
Foreign Currency	(942,700)	(5,018,062)	(37,882,958)
Other Temporary Differences	–	–	(17)
Total Accumulated Losses	$(857,189)	$(7,790,958)	$(262,014,234)

		Global X Funds
		Global X	Global X
	Global X	MSCI	MSCI
	Dax Germany	Portugal	Colombia
	ETF	ETF	ETF
Undistributed Ordinary Income	$63,221	$19,655	$840,443
Capital Loss Carryforwards	(3,784,615)	(19,153,346)	(91,801,436)
Unrealized Depreciation on Investments and
Foreign Currency	(6,968,445)	(2,777,560)	(16,764,792)
Other Temporary Differences	(1)	(1)	–
Total Accumulated Losses	$(10,689,840)	$(21,911,252)	$(107,725,785)

Notes to Financial Statements (Continued)
October 31, 2022

5. TAX INFORMATION (continued)

		Global X Funds
	Global X MSCI	Global X MSCI	Global X MSC
	Argentina ETF	Pakistan ETF	Nigeria ETF
Undistributed Ordinary Income	$307,087	$575,371	$1,740,480
Capital Loss Carryforwards	(27,761,223)	(36,960,330)	(23,712,374)
Unrealized Depreciation on Investments and
Foreign Currency	(18,166,914)	(13,276,489)	(11,450,609)
Other Temporary Differences	(1)	(6)	(4)
Total Accumulated Losses	$(45,621,051)	$(49,661,454)	$(33,422,507)

		Global X Funds
		Global X MSCI
	Global X MSCI	Next Emerging	Global X MSC
	Vietnam ETF	& Frontier ETF	Norway ETF
Undistributed Ordinary Income	$13,589	$181,771	$1,149,217
Capital Loss Carryforwards	(1,152,132)	(24,970,057)	(46,192,377)
Unrealized Depreciation on Investments and
Foreign Currency	(2,202,552)	(939,814)	(28,915,078)
Other Temporary Differences	–	–	(10)
Total Accumulated Losses	$(3,341,095)	$(25,728,100)	$(73,958,248)

Global X Funds
Global X FTSE
Southeast Asia
ETF
Undistributed Ordinary Income	$407,546
Capital Loss Carryforwards	(8,952,059)
Unrealized Depreciation on Investments and Foreign Currency	(2,846,451)
Total Accumulated Losses	$(11,390,964)

Notes to Financial Statements (Continued)
October 31, 2022

5. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
	Loss	Loss	Total
Global X MSCI China Energy ETF	$257,956	$966,332	$1,224,288
Global X MSCI China Materials ETF	907,141	1,861,268	2,768,409
Global X MSCI China Industrials ETF	2,514,253	2,530,109	5,044,362
Global X MSCI China Consumer Discretionary ETF	49,345,578	89,854,599	139,200,177
Global X MSCI China Consumer Staples ETF	393,268	140,734	534,002
Global X MSCI China Health Care ETF	560,189	2,520,704	3,080,893
Global X MSCI China Financials ETF	8,698,309	4,064,485	12,762,794
Global X MSCI China Information Technology ETF	1,239,797	2,698,050	3,937,847
Global X MSCI China Communication Services ETF	4,477,286	4,838,331	9,315,617
Global X MSCI China Real Estate ETF	1,312,341	1,717,073	3,029,414
Global X MSCI Greece ETF	76,066,205	150,778,579	226,844,784
Global X DAX Germany ETF	1,293,115	2,491,500	3,784,615
Global X MSCI Portugal ETF	3,818,051	15,335,295	19,153,346
Global X MSCI Colombia ETF	25,117,812	66,683,624	91,801,436
Global X MSCI Argentina ETF	3,785,212	23,976,011	27,761,223
Global X MSCI Pakistan ETF	1,390,733	35,569,597	36,960,330
Global X MSCI Nigeria ETF	6,704,406	17,007,968	23,712,374
Global X MSCI Vietnam ETF	1,152,132	–	1,152,132
Global X MSCI Next Emerging & Frontier ETF	6,272,493	18,697,564	24,970,057
Global X MSCI Norway ETF	12,648,729	33,543,648	46,192,377	*
Global X FTSE Southeast Asia ETF	3,149,354	5,802,705	8,952,059

* The utilization of this amount is subject to limitation under IRC sections 382-384.

During the year ended October 31, 2022, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term	Long-Term
	Loss	Loss	Total
Global X MSCI China Energy ETF	$122,291	$324,498	$446,789
Global X MSCI Nigeria ETF	1,885	–	1,885

Notes to Financial Statements (Continued)
October 31, 2022

5. TAX INFORMATION (continued)

The Federal tax cost basis of investments and aggregate gross unrealized appreciation depreciation on investments held by the Funds at October 31, 2022 were as follows:

		Aggregated	Aggregated
		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Global X MSCI China Energy ETF	$9,997,031	$550,070	$(1,426,063)	$(875,993)
Global X MSCI China Materials ETF	4,525,495	184,666	(1,790,933)	(1,606,267)
Global X MSCI China Industrials ETF	7,272,631	95,233	(2,459,599)	(2,364,366)
Global X MSCI China Consumer
Discretionary ETF	508,987,319	4,860,323	(297,945,765)	(293,085,442)
Global X MSCI China Consumer Staples
ETF	12,148,741	590,803	(4,142,459)	(3,551,656)
Global X MSCI China Health Care ETF	14,084,949	171,292	(6,187,375)	(6,016,083)
Global X MSCI China Financials ETF	49,645,438	164,271	(22,287,026)	(22,122,755)
Global X MSCI China Information
Technology ETF	24,515,646	889,709	(11,485,192)	(10,595,483)
Global X MSCI China Communication
Services ETF	10,509,430	36,682	(5,533,333)	(5,496,651)
Global X MSCI China Utilities ETF	3,456,719	26,431	(969,131)	(942,700)
Global X MSCI China Real Estate ETF	9,631,234	–	(5,018,062)	(5,018,062)
Global X MSCI Greece ETF	144,778,555	12,232,118	(50,115,076)	(37,882,958)
Global X DAX Germany ETF	46,258,984	854,879	(7,823,324)	(6,968,445)
Global X MSCI Portugal ETF	18,355,534	–	(2,777,560)	(2,777,560)
Global X MSCI Colombia ETF	38,030,115	701,472	(17,466,264)	(16,764,792)
Global X MSCI Argentina ETF	47,141,618	654,319	(18,821,233)	(18,166,914)
Global X MSCI Pakistan ETF	27,974,367	73,740	(13,350,229)	(13,276,489)
Global X MSCI Nigeria ETF	53,122,789	3,141,312	(14,591,921)	(11,450,609)
Global X MSCI Vietnam ETF	5,088,692	19,045	(2,221,597)	(2,202,552)
Global X MSCI Next Emerging & Frontier
ETF	20,424,820	2,654,160	(3,593,974)	(939,814)
Global X MSCI Norway ETF	127,846,899	5,750,808	(34,665,886)	(28,915,078)
Global X FTSE Southeast Asia ETF	41,335,160	2,259,420	(5,105,871)	(2,846,451)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

Notes to Financial Statements (Continued)
October 31, 2022

6. CONCENTRATION OF RISKS (continued)

In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended

Notes to Financial Statements (Continued)
October 31, 2022

6. CONCENTRATION OF RISKS (continued)

to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions regarding the impact of this transaction remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

The Global X MSCI Nigeria ETF’s investments are largely denominated in naira. Assets denominated in naira are required to be translated to U.S. dollars for financial reporting purposes, which translation is effected utilizing the official exchange rate, i.e. NAFEX. However, the Central Bank of Nigeria has implemented capital controls to manage an official exchange rate that precludes the purchase or sale of naira outside of official markets. As a result, opportunities to repatriate naira into dollars have been limited or non-existent, and in instances where a fund has had a repatriation opportunity, it has experienced extreme delays in repatriating such naira, with such repatriation occurring at times through the Central Bank of Nigeria at a discount to the official exchange rate. These circumstances may create uncertainty regarding the liquidity of transactions repatriating naira to U.S. dollars, as well as uncertainty with respect to the translation of the naira and naira-denominated assets to U.S. dollars.

Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the Chinese government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company

Notes to Financial Statements (Continued)
October 31, 2022

6. CONCENTRATION OF RISKS (continued)

to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as a Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

On June 3, 2021, President Biden expanded upon a previously issued executive order that prohibited U.S. persons from transacting in publicly traded securities designated by the U.S. Department of Defense as “Communist Chinese Military Companies” or “CCMCs” or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. President Biden’s executive order (the “Executive Order”) retains the structure of the investment-based CCMC sanctions program introduced in late 2020 but expands the prohibitions to address threats from the use of Chinese surveillance technology outside the People’s Republic of China and the development or use of Chinese surveillance technology to facilitate repression or serious human rights abuse.

Under the Executive Order, U.S. persons will be prohibited from engaging in the purchase or sale of publicly-traded securities, as well as securities derivative of, or designed to provide

Notes to Financial Statements (Continued)
October 31, 2022

6. CONCENTRATION OF RISKS (continued)

investment exposure to, such securities. This prohibition took effect on August 2, 2021 for entities listed in the Appendix to the Executive Order (and 60 days after designation, with respect to subsequently designated entities). In addition, U.S. persons will be required to divest of targeted securities of entities listed in the Appendix to the Executive Order by June 3, 2022 (or 365 days from designation, with respect to subsequently designated entities).

The Executive Order replaces the previous list of CCMCs with a new Non-SDN Chinese Military Industrial Complex Companies List. The U.S. Department of the Treasury, rather than the U.S. Department of Defense, will make designations going forward.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Also, if an affected security is included in a Fund's underlying index, such Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of the underlying index. The use of (or increased use of) a representative sampling strategy may increase such Fund’s tracking error risk. Actions barring some or all transactions with a specific company will likely have a substantial, negative impact on the value of such company’s securities. These sanctions may also lead to changes in a Fund’s underlying index. A Fund’s index provider may remove securities from the underlying index or implement caps on the securities of certain issuers that have been subject to recent economic sanctions. In such an event, it is expected that a Fund will rebalance its portfolio to bring it in line with its respective underlying index as a result of any such changes, which may result in transaction costs and increased tracking error.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts ("ADRs") and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Schedules

Notes to Financial Statements (Continued)
October 31, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)

of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (Continued)
October 31, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)

At October 31, 2022, the following Funds had securities on loan, by counterparty:

			Cash
		Market Value	Collateral(1)
Global X MSCI China Consumer Discretionary ETF
Barclays Capital Inc.		$182,647	$200,013
Citigroup Global Markets Inc.		1,019,898	1,077,696
Morgan Stanley & Co. LLC		701,483	737,511
	Total	$1,904,028	$2,015,220
Global X MSCI China Communication Services ETF
Citigroup Global Markets Inc.		$94,485	$99,495
	Total	$94,485	$99,495
Global X MSCI Portugal ETF
BofA Securities Inc.		$154,315	$161,145
J.P. Morgan Securities LLC		36,948	41,016
Morgan Stanley & Co. LLC		273,392	283,254
	Total	$464,655	$485,415
Global X MSCI Colombia ETF
BofA Securities Inc.		$107,207	$120,044
Scotia Capital		232,821	243,320
UBS AG London Branch		58,942	61,600
	Total	$398,970	$424,964
Global X MSCI Argentina ETF
BNP Paribas Securities Corp		$141,708	$145,040
BofA Securities Inc.		72,168	74,400
Citigroup Global Markets Inc.		101,220	103,600
J.P. Morgan Securities LLC		1,456,739	1,478,800
	Total	$1,771,835	$1,801,840
Global X FTSE Southeast Asia ETF
Morgan Stanley & Co. LLC		$643,778	$679,524
	Total	$643,778	$679,524

(1) It is the Funds' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the "Trustees") and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

Notes to Financial Statements (Continued)
October 31, 2022

9. REVERSE SHARE SPLIT

Effective April 28, 2020, each of the Global X MSCI Colombia ETF, Global X MSCI Greece ETF and Global X MSCI Pakistan ETF executed a reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

Fund Name	Ratio
Global X MSCI Colombia ETF	1:4
Global X MSCI Greece ETF	1:3
Global X MSCI Pakistan ETF	1:4

10. MERGER

Effective October 29, 2021, the Global X FTSE Nordic Region ETF (the “Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the Global X MSCI Norway ETF (the “Acquired Fund”) pursuant to a Plan of Reorganization approved by the Board of Directors on August 4, 2021. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Acquiring Fund, each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund.

The acquisition was accomplished by a tax-free exchange as follows:

3,980,000 shares of the Acquired Fund, with net assets of $60,723,560 and including $673,023 of net unrealized depreciation for 1,896,973 shares of the Acquiring Fund with net assets of $43,214,538. For every 1 share of the Acquired Fund, shareholders received 0.4766 shares of the Acquiring Fund. Immediately following the acquisition, the Combined Fund held 3,246,971 shares with net assets of $103,938,098.

Assuming that the reorganization had been completed on November 1, 2020, the Acquiring Fund’s pro forma results of operations for the year ended October 31, 2021 would have been as follows:

Net investment income	$2,153,445
Net Realized and unrealized gain (loss) from investments	26,735,503
Net increase (decrease) in net assets from operations	$28,888,948

Notes to Financial Statements (Concluded)
October 31, 2022

11. SUBSEQUENT EVENTS

The Board of the Trust approved a reverse share split of one to three (1:3) of the issued and outstanding shares of the Global X MSCI China Real Estate ETF (the "Reverse Share Split"). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended have been updated to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the twenty-two funds listed in the table below.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-two of the funds constituting Global X Funds, hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global X MSCI Colombia ETF (1)	Global X MSCI Portugal ETF (1)
Global X MSCI Norway ETF (1)	Global X MSCI Pakistan ETF (1)
Global X MSCI China Industrials ETF (1)	Global X FTSE Southeast Asia ETF (1)
Global X MSCI China Consumer Discretionary ETF (1)	Global X MSCI Nigeria ETF (1)
Global X MSCI China Energy ETF (1)	Global X DAX Germany ETF (2)
Global X MSCI China Financials ETF (1)	Global X MSCI China Consumer Staples ETF (3)
Global X MSCI China Communication Services ETF (1)	Global X MSCI China Health Care ETF (3)
Global X MSCI China Materials ETF (1)	Global X MSCI China Information Technology ETF (3)
Global X MSCI Argentina ETF (1)	Global X MSCI China Real Estate ETF (3)
Global X MSCI Greece ETF (1)	Global X MSCI China Utilities ETF (3)
Global X MSCI Next Emerging & Frontier ETF (1)	Global X MSCI Vietnam ETF (4)

Report of Independent Registered Public Accounting Firm

1.
Statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022.

2.
Statement of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the four years in the period ended October 31, 2022.

3.
Statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the three years in the period ended October 31, 2022, and for the period December 7, 2018 (commencement of operations) through October 31, 2019.

4.	Statement of operations, statement of changes in net assets, and the financial highlights for the period December 7, 2021 (commencement of operations) through October 31, 2022.

The financial statements of Global X DAX Germany ETF as of and for the year ended October 31, 2018 and the financial highlights for each of the periods ended on or prior to October 31, 2018 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 28, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we

Report of Independent Registered Public Accounting Firm

performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 29, 2022

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce their final investment returns. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2022 through October 31, 2022.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that a Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare a Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Annualized Expenses	Expense Paid During
	5/1/2022	10/31/2022	Ratios	Period(1)
Global X MSCI China Energy ETF
Actual Fund Return	$1,000.00	$980.50	0.67%	$3.34
Hypothetical 5% Return	1,000.00	1,021.83	0.67	3.41
Global X MSCI China Materials ETF
Actual Fund Return	$1,000.00	$712.60	0.65%	$2.81
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X MSCI China Industrials ETF
Actual Fund Return	$1,000.00	$811.80	0.66%	$3.01
Hypothetical 5% Return	1,000.00	1,021.88	0.66	3.36
Global X MSCI China Consumer Discretionary ETF
Actual Fund Return	$1,000.00	$734.90	0.65%	$2.84
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X MSCI China Consumer Staples ETF
Actual Fund Return	$1,000.00	$764.20	0.65%	$2.89
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X MSCI China Health Care ETF
Actual Fund Return	$1,000.00	$864.60	0.65%	$3.05
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X MSCI China Financials ETF
Actual Fund Return	$1,000.00	$753.60	0.67%	$2.96
Hypothetical 5% Return	1,000.00	1,021.83	0.67	3.41
Global X MSCI China Information Technology ETF
Actual Fund Return	$1,000.00	$801.50	0.65%	$2.95
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X MSCI China Communication Services ETF
Actual Fund Return	$1,000.00	$632.60	0.65%	$2.67
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X MSCI China Utilities ETF
Actual Fund Return	$1,000.00	$768.30	0.66%	$2.94
Hypothetical 5% Return	1,000.00	1,021.88	0.66	3.36

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	5/1/2022	10/31/2022	Ratios	Period(1)
Global X MSCI China Real Estate ETF
Actual Fund Return	$1,000.00	$504.10	0.67%	$2.54
Hypothetical 5% Return	1,000.00	1,021.83	0.67	3.41
Global X MSCI Greece ETF
Actual Fund Return	$1,000.00	$900.00	0.57%	$2.73
Hypothetical 5% Return	1,000.00	1,022.33	0.57	2.91
Global X DAX Germany ETF
Actual Fund Return	$1,000.00	$876.40	0.22%	$1.04
Hypothetical 5% Return	1,000.00	1,024.10	0.22	1.12
Global X MSCI Portugal ETF
Actual Fund Return	$1,000.00	$906.60	0.62%	$2.98
Hypothetical 5% Return	1,000.00	1,022.08	0.62	3.16
Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$651.50	0.63%	$2.62
Hypothetical 5% Return	1,000.00	1,022.03	0.63	3.21
Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$994.40	0.59%	$2.97
Hypothetical 5% Return	1,000.00	1,022.23	0.59	3.01
Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$762.20	0.84%	$3.73
Hypothetical 5% Return	1,000.00	1,020.97	0.84	4.28
Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$813.50	0.80%	$3.66
Hypothetical 5% Return	1,000.00	1,021.17	0.80	4.08
Global X MSCI Vietnam ETF
Actual Fund Return	$1,000.00	$646.10	0.50%	$2.07
Hypothetical 5% Return	1,000.00	1,022.69	0.50	2.55
Global X MSCI Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$875.60	0.51%	$2.41
Hypothetical 5% Return	1,000.00	1,022.64	0.51	2.00

Disclosure of Fund Expenses (Unaudited) (Concluded)

		Ending
	Beginning	Account	Annualized	Expenses
	Account Value	Value	Expense	Paid During
	5/1/2022	10/31/2022	Ratios	Period(1)
Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$835.40	0.50%	$2.31
Hypothetical 5% Return	1,000.00	1,022.69	0.50	2.55
Global X FTSE Southeast Asia ETF
Actual Fund Return	$1,000.00	$921.50	0.65%	$3.15
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Liquidity Risk Management Program (UNAUDITED)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 20, 2022, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report noted that one Fund, the Global X Nigeria Fund, was classified as an In-Kind Fund for purposes of Liquidity Reporting. The Committee’s report noted that no other material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Supplemental Information (UNAUDITED)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trust (UNAUDITED)

Set forth below are the names, addresses, years of birth, positions with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in Trust overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

	Position(s)		Number of Funds in
Name, Address	Held	Principal Occupation(s) During the Past	Trust Overseen by	Other Directorships
(Year of Birth)	with Trust	5 Years	Trustee	Held by Trustees
Independent Trustees[1]
Charles A. Baker	Trustee (since	Chief Executive Officer of Investment	107[2]	None.
605 Third Avenue,	07/2018)	Innovations LLC (investment
43rd Floor		consulting) (since 2013); Managing
New York, NY		Director of NYSE Euronext (2003 to
10158		2012).
(1953)
Susan M. Ciccarone	Trustee (since	Partner, Further Global Capital	107[2]	Director of E78
605 Third Avenue,	09/2019)	Management (private equity) (since		Partners (since 2022);
43rd Floor		2017); formerly Chief Operating Officer		Director of ProSight
New York, NY		(2014-2016) and Chief Financial		Global, Inc. (since
10158		Officer (2012-2016), Emerging Global		2021); Director of
(1973)		Advisors, LLC (ETF issuer).		Casa Holdco LP,
parent of Celink (since
2018); Chairman,
Payment Alliance
International, Inc.
(2019-2021).
Clifford J. Weber	Trustee (since	Owner, Financial Products Consulting	107[2]	Chairman (since
605 Third Avenue,	07/2018)	Group LLC (consulting services to		2017) and Trustee
43rd Floor		financial institutions) (since 2015);		(since 2015) of
New York, NY		formerly, Executive Vice President of		Clough Funds Trust;
10158		Global Index and Exchange-Traded		Chairman and Trustee
(1963)		Products, NYSE Market, Inc., a		of Clayton Street
		subsidiary of Intercontinental Exchange		Trust (since 2016);
		(ETF/ETP listing exchange) (2013-		Chairman and Trustee
		2015).		of Janus Detroit Street
Trust (since 2016);
Chairman and Trustee
of Elevation ETF
Trust (2016-2018);
Trustee of Clough
Global Equity Fund
(since 2017); Trustee
of Clough Global
Dividend and Income
Fund (since 2017);
and Trustee of Clough
Global Opportunities
Fund (since 2017).

Trustees and Officers of the Trust (UNAUDITED)

 The Trust’s SAI includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2022.

	Position(s)		Number of Funds in
Name, Address	Held	Principal Occupation(s) During the Past	Trust Overseen by	Other Directorships
(Year of Birth)	with Trust	5 Years	Trustee	Held by Trustees
Interested Trustee/Officers[1]
Luis Berruga	Trustee (since	Chief Executive Officer, GXMC (since	107[2]	None.
605 Third Avenue,	07/2018);	07/2018), Chief Financial Officer (since
43rd Floor	President (since	2/2014) and Chief Operating Officer
New York, NY	2018)	(9/2015 - 7/2018); Investment Banker,
10158		Jefferies (2012-2014).
(1977)
John Belanger	Chief Operating	Chief Operating Officer and Head of	N/A	N/A
605 Third Avenue,	Officer and	Portfolio Management & Portfolio
43rd Floor	Chief Financial	Administration, GXMC (since 12/2020);
New York, NY	Officer (since	Portfolio Manager (12/2020-4/2022);
10158	12/2020)	Secretary of the Trust (3/2020-9/2020);
(1982)		Head of Product Management, GXMC
(since 1/2020); Consultant to GXMC
(9/2018-12/2019); Chief Operating
Officer, Rex Shares, LLC (2014-2018).
Susan Lively	Secretary (since	General Counsel, GXMC (since	N/A	N/A
605 Third Avenue,	09/2020)	9/2020); Senior Corporate Counsel
43rd Floor		at Franklin Templeton (previously,
New York, NY		Managing Director and Associate
10158		General Counsel at Legg Mason & Co.,
(1981)		LLC) (2014-2020).
Eric Griffith	Assistant	Counsel, SEI Investments (since	N/A	N/A
One Freedom	Secretary (since	10/2019); Vice President and Assistant
Valley Drive	02/2020)	General Counsel, JPMorgan Chase &
Oaks, PA 19456		Co. (2012-2018).
(1969)
Joe Costello	Chief	Chief Compliance Officer, FlexShares	N/A	N/A
605 Third Avenue,	Compliance	Funds (2011-2015); Vice President,
43rd Floor	Officer (since	Northern Trust Investments (2003 -
New York, NY	09/2016)	2015).
10158
(1974)
Ronnie Riven	Treasurer	Director of Finance, GXMC (since	N/A	N/A
605 Third Avenue,	and Principal	2018); Director of Accounting and
43rd Floor	Accounting	Finance at Barclays Center (2016-2018);
New York, NY	Officer (since	Manager of External Reporting at
10158	12/2020)	National Grid (2013-2015).
(1984)

Trustees and Officers of the Trust (UNAUDITED)

	Position(s)		Number of Funds in
Name, Address	Held	Principal Occupation(s) During the Past	Trust Overseen by	Other Directorships
(Year of Birth)	with Trust	5 Years	Trustee	Held by Trustees
Interested Trustee/Officers[1]
Eric Olsen[3]	Assistant	Director of Accounting, SEI Investment	N/A	N/A
One Freedom	Treasurer (since	Manager Services (March 2021 to
Valley Drive	5/2021)	present); formerly, Deputy Head of Fund
Oaks, PA 19456		Operations, Traditional Assets, Aberdeen
(1970)		Standard Investments (2013-2021).

1 Each Trustee serves until his or her successor is duly elected or appointed and qualified.

2 As of October 31, 2022, the Trust had one hundred and seven investment portfolios, ninety-seven of which were operational.

3 This officer of the Trust also serves as an officer of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (UNAUDITED)

For shareholders that do not have an October 31, 2022 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2022, the Funds have designated the following items with regard to distributions paid during the year.

				Qualifying
				for Corporate
				Dividends	Qualifying
	Long-Term	Ordinary Income	Total	Received	Dividend
Return of Capital	Capital Gain	Distributions	Distributions	Deduction(1)	Income(2)
Global X MSCI China Energy ETF
0.00	0.00%	100.00%	100.00%	0.00%	100.00%
Global X MSCI China Materials ETF
0.00	0.00%	100.00%	100.00%	0.00%	83.93%
Global X MSCI China Industrials ETF
0.00	0.00%	100.00%	100.00%	0.00%	62.63%
Global X MSCI China Consumer Discretionary ETF
0.00	0.00%	100.00%	100.00%	12.70%	100.00%
Global X MSCI China Consumer Staples ETF
0.00	69.60%	30.40%	100.00%	0.00%	62.52%
Global X MSCI China Health Care ETF
0.00	0.00%	100.00%	100.00%	0.00%	100.00%
Global X MSCI China Financials ETF
0.00	0.00%	100.00%	100.00%	0.00%	100.00%
Global X MSCI China Information Technology ETF
0.00	87.78%	12.22%	100.00%	0.00%	68.24%
Global X MSCI China Communication Services ETF
0.00	0.00%	100.00%	100.00%	0.00%	80.85%
Global X MSCI China Utilities ETF
0.00	42.92%	57.08%	100.00%	0.00%	33.95%
Global X MSCI China Real Estate ETF
0.00	0.00%	100.00%	100.00%	0.00%	26.06%
Global X MSCI Greece ETF
0.00	0.00%	100.00%	100.00%	0.00%	95.85%
Global X DAX Germany ETF
0.00	0.00%	100.00%	100.00%	0.00%	73.87%
Global X MSCI Portugal ETF
0.00	0.00%	100.00%	100.00%	0.00%	100.00%
Global X MSCI Colombia ETF
0.00	0.00%	100.00%	100.00%	0.00%	15.46%
Global X MSCI Argentina ETF
0.00	0.00%	100.00%	100.00%	0.00%	28.47%
Global X MSCI Pakistan ETF
0.00	0.00%	100.00%	100.00%	0.00%	100.00%
Global X MSCI Nigeria ETF
0.00	0.00%	100.00%	100.00%	0.00%	0.00%
Global X MSCI Vietnam ETF
0.00	0.00%	100.00%	100.00%	0.00%	0.00%
Global X MSCI Next Emerging & Frontier ETF
0.00	0.00%	100.00%	100.00%	0.00%	47.77%
Global X MSCI Norway ETF
0.00	0.00%	100.00%	100.00%	0.00%	98.07%
Global X FTSE Southeast Asia ETF
0.00	0.00%	100.00%	100.00%	0.00%	35.68%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

Notice to Shareholders (UNAUDITED)

			Short Term
	U.S. Government	Interest Related	Capital Gain	Foreign Tax
	Interest(3)	Dividends(4)	Dividends (5)	Credit
Global X MSCI China Energy ETF
	0.03%	0.03%	0.00%	20.07%
Global X MSCI China Materials ETF
	0.00%	0.02%	0.00%	10.10%
Global X MSCI China Industrials ETF
	0.00%	0.05%	0.00%	13.13%
Global X MSCI China Consumer Discretionary ETF
	0.00%	0.20%	0.00%	0.00%
Global X MSCI China Consumer Staples ETF
	0.00%	0.00%	0.00%	2.29%
Global X MSCI China Health Care ETF
	0.00%	0.00%	0.00%	0.00%
Global X MSCI China Financials ETF
	0.00%	0.02%	0.00%	11.29%
Global X MSCI China Information Technology ETF
	0.00%	0.00%	0.00%	0.00%
Global X MSCI China Communication Services ETF
	0.00%	0.04%	0.00%	0.00%
Global X MSCI China Utilities ETF
	0.00%	0.01%	100.00%	0.00%
Global X MSCI China Real Estate ETF
	0.00%	0.03%	0.00%	0.00%
Global X MSCI Greece ETF
	0.00%	0.04%	0.00%	5.33%
Global X DAX Germany ETF
	0.00%	0.00%	0.00%	10.08%
Global X MSCI Portugal ETF
	0.02%	0.02%	0.00%	14.93%
Global X MSCI Colombia ETF
	0.00%	0.01%	0.00%	6.72%
Global X MSCI Argentina ETF
	0.00%	0.01%	0.00%	0.00%
Global X MSCI Pakistan ETF
	0.00%	0.01%	0.00%	15.82%
Global X MSCI Nigeria ETF
	0.05%	0.03%	0.00%	10.22%
Global X MSCI Vietnam ETF
	0.02%	0.01%	0.00%	0.00%
Global X MSCI Next Emerging & Frontier ETF
	0.00%	0.01%	0.00%	10.99%
Global X MSCI Norway ETF
	0.00%	0.01%	0.00%	26.02%
Global X FTSE Southeast Asia ETF
	0.00%	0.01%	0.00%	5.03%

(3) "U.S. Government Interest" represents the amount of interest that was derived from U.S. Government Obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

Notice to Shareholders (UNAUDITED)

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2022, the total amount of foreign source income and foreign tax credit are as follows:

	Foreign Source	Foreign Tax Credit
Fund Name	Income	Pass Through
Global X MSCI China Energy ETF	$359,359	$38,289
Global X MSCI China Materials ETF	111,764	10,781
Global X MSCI China Industrials ETF	150,259	10,283
Global X MSCI China Consumer Staples ETF	275,473	16,599
Global X MSCI China Financials ETF	1,971,247	224,258
Global X MSCI Greece ETF	3,587,787	161,920
Global X DAX Germany ETF	1,297,650	132,149
Global X MSCI Portugal ETF	303,295	52,704
Global X MSCI Colombia ETF	2,785,882	151,075
Global X MSCI Pakistan ETF	1,630,110	251,658
Global X MSCI Nigeria ETF	2,731,302	246,432
Global X MSCI Next Emerging & Frontier ETF	569,140	62,624
Global X MSCI Norway ETF	4,322,135	916,703
Global X FTSE Southeast Asia ETF	1,100,928	81,620

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2022. Complete information will be computed and reported in conjunction with your 2022 Form 1099-DIV.

Notes

Notes

Notes

Notes

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
 Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W. Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-AR-002-1200

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2022			2021
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$1,148,958	$0	$0	$929,467	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$406,447	$0	$0	$334,184	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e) (1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2022	2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $406,447 and $334,184, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.
The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6.  Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  January 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 6, 2023

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  January 6, 2023

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  January 6, 2023